UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-22756

Advisors Preferred Trust
(Exact name of registrant as specified in charter)

1445 Research Blvd, Suite 530, Rockville, MD	20850
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2734

Date of fiscal year end:	6/30

Date of reporting period:	6/30/26

Item 1. Reports to Stockholders.

(a)
Quantified Alternative Investment Fund - Advisor (QALAX )

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about Quantified Alternative Investment Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.quantifiedfunds.com/fund-documents. You can also request this information by contacting us at (855) 647-8268.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor	$223	2.08%

How did the Fund perform during the reporting period?

The Fund returned 14.03% for the year ending June 30, 2026. The S&P 500 Index, the Fund’s benchmark, gained 22.32% for same period.

Strategy

The Quantified Alternative Investment Fund dynamically manages a ranked portfolio of alternative investments with the diversification and liquidity traditionally available only to hedge funds

Techniques

The Fund gained 7.16% for the third quarter of 2025. The Fund underperformed the S&P 500, which gained 8.12%. The Fund’s cash position declined from 12.08% at the beginning of July to 11.93% at the beginning of August and to 10.43% at the beginning of September. Both the Fund’s NASDAQ futures hedging exposure and its actively traded long-term government-bond futures contributed positively to performance for the quarter. The Fund gained 2.24% for the fourth quarter of 2025. The Fund underperformed the S&P 500, which gained 2.66%. The Fund’s cash position increased over the course of the quarter, moving from approximately 13% of the actively managed rotational portion of the Fund in early October to 22% in early November and 31% in early December. Both the Fund’s NASDAQ futures hedging exposure and its actively traded long-term government-bond futures detracted from performance for the quarter.

In the first quarter of 2026, the Fund gained 3.98%. The Fund outperformed the Credit Suisse Liquid Alternative Index, which fell -0.12% and the S&P 500 TR Index which declined -4.33%. Throughout the period, the Fund held a sizable cash position, ranging from 15%-30% at the start of each month. Both the Fund’s NASDAQ futures exposure and its actively traded long-term government bond futures exposure detracted from performance for the quarter. The Fund gained 0.10% for the second quarter of 2026. It underperformed the Credit Suisse Liquid Alternative Index which gained 0.68%, and the S&P 500 TR Index which gained 15.20%. Throughout the quarter, the Fund held a sizable cash position ranging from 20%-30% at the start of each month. Both the Fund’s NASDAQ futures exposure and its actively traded long-term government bond futures exposure added to the performance for the quarter.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Quantified Alternative Investment Fund - $14,206
S&P 500 Index TR - $42,271
$50,000
$40,000
$30,000
$20,000
$10,000
$0
$42,271
$14,206
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025
Jun-2026

Table Summary
	Quantified Alternative Investment Fund	S&P 500 Index TR
Jun-2016	$10,000	$10,000
Jun-2017	$10,342	$11,790
Jun-2018	$10,575	$13,484
Jun-2019	$10,530	$14,889
Jun-2020	$9,660	$16,006
Jun-2021	$12,168	$22,536
Jun-2022	$11,870	$20,144
Jun-2023	$11,604	$24,091
Jun-2024	$12,363	$30,006
Jun-2025	$12,458	$34,556
Jun-2026	$14,206	$42,271

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Quantified Alternative Investment Fund	14.03%	3.15%	3.57%
S&P 500 Index TR	22.32%	13.41%	15.51%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (855) 647-8268.

Fund Statistics

  Net Assets$23,051,406
  Number of Portfolio Holdings48
  Advisory Fee $107,577
  Portfolio Turnover872%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Private Investment Funds	9.1%
Collateral for Securities Loaned	14.4%
Money Market Funds	21.3%
Exchange-Traded Funds	55.2%

What did the Fund invest in?

Instrument Type Weighting (% of total (including notional) exposure)

Cash & Equivalent
32%
Equities
24%
Alternative
18%
Private Investment Funds
8%
Fixed Income - Other
8%
Bond
8%
Equity Index
2%

Table Summary
Value	Value
Equity Index	2%
Bond	8%
Fixed Income - Other	8%
Private Investment Funds	8%
Alternative	18%
Equities	24%
Cash & Equivalent	32%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Mount Vernon Liquid Assets Portfolio, LLC	16.7%
First American Government Obligations Fund, Class Z	12.4%
Fidelity Government Portfolio, Class I	12.3%
Hyperion Fund LLC	10.6%
iMGP DBi Managed Futures Strategy ETF	7.0%
iShares Convertible Bond ETF	5.6%
State Street SPDR Bloomberg Convertible Securities ETF	4.6%
Harbor Commodity All Weather Strategy ETF	4.4%
VanEck Natural Resources ETF	3.7%
First Trust Alternative Absolute Return Strategy ETF	3.1%

The Fund has economic exposure through securities and derivatives to the above security types of 129% of its assets. The Asset Weighting chart and the Top 10 Holdings table do not include derivatives. Please refer to the annual shareholder report (address below) for a complete listing of the Fund's holdings.

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's prospectus dated April 3, 2026, which is available at www.quantifiedfunds.com/fund-documents or by emailing orderquantifiedfunds@ultimusfundsolutions.com or upon telephone request at (855) 647-8268.

Principal Investment Strategy Changes: The Fund expanded its cryptocurrency investments beyond Bitcoin and expanded its indirect exposure to more types of futures contracts through commodity pools.

Principal Investment Risk Changes: Related to the strategy change, the Fund’s additional risks include an expansion of futures contract risk to address currency futures, debt futures, equity futures, energy futures, metals futures, and agriculture commodity futures; as well as an expansion of cryptocurrency risk.

Quantified Alternative Investment Fund - Advisor (QALAX )

Annual Shareholder Report - June 30, 2026

Additional information is available on the Fund's website (www.quantifiedfunds.com/fund-documents), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063026-QALAX

Quantified Alternative Investment Fund - Investor (QALTX)

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about Quantified Alternative Investment Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.quantifiedfunds.com/fund-documents. You can also request this information by contacting us at (855) 647-8268.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$151	1.41%

How did the Fund perform during the reporting period?

The Fund returned 14.70% for the year ending June 30, 2026. The S&P 500 Index, the Fund’s benchmark, gained 22.32% for the same period.

Strategy

The Quantified Alternative Investment Fund dynamically manages a ranked portfolio of alternative investments with the diversification and liquidity traditionally available only to hedge funds

Techniques

The Fund gained 7.38% for the third quarter of 2025. The Fund underperformed the S&P 500, which gained 8.12%. The Fund’s cash position declined from 12.08% at the beginning of July to 11.93% at the beginning of August and to 10.43% at the beginning of September. Both the Fund’s NASDAQ futures hedging exposure and its actively traded long-term government-bond futures contributed positively to performance for the quarter. The Fund gained 2.29% for the fourth quarter of 2025. The Fund underperformed the S&P 500, which gained 2.66%. The Fund’s cash position increased over the course of the quarter, moving from approximately 13% of the actively managed rotational portion of the Fund in early October to 22% in early November and 31% in early December. Both the Fund’s NASDAQ futures hedging exposure and its actively traded long-term government-bond futures detracted from performance for the quarter.

In the first quarter of 2026, the Fund gained 4.13%. The Fund outperformed the Credit Suisse Liquid Alternative Index, which fell -0.12% and the S&P 500 TR Index which declined -4.33%. Throughout the period, the Fund held a sizable cash position, ranging from 15%-30% at the start of each month. Both the Fund’s NASDAQ futures exposure and its actively traded long-term government bond futures exposure detracted from performance for the quarter. The Fund gained 0.28% for the second quarter of 2026. It underperformed the Credit Suisse Liquid Alternative Index which gained 0.68%, and the S&P 500 TR Index which gained 15.20%. Throughout the quarter, the Fund held a sizable cash position ranging from 20%-30% at the start of each month. Both the Fund’s NASDAQ futures exposure and its actively traded long-term government bond futures exposure added to the performance for the quarter.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Quantified Alternative Investment Fund - $15,068
S&P 500 Index TR - $42,271
$50,000
$40,000
$30,000
$20,000
$10,000
$0
$42,271
$15,068
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025
Jun-2026

Table Summary
	Quantified Alternative Investment Fund	S&P 500 Index TR
Jun-2016	$10,000	$10,000
Jun-2017	$10,409	$11,790
Jun-2018	$10,712	$13,484
Jun-2019	$10,730	$14,889
Jun-2020	$9,898	$16,006
Jun-2021	$12,538	$22,536
Jun-2022	$12,289	$20,144
Jun-2023	$12,078	$24,091
Jun-2024	$12,944	$30,006
Jun-2025	$13,136	$34,556
Jun-2026	$15,068	$42,271

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Quantified Alternative Investment Fund	14.70%	3.74%	4.18%
S&P 500 Index TR	22.32%	13.41%	15.51%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (855) 647-8268.

Fund Statistics

  Net Assets$23,051,406
  Number of Portfolio Holdings48
  Advisory Fee $107,577
  Portfolio Turnover872%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Private Investment Funds	9.1%
Collateral for Securities Loaned	14.4%
Money Market Funds	21.3%
Exchange-Traded Funds	55.2%

What did the Fund invest in?

Instrument Type Weighting (% of total (including notional) exposure)

Table Summary
Value	Value
Equity Index	2%
Bond	8%
Fixed Income - Other	8%
Private Investment Funds	8%
Alternative	18%
Equities	24%
Cash & Equivalent	32%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Mount Vernon Liquid Assets Portfolio, LLC	16.7%
First American Government Obligations Fund, Class Z	12.4%
Fidelity Government Portfolio, Class I	12.3%
Hyperion Fund LLC	10.6%
iMGP DBi Managed Futures Strategy ETF	7.0%
iShares Convertible Bond ETF	5.6%
State Street SPDR Bloomberg Convertible Securities ETF	4.6%
Harbor Commodity All Weather Strategy ETF	4.4%
VanEck Natural Resources ETF	3.7%
First Trust Alternative Absolute Return Strategy ETF	3.1%

The Fund has economic exposure through securities and derivatives to the above security types of 129% of its assets. The Asset Weighting chart and the Top 10 Holdings table do not include derivatives. Please refer to the annual shareholder report (address below) for a complete listing of the Fund's holdings.

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's prospectus dated April 3, 2026, which is available at www.quantifiedfunds.com/fund-documents or by emailing orderquantifiedfunds@ultimusfundsolutions.com or upon telephone request at (855) 647-8268.

Principal Investment Strategy Changes: The Fund expanded its cryptocurrency investments beyond Bitcoin and expanded its indirect exposure to more types of futures contracts through commodity pools.

Principal Investment Risk Changes: Related to the strategy change, the Fund’s additional risks include an expansion of futures contract risk to address currency futures, debt futures, equity futures, energy futures, metals futures, and agriculture commodity futures; as well as an expansion of cryptocurrency risk.

Quantified Alternative Investment Fund - Investor (QALTX)

Annual Shareholder Report - June 30, 2026

Additional information is available on the Fund's website (www.quantifiedfunds.com/fund-documents), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063026-QALTX

Quantified Common Ground Fund - Advisor (QCGAX)

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about Quantified Common Ground Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.quantifiedfunds.com/fund-documents. You can also request this information by contacting us at (855) 647-8268.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor	$239	2.19%

How did the Fund perform during the reporting period?

The Fund rose by 18.55% for the year ending June 30, 2026. The S&P Composite 1500 Total Return Index, the Fund’s benchmark, gained 22.87% for same period.

Strategy

The Quantified Common Ground Fund invests in securities of issuers that can be considered compliant with both ESG (Environmental, Social and Governance) and BRI (Biblically Responsible Investing) standards and is actively managed.

Techniques

The Fund rose 2.27 % for the third quarter, underperforming the S&P 1500 TR Index, which gained 8.01%. The Fund remained defensive at the start of the quarter following the volatility seen in April. At the beginning of July, the Fund’s combined cash and bond positions totaled 34.19%. Cash exposure was 24.44% in August and rose slightly to 25.42% in September. Utilities remained the most significant sector allocation throughout the quarter. The Fund rose 1.37% for the fourth quarter, underperforming the S&P 1500 TR Index again, which gained 2.58%. The Fund remained defensive in October, maintaining an approximately 18% allocation to cash. The sectors with the largest exposure in October were Real Estate and Utilities. In November, the Fund went fully risk-on, dropping the cash allocation to 2.5%. The largest holdings in November were in Health Care and Information Technology. December saw similarly aggressive positioning, with the largest exposures in Financial and Real Estate.

In the first quarter of 2026, the Fund rose 5.47%, outperforming the S&P 1500 TR Index which fell -3.81%. The Fund remained heavily invested in equities throughout the quarter, holding no bond position and a cash position of about 2.5% each month. The sectors with the largest exposure in January and February were Financials and Materials. In March, the largest sector exposures were Financials and Health Care. Stock selection contributed to outperformance for the quarter. The Fund rose 8.41% for the second quarter of 2026, underperforming the S&P 1500 Total Return Index which gained 15.28%. The Fund remained heavily invested in equities throughout the quarter, holding no bond positions and a cash position of less than 3% each month. In April, the fund’s largest sector exposures were Consumer Staples and Financials, shifting to Financials and Information Technology in May, and to Information Technology and Industrials in June.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Quantified Common Ground Fund - $11,119
S&P Composite 1500 TR - $12,617
$15,000
$10,000
$5,000
$0
$12,617
$11,119
Jan-2025
Jun-2025
Jun-2026

Table Summary
	Quantified Common Ground Fund	S&P Composite 1500 TR
Jan-2025	$10,000	$10,000
Jun-2025	$9,379	$10,268
Jun-2026	$11,119	$12,617

Average Annual Total Returns

Table Summary
	1 Year	Since Inception (January 31, 2025)
Quantified Common Ground Fund	18.55%	7.81%
S&P Composite 1500® Index	22.87%	17.91%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (855) 647-8268.

Fund Statistics

Table Summary
Net Assets	$119,899,663
Number of Portfolio Holdings	48
Advisory Fee	$1,189,709
Portfolio Turnover	742%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Collateral for Securities Loaned	12.9%
Common Stocks	83.6%
Money Market Funds	3.5%

What did the Fund invest in?

Sector Weighting (% of total investments)

Table Summary
Value	Value
Consumer Discretionary	1.2%
Utilities	2.3%
Energy	6.6%
Health Care	8.0%
Industrials	8.8%
Consumer Staples	9.0%
Materials	13.9%
Money Market	16.4%
Technology	33.8%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Mount Vernon Liquid Assets Portfolio, LLC	14.9%
Broadcom, Inc.	10.5%
Darling Ingredients, Inc.	7.0%
Microchip Technology, Inc.	5.6%
Western Digital Corporation	5.3%
Seagate Technology Holdings PLC	5.0%
Jazz Pharmaceuticals PLC	4.2%
Neurocrine Biosciences, Inc.	3.8%
GE Vernova, Inc.	3.0%
Smurfit WestRock plc	2.9%

Please refer to the annual shareholder report (address below) for a complete listing of the Fund's holdings.

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's prospectus dated April 3, 2026, which is available at www.quantifiedfunds.com/fund-documents or by emailing orderquantifiedfunds@ultimusfundsolutions.com or upon telephone request at (855) 647-8268.

Principal Investment Strategy Changes: The Fund formed a wholly owned subsidiary for the purpose of housing certain commodity pool investments in conformity with the tax regulations that apply to the Fund.

Principal Investment Risk Changes: Related to the strategy change, the Fund’s additional risks include an expansion of futures contract risk to address currency futures, debt futures, equity futures, energy futures, metals futures, and agriculture commodity futures; as well as taxation risk; and wholly owned subsidiary risk.

Quantified Common Ground Fund - Advisor (QCGAX)

Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.quantifiedfunds.com/fund-documents), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063026-QCGAX

Quantified Common Ground Fund - Investor (QCGDX )

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about Quantified Common Ground Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.quantifiedfunds.com/fund-documents. You can also request this information by contacting us at (855) 647-8268.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$174	1.59%

How did the Fund perform during the reporting period?

The Fund rose by 19.25% for the year ending June 30, 2026. The S&P Composite 1500 Total Return Index, the Fund’s benchmark, gained 22.87% for same period.

Strategy

The Quantified Common Ground Fund invests in securities of issuers that can be considered compliant with both ESG (Environmental, Social and Governance) and BRI (Biblically Responsible Investing) standards and is actively managed.

Techniques

The Fund rose 2.41% for the third quarter of 2025, underperforming the S&P 1500 TR Index, which gained 8.01%. The Fund remained defensive at the start of the quarter following the volatility seen in April. At the beginning of July, the Fund’s combined cash and bond positions totaled 34.19%. Cash exposure was 24.44% in August and rose slightly to 25.42% in September. Utilities remained the most significant sector allocation throughout the quarter. The Fund rose 1.57% for the fourth quarter of 2025, underperforming the S&P 1500 TR Index again, which gained 2.58%. The Fund remained defensive in October, maintaining an approximately 18% allocation to cash. The sectors with the largest exposure in October were Real Estate and Utilities. In November, the Fund went fully risk-on, dropping the cash allocation to 2.5%. The largest holdings in November were in Health Care and Information Technology. December saw similarly aggressive positioning, with the largest exposures in Financial and Real Estate.

In the first quarter of 2026, the Fund rose 5.59%, outperforming the S&P 1500 TR Index which fell -3.81%. The Fund remained heavily invested in equities throughout the quarter, holding no bond position and a cash position of about 2.5% each month. The sectors with the largest exposure in January and February were Financials and Materials. In March, the largest sector exposures were Financials and Health Care. Stock selection contributed to outperformance for the quarter. The Fund rose 8.58% for the second quarter of 2026, underperforming the S&P 1500 Total Return Index which gained 15.28%. The Fund remained heavily invested in equities throughout the quarter, holding no bond positions and a cash position of less than 3% each month. In April, the fund’s largest sector exposures were Consumer Staples and Financials, shifting to Financials and Information Technology in May, and to Information Technology and Industrials in June.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Quantified Common Ground Fund - $19,439
S&P Composite 1500 TR - $25,073
$30,000
$20,000
$10,000
$0
$25,073
$19,439
Dec-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025
Jun-2026

Table Summary
	Quantified Common Ground Fund	S&P Composite 1500 TR
Dec-2019	$10,000	$10,000
Jun-2020	$9,370	$9,570
Jun-2021	$13,023	$13,601
Jun-2022	$13,851	$12,103
Jun-2023	$14,044	$14,431
Jun-2024	$16,599	$17,826
Jun-2025	$16,302	$20,406
Jun-2026	$19,439	$25,073

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception (December 27, 2019)
Quantified Common Ground Fund	19.25%	8.34%	10.75%
S&P Composite 1500® Index	22.87%	13.01%	15.17%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (855) 647-8268.

Fund Statistics

Table Summary
Net Assets	$119,899,663
Number of Portfolio Holdings	48
Advisory Fee	$1,189,709
Portfolio Turnover	742%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Collateral for Securities Loaned	12.9%
Common Stocks	83.6%
Money Market Funds	3.5%

What did the Fund invest in?

Sector Weighting (% of total investments)

Table Summary
Value	Value
Consumer Discretionary	1.2%
Utilities	2.3%
Energy	6.6%
Health Care	8.0%
Industrials	8.8%
Consumer Staples	9.0%
Materials	13.9%
Money Market	16.4%
Technology	33.8%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Mount Vernon Liquid Assets Portfolio, LLC	14.9%
Broadcom, Inc.	10.5%
Darling Ingredients, Inc.	7.0%
Microchip Technology, Inc.	5.6%
Western Digital Corporation	5.3%
Seagate Technology Holdings PLC	5.0%
Jazz Pharmaceuticals PLC	4.2%
Neurocrine Biosciences, Inc.	3.8%
GE Vernova, Inc.	3.0%
Smurfit WestRock plc	2.9%

Please refer to the annual shareholder report (address below) for a complete listing of the Fund's holdings.

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's prospectus dated April 3, 2026, which is available at www.quantifiedfunds.com/fund-documents or by emailing orderquantifiedfunds@ultimusfundsolutions.com or upon telephone request at (855) 647-8268.

Principal Investment Strategy Changes: The Fund formed a wholly owned subsidiary for the purpose of housing certain commodity pool investments in conformity with the tax regulations that apply to the Fund.

Principal Investment Risk Changes: Related to the strategy change, the Fund’s additional risks include an expansion of futures contract risk to address currency futures, debt futures, equity futures, energy futures, metals futures, and agriculture commodity futures; as well as taxation risk; and wholly owned subsidiary risk.

Quantified Common Ground Fund - Investor (QCGDX )

Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.quantifiedfunds.com/fund-documents), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063026-QCGDX

Quantified Eckhardt Managed Futures Strategy Fund - Advisor (QETAX)

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about Quantified Eckhardt Managed Futures Strategy Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.quantifiedfunds.com/fund-documents. You can also request this information by contacting us at (855) 647-8268.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor	$212	2.21%

How did the Fund perform during the reporting period?

The Fund declined by -8.09% for the year ending June 30, 2026. The S&P 500 Total Return Index, the Fund’s benchmark, gained 22.32% for the same period.

Strategy

The Fund seeks to achieve capital appreciation by leveraging trend-based strategies in both commodity and financial futures markets through investments in specialized commodity pools. Additionally, it has the option to generate income depending on liquidity through a diverse range of debt instruments, including individual bonds, ETFs, and debt futures.

Techniques

The Fund fell -2.92% for the third quarter of 2025, underperforming the S&P 500 Total Return Index which gained 8.12%. Over the quarter, the Fund profited from long positions in equity indexes and metals, as well as from short positions in grains. However, losses from long positions in energy, currencies, and U.S. fixed income, along with short positions in European fixed income, offset those gains. The Fund declined by -3.04% for the fourth quarter, underperforming the S&P 500 Total Return Index which rose by 2.66%. Over the quarter, the Fund generated profits from long and short positions in metals and currencies, short positions in soft commodities, and long positions in grains. Losses from long and short positions in equity indexes, energies, and fixed-income futures offset these gains.

In the first quarter of 2026, the Fund declined -5.32%, underperforming the S&P 500 Total Return Index which fell -4.33%.  During the quarter, the Fund generated profits from long positions in energy, currencies and grains.  Losses from long positions in long-term fixed-income futures and equity indexes offset these gains.  The Fund rose 3.14 % for the second quarter of 2026, underperforming the S&P 500 Total Return Index, which gained 15.20%.  During the period, the Fund profited from equity indexes, currencies and U.S. fixed income.  Losses from agricultural commodities, European fixed income and energy offset these gains.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Quantified Eckhardt Managed Futures Strategy Fund - $8,019
S&P 500 Index TR - $12,639
$15,000
$10,000
$5,000
$0
$12,639
$8,019
Jan-2025
Mar-2025
Jun-2025
Sep-2025
Dec-2025
Mar-2026
Jun-2026

Table Summary
	Quantified Eckhardt Managed Futures Strategy Fund	S&P 500 Index TR
Jan-2025	$10,000	$10,000
Mar-2025	$9,382	$9,313
Jun-2025	$8,724	$10,333
Sep-2025	$8,469	$11,172
Dec-2025	$8,212	$11,469
Mar-2026	$7,775	$10,972
Jun-2026	$8,019	$12,639

Average Annual Total Returns

Table Summary
	1 Year	Since Inception (January 31, 2025)
Quantified Eckhardt Managed Futures Strategy Fund	-8.09%	-14.49%
S&P 500 Index TR	22.32%	18.06%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (855) 647-8268.

Fund Statistics

Table Summary
Net Assets	$49,183,858
Number of Portfolio Holdings	4
Advisory Fee	$469,575
Portfolio Turnover	197%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Money Market Funds	50.0%
Private Investment Funds	50.0%

What did the Fund invest in?

Sector Weighting (% of total investments)

Cash & Equivalent
50%
Private Investment Funds
50%

Table Summary
Value	Value
Private Investment Funds	50%
Cash & Equivalent	50%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Fidelity Government Portfolio, Class I	40.9%
Galaxy Plus Fund LLC Evolution Strategy Financials Feeder Fund	35.6%
Galaxy Plus Fund Evolution Strategy Commodities Offshore Feeder Fund	14.4%
First American Government Obligations Fund, Class X	9.1%

Please refer to the annual shareholder report (address below) for a complete listing of the Fund's holdings.

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.

Quantified Eckhardt Managed Futures Strategy Fund - Advisor (QETAX)

Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (www.quantifiedfunds.com/fund-documents), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063026-QETAX

Quantified Eckhardt Managed Futures Strategy Fund - Investor (QETCX)

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about Quantified Eckhardt Managed Futures Strategy Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.quantifiedfunds.com/fund-documents. You can also request this information by contacting us at (855) 647-8268.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$154	1.60%

How did the Fund perform during the reporting period?

The Fund declined by -7.51% for year ending June 30, 2026. The S&P 500 Total Return Index, the Fund’s benchmark, gained 22.32% for the same period.

Strategy

The Fund seeks to achieve capital appreciation by leveraging trend-based strategies in both commodity and financial futures markets through investments in specialized commodity pools. Additionally, it has the option to generate income depending on liquidity through a diverse range of debt instruments, including individual bonds, ETFs, and debt futures.

Techniques

The Fund fell -2.70% for the third quarter of 2025, underperforming the S&P 500 Total Return Index which gained 8.12%. Over the quarter, the Fund profited from long positions in equity indexes and metals, as well as from short positions in grains. However, losses from long positions in energy, currencies, and U.S. fixed income, along with short positions in European fixed income, offset those gains. The Fund declined by -2.79% for the fourth quarter, underperforming the S&P 500 Total Return Index which rose by 2.66%. Over the quarter, the Fund generated profits from long and short positions in metals and currencies, short positions in soft commodities, and long positions in grains. Losses from long and short positions in equity indexes, energies, and fixed-income futures offset these gains.

In the first quarter of 2026, the Fund declined -5.29%, underperforming the S&P 500 Total Return Index which fell -4.33%.  During the quarter, the Fund generated profits from long positions in energy, currencies and grains.  Losses from long positions in long-term fixed-income futures and equity indexes offset these gains.  The Fund rose 3.25% for the second quarter of 2026, underperforming the S&P 500 Total Return Index, which gained 15.20%.  During the period, the Fund profited from equity indexes, currencies and U.S. fixed income.  Losses from agricultural commodities, European fixed income and energy offset these gains.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Quantified Eckhardt Managed Futures Strategy Fund - $8,248
S&P 500 Index TR - $13,114
$15,000
$10,000
$5,000
$0
$13,114
$8,248
Oct-2024
Dec-2024
Mar-2025
Jun-2025
Sep-2025
Dec-2025
Mar-2026
Jun-2026

Table Summary
	Quantified Eckhardt Managed Futures Strategy Fund	S&P 500 Index TR
Oct-2024	$10,000	$10,000
Dec-2024	$10,110	$10,095
Mar-2025	$9,579	$9,663
Jun-2025	$8,918	$10,721
Sep-2025	$8,677	$11,592
Dec-2025	$8,435	$11,899
Mar-2026	$7,989	$11,384
Jun-2026	$8,248	$13,114

Average Annual Total Returns

Table Summary
	1 Year	Since Inception (October 16, 2024)
Quantified Eckhardt Managed Futures Strategy Fund	-7.51%	-10.69%
S&P 500 Index TR	22.32%	17.24%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (855) 647-8268.

Fund Statistics

Table Summary
Net Assets	$49,183,858
Number of Portfolio Holdings	4
Advisory Fee	$469,575
Portfolio Turnover	197%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Money Market Funds	50.0%
Private Investment Funds	50.0%

What did the Fund invest in?

Sector Weighting (% of total investments)

Table Summary
Value	Value
Private Investment Funds	50%
Cash & Equivalent	50%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Fidelity Government Portfolio, Class I	40.9%
Galaxy Plus Fund LLC Evolution Strategy Financials Feeder Fund	35.6%
Galaxy Plus Fund Evolution Strategy Commodities Offshore Feeder Fund	14.4%
First American Government Obligations Fund, Class X	9.1%

Please refer to the annual shareholder report (address below) for a complete listing of the Fund's holdings.

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.

Quantified Eckhardt Managed Futures Strategy Fund - Investor (QETCX)

Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (www.quantifiedfunds.com/fund-documents), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063026-QETCX

Quantified Evolution Plus Fund - Advisor (QEVAX)

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about the Quantified Evolution Plus Fund for the period of May 18, 2026 (commencement of operations) to June 30, 2026. You can find additional information about the Fund at www.quantifiedfunds.com/fund-documents. You can also request this information by contacting us at (855) 647-8268.   This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor	$26	2.26%Footnote Reference*
Footnote	Description
Footnote*	Annualized. Expenses would be higher if the Fund had been in operations for the full twelve-month reporting period.

How did the Fund perform during the reporting period?

The Fund declined -10% since its inception on May 18, 2026. The S&P 500 Total Return Index, the Fund’s benchmark, gained 1.46% for same period.

Strategy

The Quantified Evolution Plus Fund utilizes a strategy that seeks strong absolute risk-adjusted returns on a wide variety of asset classes.

Techniques

The Fund underperformed the S&P 500 Total Return Index in May, remaining in commodities for much of the month with additional allocations to equities, gold and real estate. The Fund also underperformed in June, with allocations spread across domestic equities, emerging market equities and gold.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Quantified Evolution Plus Fund - $9,000
S&P 500 Index TR - $10,146
$15,000
$10,000
$5,000
$0
$10,146
$9,000
May-2026
Jun-2026

Table Summary
	Quantified Evolution Plus Fund	S&P 500 Index TR
May-2026	$10,000	$10,000
Jun-2026	$9,000	$10,146

Average Annual Total Returns

Table Summary
Since Inception (May 18, 2026)
Quantified Evolution Plus Fund	-10.00%
S&P 500 Index TR	1.46%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (855) 647-8268.

Fund Statistics

Table Summary
Net Assets	$26,109,696
Number of Portfolio Holdings	23
Advisory Fee	$252,437
Portfolio Turnover	1,202%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	2.2%
Private Investment Funds	13.1%
Money Market Funds	84.7%

What did the Fund invest in?

Security Type Weighting (% of total (including notional) exposure)

Futures (Equity Index)
59.0%
Cash & Equivalents
25.0%
Swaps (International)
11.0%
Private Investment Funds
4.0%
ETFs - Equity Index
1.0%

Table Summary
Value	Value
ETFs - Equity Index	1.0%
Private Investment Funds	4.0%
Swaps (International)	11.0%
Cash & Equivalents	25.0%
Futures (Equity Index)	59.0%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Fidelity Government Portfolio Class I, 3.520%,	32.9%
First American Government Obligations Fund Class Z, 3.519%,	32.9%
Hyperion Fund LLC	8.5%
First American Government Obligations Fund Class X, 3.559%,	6.0%
Galaxy Plus Fund LLC - Icon Market Neutral Feeder Fund	2.6%
Invesco QQQ Trust Series 1	1.3%
State Street SPDR S&P 500 ETF	0.6%
iShares Russell 2000 ETF	0.1%

The Fund has economic exposure through securities and derivatives to the above security types of approximately 284% of its assets.  The Asset Weighting chart and the Top 10 Holdings table do not include derivatives.  Please refer to the annual shareholder report (address below) for a complete listing of the Fund's holdings.

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's prospectus dated April 3, 2026, which is available at www.quantifiedfunds.com/fund-documents or by emailing orderquantifiedfunds@ultimusfundsolutions.com or upon telephone request at (855) 647-8268.

Principal Investment Strategy Changes: The Fund expanded its cryptocurrency investments beyond Bitcoin and expanded its indirect exposure to more types of futures contracts through commodity pools.

Principal Investment Risk Changes: Related to the strategy change, the Fund’s additional risks include an expansion of futures contract risk to address currency futures, debt futures, equity futures, energy futures, metals futures, and agriculture commodity futures; as well as an expansion of cryptocurrency risk.

Quantified Evolution Plus Fund - Advisor (QEVAX)

Annual Shareholder Report - June 30, 2026

Additional information is available on the Fund's website (www.quantifiedfunds.com/fund-documents), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063026-QEVAX

Quantified Evolution Plus Fund - Investor (QEVOX)

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about Quantified Evolution Plus Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.quantifiedfunds.com/fund-documents. You can also request this information by contacting us at (855) 647-8268.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$223	1.66%

How did the Fund perform during the reporting period?

The Fund rose 69.20% for the year ending June 30, 2026. The S&P 500 Total Return Index, the Fund’s benchmark, gained 22.32% for same period.

Strategy

The Quantified Evolution Plus Fund utilizes a strategy that seeks strong absolute risk-adjusted returns on a wide variety of asset classes.

Techniques

The Fund returned 3.62% for the third quarter of 2025. It outperformed the Credit Suisse Liquid Alternative Index, which gained 3.50%, but underperformed the S&P 500 Total Return Index, which gained 8.12%. The Fund remained defensive for most of the quarter. In July, it was primarily invested in Treasury bonds, which led to underperformance for the month. In mid-August, it shifted into equities, contributing to outperformance for the month. In September, the Fund was broadly diversified across the S&P 500, Real Estate, and European equities, and performance lagged the S&P 500 for the month. The Fund rose 8.86% for the fourth quarter. It outperformed the Credit Suisse Liquid Alternative Index, which gained 1.67%, and outperformed the S&P 500 TR Index, which gained 2.65%. In October, the Fund allocated heavily to gold, commodities, emerging market equities, and European equities. In November, the largest allocations were to gold and emerging market equities. December saw similarly heavy allocations to gold and emerging market equities.

For the first quarter of 2026, the Fund rose 40.3%. It outperformed the Credit Suisse Liquid Alternative Index, which lost -0.12%, and the S&P 500 TR Index which lost -4.33%. In January, the Fund allocated heavily to gold, along with exposure to U.S., international, and emerging market stocks. In February, the Fund reduced its gold position by month-end and adjusted exposures to U.S., international, and emerging market stocks. A large commodities exposure was also established near the end of the month. Domestic equity exposure was extremely limited in March, with the Fund focusing on commodities, including smaller gold exposures, as well as international and emerging market stocks. The Fund gained 6.91% for the second quarter of 2026. It outperformed the Credit Suisse Liquid Alternative Index, which gained 0.68%, but underperformed the S&P 500 TR Index, which gained 15.20%. The Fund outperformed the S&P 500 TR Index in April, supported by a heavy commodities position. It underperformed the Index in May, remaining in commodities for much of the month with additional allocations to equities, gold and real estate. The Fund also underperformed in June, with allocations spread across domestic equities, emerging market equities and gold.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Quantified Evolution Plus Fund - $15,659
S&P 500 Index TR - $27,917
$30,000
$20,000
$10,000
$0
$27,917
$15,659
Sep-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025
Jun-2026

Table Summary
	Quantified Evolution Plus Fund	S&P 500 Index TR
Sep-2019	$10,000	$10,000
Jun-2020	$8,913	$10,571
Jun-2021	$10,116	$14,883
Jun-2022	$9,275	$13,303
Jun-2023	$8,676	$15,910
Jun-2024	$9,212	$19,817
Jun-2025	$9,255	$22,822
Jun-2026	$15,659	$27,917

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception (September 30, 2019)
Quantified Evolution Plus Fund	69.20%	9.13%	6.87%
S&P 500 Index TR	22.32%	13.41%	16.43%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (855) 647-8268.

Fund Statistics

Table Summary
Net Assets	$26,109,696
Number of Portfolio Holdings	23
Advisory Fee	$252,437
Portfolio Turnover	1,202%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	2.2%
Private Investment Funds	13.1%
Money Market Funds	84.7%

What did the Fund invest in?

Security Type Weighting (% of total (including notional) exposure)

Table Summary
Value	Value
ETFs - Equity Index	1.0%
Private Investment Funds	4.0%
Swaps (International)	11.0%
Cash & Equivalents	25.0%
Futures (Equity Index)	59.0%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Fidelity Government Portfolio Class I, 3.520%,	32.9%
First American Government Obligations Fund Class Z, 3.519%,	32.9%
Hyperion Fund LLC	8.5%
First American Government Obligations Fund Class X, 3.559%,	6.0%
Galaxy Plus Fund LLC - Icon Market Neutral Feeder Fund	2.6%
Invesco QQQ Trust Series 1	1.3%
State Street SPDR S&P 500 ETF	0.6%
iShares Russell 2000 ETF	0.1%

The Fund has economic exposure through securities and derivatives to the above security types of approximately 284% of its assets.  The Asset Weighting chart and the Top 10 Holdings table do not include derivatives.  Please refer to the annual shareholder report (address below) for a complete listing of the Fund's holdings.

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's prospectus dated April 3, 2026, which is available at www.quantifiedfunds.com/fund-documents or by emailing orderquantifiedfunds@ultimusfundsolutions.com or upon telephone request at (855) 647-8268.

Principal Investment Strategy Changes: The Fund expanded its cryptocurrency investments beyond Bitcoin and expanded its indirect exposure to more types of futures contracts through commodity pools.

Principal Investment Risk Changes: Related to the strategy change, the Fund’s additional risks include an expansion of futures contract risk to address currency futures, debt futures, equity futures, energy futures, metals futures, and agriculture commodity futures; as well as an expansion of cryptocurrency risk.

Quantified Evolution Plus Fund - Investor (QEVOX)

Annual Shareholder Report - June 30, 2026

Additional information is available on the Fund's website (www.quantifiedfunds.com/fund-documents), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063026-QEVOX

Quantified Global Fund - Investor (QGBLX)

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about Quantified Global Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.quantifiedfunds.com/fund-documents. You can also request this information by contacting us at (855) 647-8268.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$167	1.61%

How did the Fund perform during the reporting period?

The Fund rose by 7.99% for the year ending June 30, 2026.  The MSCI ACWI, the Fund’s benchmark, gained  23.67% for same period.

Strategy

The Quantified Global Fund seeks to provide foreign exposure (at least 40% under normal circumstances) using a dynamic tactical strategy.

Techniques

The Fund gained 6.76% in the third quarter of 2025, underperforming the MSCI ACWI Index, which gained 7.62%. In actively seeking the best opportunities in the then prevailing market environment, the Fund favored Financials in July, Energy in August, and Financials again in September. Its cash allocation rose from 10.78% in July to 18.10% in August, then declined to 15.66% in September. U.S. equity exposure was 0% in both July and August, rising to 0.44% in September. The Fund returned -0.29% in the fourth quarter, underperforming the MSCI ACWI Index, which gained 3.29%. The Fund favored Financials and Energy as its two largest sector exposures in each month of the quarter. The Fund held a larger cash position of approximately 20% in October, which declined to below 10% in November and December. U.S. equity exposure was near 0% in October, above 5% in November, and above 10% in December.

In the first quarter of 2026, the Fund returned 3.95%, outperforming the MSCI ACWI Index, which lost -3.2%.  It remained heavily invested in equities throughout the period, holding no bonds and maintaining a cash position below 10%.  The Fund favored Financials and Consumer Discretionary as its two largest sector exposures in January.  In February, the largest sector exposures were to Financials and Energy.  In March, the largest sector exposures were to Financials and Consumer Discretionary.  The Fund returned -2.41% in the second quarter of 2026, underperforming the MSCI ACWI Index, which gained 14.93%.  It remained heavily invested in equities throughout the quarter, holding no bonds and maintaining a cash position below 10%.  In April the Fund’s largest sector exposures were Consumer Staples and Financials, shifting to Consumer Staples and Energy in May and to Energy and Health Care in June.  The Fund increased its exposure to domestic equities over the course of the quarter, from 0% in April to 8.6% in May and 48.14% in June.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Quantified Global Fund - $13,343
MSCI ACWI Index - $16,816
$20,000
$15,000
$10,000
$5,000
$0
$16,816
$13,343
Nov-2023
Jun-2024
Jun-2025
Jun-2026

Table Summary
	Quantified Global Fund	MSCI ACWI Index
Nov-2023	$10,000	$10,000
Jun-2024	$10,780	$11,705
Jun-2025	$12,356	$13,597
Jun-2026	$13,343	$16,816

Average Annual Total Returns

Table Summary
	1 Year	Since Inception (November 29, 2023)
Quantified Global Fund	7.99%	11.80%
MSCI ACWI Index	23.67%	22.26%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (855) 647-8268.

Fund Statistics

Table Summary
Net Assets	$7,658,392
Number of Portfolio Holdings	41
Advisory Fee	$252,841
Portfolio Turnover	857%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	47.7%
Exchange-Traded Funds	48.5%
Money Market Funds	3.8%

What did the Fund invest in?

Country Weighting (% of net assets)

United States 51.6%
United Kingdom 11.8%
Brazil 10.7%
Cayman Islands 5.2%
Colombia 4.4%
Italy 3.5%
Mexico 2.7%
Korea (Republic Of) 2.3%
Norway 2.3%
South Africa 1.4%
Other Countries 3.0%
Other Assets in Excess of Liabilities 1.1%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	1.1%
Other Countries	3.0%
South Africa	1.4%
Norway	2.3%
Korea (Republic Of)	2.3%
Mexico	2.7%
Italy	3.5%
Colombia	4.4%
Cayman Islands	5.2%
Brazil	10.7%
United Kingdom	11.8%
United States	51.6%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
State Street SPDR S&P 500 ETF Trust	33.0%
Invesco QQQ Trust Series 1	15.0%
Petroleo Brasileiro S.A.	5.9%
Haleon plc	3.9%
Eni SpA	3.5%
Shell PLC	3.5%
Ecopetrol S.A.	3.3%
BP PLC	2.7%
Equinor ASA	2.3%
Vista Energy S.A.B. de C.V.	2.1%

Please refer to the annual shareholder report (address below) for a complete listing of the Fund's holdings.

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.

Quantified Global Fund - Investor (QGBLX)

Annual Shareholder Report - June 30, 2026

Additional information is available on the Fund's website (www.quantifiedfunds.com/fund-documents), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063026-QGBLX

Quantified Government Income Tactical Fund - Investor (QGITX)

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about Quantified Government Income Tactical Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.quantifiedfunds.com/fund-documents. You can also request this information by contacting us at (855) 647-8268.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$158	1.60%

How did the Fund perform during the reporting period?

The Fund returned -2.64% for the year ending June 30, 2026. The Fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index returned 3.79% for the same period.

Strategy

The Quantified Government Tactical Income Fund is designed for investors seeking aggressive growth using U.S. government bond vehicles for trading.

Techniques

The Fund rose 2.87% for the third quarter of 2025, outperforming the Bloomberg U.S. Treasury 20+ Year Index, which gained 2.45%. Of the sub-strategies used in the Fund, 60% beat the benchmark and 60% delivered positive performance. The Fund switched exposure between inverse and long positions throughout the quarter. The Fund returned -0.51% for the fourth quarter of 2025, slightly underperforming the Bloomberg U.S. Treasury 20+ Year Index, which lost -0.48%. Of the sub-strategies used in the Fund, 60% beat the benchmark, and 20% delivered positive performance. The Fund shifted exposure between inverse and long positions throughout the quarter.

In the first quarter of 2026, the Fund fell -1.43%, underperforming the Bloomberg Treasury 20+ Year index, which lost -0.30%. Of the sub-strategies used in the Fund, 20% posted gains, outperforming the benchmark. The Fund changed between inverse and long positions throughout the quarter. It declined -3.49% in the second quarter of 2026, underperforming the Bloomberg U.S. Treasury 20+ Year Index, which gained 0.88%. Of the sub-strategies used in the Fund, 60% had positive returns while 20% outperformed the benchmark. The Fund moved between inverse and leverage positions throughout the period.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Quantified Government Income Tactical Fund - $7,572
Bloomberg U.S. Aggregate Bond Index - $10,118
$15,000
$10,000
$5,000
$0
$10,118
$7,572
Apr-2021
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025
Jun-2026

Table Summary
	Quantified Government Income Tactical Fund	Bloomberg U.S. Aggregate Bond Index
Apr-2021	$10,000	$10,000
Jun-2021	$10,090	$10,076
Jun-2022	$9,581	$9,039
Jun-2023	$8,183	$8,955
Jun-2024	$7,445	$9,190
Jun-2025	$7,777	$9,749
Jun-2026	$7,572	$10,118

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception (April 15, 2021)
Quantified Government Income Tactical Fund	-2.64%	-5.58%	-5.20%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	0.23%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (855) 647-8268.

Fund Statistics

Table Summary
Net Assets	$24,416,809
Number of Portfolio Holdings	4
Advisory Fee	$443,051
Portfolio Turnover	9,422%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	0.2%
Money Market Funds	99.8%

What did the Fund invest in?

Security Type Weighting (% of total (including notional) exposure)

Table Summary
Value	Value
Bond	26%
Cash & Equivalent	74%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Fidelity Government Portfolio Class I, 3.520%,	48.0%
First American Government Obligations Fund Class Z, 3.519%,	48.0%
iShares 20+ Year Treasury Bond ETF	0.2%

The Asset Weighting chart and the Top 10 Holdings table do not include derivatives.  Please refer to the annual shareholder report (address below) for a complete listing of the Fund's holdings.

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's prospectus dated April 3, 2026, which is available at www.quantifiedfunds.com/fund-documents or by emailing orderquantifiedfunds@ultimusfundsolutions.com or upon telephone request at (855) 647-8268.

Principal Investment Strategy Changes: The Fund formed a wholly owned subsidiary for the purpose of housing certain commodity pool investments in conformity with the tax regulations that apply to the Fund.

Principal Investment Risk Changes: Related to the strategy change, the Fund’s additional risks include an expansion of futures contract risk to address currency futures, debt futures, equity futures, energy futures, metals futures, and agriculture commodity futures; as well as taxation risk; and wholly owned subsidiary risk.

Quantified Government Income Tactical Fund - Investor (QGITX)

Annual Shareholder Report - June 30, 2026

Additional information is available on the Fund's website (www.quantifiedfunds.com/fund-documents), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063026-QGITX

Quantified Managed Income Fund - Advisor (QBDAX )

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about Quantified Managed Income Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.quantifiedfunds.com/fund-documents. You can also request this information by contacting us at (855) 647-8268.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor	$194	1.95%

How did the Fund perform during the reporting period?

The Fund returned -0.68 % for the year ending June 30, 2026.  The Fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 3.79 % for the same period.

Strategy

The Quantified Managed Income Fund selects income investments from a universe of bond, equity, REIT and MLP investments to create an optimized risk adjusted portfolio that is actively managed.

Techniques

The Fund rose 1.31 % for the third quarter of 2025, underperforming the Bloomberg U.S. Aggregate Bond Index, which gained 2.03%. The Fund’s actively traded long-term government-bond futures overlay was its best-performing component, significantly outperforming the benchmark; the dividend-paying stock sleeve was the worst performing component for the quarter. The Fund built up a sizable cash position in August, was reduced in September. It returned -0.98 % for the fourth quarter, underperforming the Bloomberg U.S. Aggregate Bond Index, which gained 1.10%. The Fund’s high-yield bond sleeve was its best-performing component; the dividend-paying stock sleeve was again the worst performing component for the quarter. The Fund’s cash position ranged between 20% and 25% for most of the quarter.

For the first quarter of 2026, the Fund returned -0.50%, underperforming the Bloomberg U.S. Aggregate Bond Index, which lost -0.05%. The Fund’s rotational sleeve was its best-performing component; while the long-term government bond futures sleeve was the worst performing component.  The Fund’s cash allocation varied from 5%-25% during the quarter. The Fund returned -0.50 % for the second quarter of 2026, underperforming the Bloomberg U.S. Aggregate Bond Index, which gained 0.67%.  The Fund’s dividend paying stock sleeve was its best-performing component; the high yield bond sleeve was the worst performing component.  The Fund’s cash allocation ranged from 10%-20% throughout the quarter.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Quantified Managed Income Fund - $9,892
Bloomberg U.S. Aggregate Bond Index - $11,656
$15,000
$10,000
$5,000
$0
$11,656
$9,892
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025
Jun-2026

Table Summary
	Quantified Managed Income Fund	Bloomberg U.S. Aggregate Bond Index
Jun-2016	$10,000	$10,000
Jun-2017	$10,331	$9,969
Jun-2018	$10,159	$9,929
Jun-2019	$10,784	$10,710
Jun-2020	$10,163	$11,646
Jun-2021	$9,894	$11,607
Jun-2022	$9,749	$10,413
Jun-2023	$9,357	$10,315
Jun-2024	$9,449	$10,587
Jun-2025	$9,959	$11,230
Jun-2026	$9,892	$11,656

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Quantified Managed Income Fund	-0.68%	0.00%	-0.11%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (855) 647-8268.

Fund Statistics

Table Summary
Net Assets	$110,099,442
Number of Portfolio Holdings	46
Advisory Fee	$741,413
Portfolio Turnover	1,148%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Reit	1.4%
Common Stocks	6.7%
Money Market Funds	8.6%
Collateral for Securities Loaned	23.2%
Exchange-Traded Funds	60.1%

What did the Fund invest in?

Security Type Weighting (% of total (including notional) exposure)

Fixed Income - Other
45%
Cash & Cash Equivalents
28%
Equities
15%
Futures (Long Bond)
11%
Futures (S&P 500)
1%

Table Summary
Value	Value
Futures (S&P 500)	1%
Futures (Long Bond)	11%
Equities	15%
Cash & Cash Equivalents	28%
Fixed Income - Other	45%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Mount Vernon Liquid Assets Portfolio, LLC	30.1%
iShares 1-3 Year Treasury Bond ETF	27.3%
State Street SPDR Bloomberg Convertible Securities ETF	7.2%
Invesco Emerging Markets Sovereign Debt ETF	7.0%
iShares MBS ETF	7.0%
Alerian MLP ETF	6.8%
iShares 20+ Year Treasury Bond ETF	6.3%
Fidelity Government Portfolio - Class I	5.6%
First American Government Obligations Fund - Class Z	5.6%
WisdomTree US LargeCap Dividend Fund	5.1%

The Asset Weighting chart and the Top 10 Holdings table do not include derivatives.  Please refer to the annual shareholder report (address below) for a complete listing of the Fund's holdings.

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's prospectus dated April 3, 2026, which is available at www.quantifiedfunds.com/fund-documents or by emailing orderquantifiedfunds@ultimusfundsolutions.com or upon telephone request at (855) 647-8268.

Principal Investment Strategy Changes: The Fund formed a wholly owned subsidiary for the purpose of housing certain commodity pool investments in conformity with the tax regulations that apply to the Fund.

Principal Investment Risk Changes: Related to the strategy change, the Fund’s additional risks include an expansion of futures contract risk to address currency futures, debt futures, equity futures, energy futures, metals futures, and agriculture commodity futures; as well as taxation risk; and wholly owned subsidiary risk.

Quantified Managed Income Fund - Advisor (QBDAX )

Annual Shareholder Report - June 30, 2026

Additional information is available on the Fund's website (www.quantifiedfunds.com/fund-documents), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063026-QBDAX

Quantified Managed Income Fund - Investor (QBDSX)

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about Quantified Managed Income Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.quantifiedfunds.com/fund-documents. You can also request this information by contacting us at (855) 647-8268.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$135	1.35%

How did the Fund perform during the reporting period?

The Fund returned -0.12% for the year ending June 30, 2026. The Fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 3.79 % for the same period.

Strategy

The Quantified Managed Income Fund selects income investments from a universe of bond, equity, REIT and MLP investments to create an optimized risk adjusted portfolio that is actively managed.

Techniques

The Fund rose 1.46% for the third quarter of 2025, underperforming the Bloomberg U.S. Aggregate Bond Index, which gained 2.03%. The Fund’s actively traded long-term government-bond futures overlay was its best-performing component, significantly outperforming the benchmark; the dividend-paying stock sleeve was the worst performing component for the quarter. The Fund built up a sizable cash position in August, which was reduced in September. It returned -0.80% for the fourth quarter of 2025, underperforming the Bloomberg U.S. Aggregate Bond Index, which gained 1.10%. The Fund’s high-yield bond sleeve was its best-performing component; the dividend-paying stock sleeve was again the worst performing component for the quarter. The Fund’s cash position ranged between 20% and 25% for most of the quarter.

For the first quarter of 2026, the Fund returned -0.38%, underperforming the Bloomberg U.S. Aggregate Bond Index, which returned -0.05%. The Fund’s rotational sleeve was its best-performing component; while the long-term government bond futures sleeve was the worst performing component.  The Fund’s cash allocation varied from 5%-25% during the quarter. The Fund returned -0.38% for the second quarter of 2026, underperforming the Bloomberg U.S. Aggregate Bond Index, which gained 0.67%.  The Fund’s dividend paying stock sleeve was its best-performing component; the high yield bond sleeve was the worst performing component.  The Fund’s cash allocation ranged from 10%-20% throughout the quarter.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Quantified Managed Income Fund - $10,558
Bloomberg U.S. Aggregate Bond Index - $11,656
$15,000
$10,000
$5,000
$0
$11,656
$10,558
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025
Jun-2026

Table Summary
	Quantified Managed Income Fund	Bloomberg U.S. Aggregate Bond Index
Jun-2016	$10,000	$10,000
Jun-2017	$10,413	$9,969
Jun-2018	$10,310	$9,929
Jun-2019	$11,021	$10,710
Jun-2020	$10,449	$11,646
Jun-2021	$10,249	$11,607
Jun-2022	$10,157	$10,413
Jun-2023	$9,798	$10,315
Jun-2024	$9,956	$10,587
Jun-2025	$10,570	$11,230
Jun-2026	$10,558	$11,656

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Quantified Managed Income Fund	-0.12%	0.60%	0.54%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (855) 647-8268.

Fund Statistics

Table Summary
Net Assets	$110,099,442
Number of Portfolio Holdings	46
Advisory Fee	$741,413
Portfolio Turnover	1,148%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Reit	1.4%
Common Stocks	6.7%
Money Market Funds	8.6%
Collateral for Securities Loaned	23.2%
Exchange-Traded Funds	60.1%

What did the Fund invest in?

Security Type Weighting (% of total (including notional) exposure)

Table Summary
Value	Value
Futures (S&P 500)	1%
Futures (Long Bond)	11%
Equities	15%
Cash & Cash Equivalents	28%
Fixed Income - Other	45%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Mount Vernon Liquid Assets Portfolio, LLC	30.1%
iShares 1-3 Year Treasury Bond ETF	27.3%
State Street SPDR Bloomberg Convertible Securities ETF	7.2%
Invesco Emerging Markets Sovereign Debt ETF	7.0%
iShares MBS ETF	7.0%
Alerian MLP ETF	6.8%
iShares 20+ Year Treasury Bond ETF	6.3%
Fidelity Government Portfolio - Class I	5.6%
First American Government Obligations Fund - Class Z	5.6%
WisdomTree US LargeCap Dividend Fund	5.1%

The Asset Weighting chart and the Top 10 Holdings table do not include derivatives.  Please refer to the annual shareholder report (address below) for a complete listing of the Fund's holdings.

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's prospectus dated April 3, 2026, which is available at www.quantifiedfunds.com/fund-documents or by emailing orderquantifiedfunds@ultimusfundsolutions.com or upon telephone request at (855) 647-8268.

Principal Investment Strategy Changes: The Fund formed a wholly owned subsidiary for the purpose of housing certain commodity pool investments in conformity with the tax regulations that apply to the Fund.

Principal Investment Risk Changes: Related to the strategy change, the Fund’s additional risks include an expansion of futures contract risk to address currency futures, debt futures, equity futures, energy futures, metals futures, and agriculture commodity futures; as well as taxation risk; and wholly owned subsidiary risk.

Quantified Managed Income Fund - Investor (QBDSX)

Annual Shareholder Report - June 30, 2026

Additional information is available on the Fund's website (www.quantifiedfunds.com/fund-documents), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063026-QBDSX

Quantified Market Leaders Fund - Advisor (QMLAX )

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about Quantified Market Leaders Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.quantifiedfunds.com/fund-documents. You can also request this information by contacting us at (855) 647-8268.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor	$225	1.95%

How did the Fund perform during the reporting period?

The Fund returned 30.65% for the year ending June 30, 2026. The MSCI ACWI (All Country World Index), the Fund’s benchmark, rose 23.67%, while the Morningstar Aggressive Target Risk Index, the Fund’s secondary benchmark was up 22.60% for the same period.

Strategy

The Fund pursues an active asset allocation strategy designed to overweight portfolio investments into the top-performing asset classes while eliminating exposure to under-performing assets.

Techniques

The Fund rose 10.86% in the third quarter of 2025, outperforming the MSCI ACWI (All Country World Index) which gained 7.62%. The Fund traded infrequently throughout the quarter, identifying the market’s strong upward trend and maintaining leveraged exposure throughout the period. The Fund fell -1.85 % in the fourth quarter, underperforming the MSCI ACWI (All Country World Index) which gained 3.29%. The Fund traded infrequently throughout the quarter, maintaining leveraged exposure. The sideways movement in equity markets over the quarter led to underperformance.

In the first quarter of 2026, the Fund fell -1.54%, slightly underperforming the MSCI ACWI  which declined -1.51%.  The Fund adjusted its exposure multiple times throughout the quarter, reducing it considerably at the end of March in response to market weakness.  Tactical movements between equity segments, combined with exposure adjustments, contributed to the Fund’s outperformance.  The Fund rose 21.95% in the second quarter of 2026, outperforming the MSCI ACWI which gained 14.93%.  The Fund maintained more than 100% market exposure from mid-April through the end of the quarter.  Tactical movements across equity segments, combined with the use of leverage, also contributed to outperformance for the quarter.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Quantified Market Leaders Fund - $25,480
MSCI ACWI Index - $33,301
Morningstar Aggressive Target Risk Index - $30,636
$40,000
$30,000
$20,000
$10,000
$0
$33,301
$30,636
$25,480
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025
Jun-2026

Table Summary
	Quantified Market Leaders Fund	MSCI ACWI Index	Morningstar Aggressive Target Risk Index
Jun-2016	$10,000	$10,000	$10,000
Jun-2017	$11,505	$11,879	$11,823
Jun-2018	$13,642	$13,153	$13,173
Jun-2019	$12,719	$13,908	$13,973
Jun-2020	$14,866	$14,202	$13,860
Jun-2021	$23,819	$19,778	$19,324
Jun-2022	$16,890	$16,663	$16,309
Jun-2023	$18,620	$19,417	$18,632
Jun-2024	$21,067	$23,179	$21,403
Jun-2025	$19,503	$26,927	$24,989
Jun-2026	$25,480	$33,301	$30,636

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Quantified Market Leaders Fund	30.65%	1.36%	9.80%
MSCI ACWI Index	23.67%	10.98%	12.78%
Morningstar Aggressive Target Risk Index	22.60%	9.66%	11.85%

The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in equity securities generally or in the Fund in particular or the ability of the Fund to track general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE FUND OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (855) 647-8268.

Fund Statistics

Table Summary
Net Assets	$75,287,202
Number of Portfolio Holdings	24
Advisory Fee	$825,059
Portfolio Turnover	860%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Money Market Funds	6.8%
Collateral for Securities Loaned	22.6%
Exchange-Traded Funds	70.6%

What did the Fund invest in?

Security Type Weighting (% of total (including notional) exposure)

Table Summary
Value	Value
ETFs - Equities (Mid Cap Value)	4%
ETFs - Equities (Large Cap)	4%
ETFs - Equities (Financial)	4%
ETFs - Equities (Small Cap Value)	8%
ETFs - Equities (International)	12%
ETFs - Equities (Small Cap Growth)	16%
Cash & Equivalent	25%
ETFs - Equities (Technology)	27%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Mount Vernon Liquid Assets Portfolio, LLC	28.0%
iShares MSCI Emerging Markets ETF	19.9%
ProShares Ultra QQQ	16.0%
iShares Russell 2000 Value ETF	13.2%
Direxion Daily S&P 500 Bull 2X Shares	10.3%
State Street Financial Select Sector SPDR ETF	7.2%
iShares Russell Mid-Cap Value ETF	6.5%
iShares 1-3 Year Treasury Bond ETF	5.1%
First American Government Obligations Fund, Class Z	4.2%
Fidelity Government Portfolio, Class I	4.2%

The Fund has economic exposure through securities and derivatives to the above security types of approximately 169% of its assets.  The Asset Weighting chart and the Top 10 Holdings table do not include derivatives.  Please refer to the annual shareholder report (address below) for a complete listing of the Fund's holdings.

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.

Quantified Market Leaders Fund - Advisor (QMLAX )

Annual Shareholder Report - June 30, 2026

Additional information is available on the Fund's website (www.quantifiedfunds.com/fund-documents), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063026-QMLAX

Quantified Market Leaders Fund - Investor (QMLFX)

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about Quantified Market Leaders Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.quantifiedfunds.com/fund-documents. You can also request this information by contacting us at (855) 647-8268.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$156	1.35%

How did the Fund perform during the reporting period?

The Fund returned 31.42% for the year ending June 30, 2026. The MSCI ACWI (All Country World Index), the Fund’s benchmark, rose 23.67%, while the Morningstar Aggressive Target Risk Index, the Fund’s secondary benchmark was up 22.60% for the same period.

Strategy

The Fund pursues an active asset allocation strategy designed to overweight portfolio investments into the top-performing asset classes while eliminating exposure to under-performing assets.

Techniques

The Fund rose 11.13% in the third quarter of 2025, outperforming the MSCI ACWI (All Country World Index) which gained 7.62%. The Fund traded infrequently throughout the quarter, identifying the market’s strong upward trend and maintaining leveraged exposure throughout the period. The Fund fell -1.79% in the fourth quarter, underperforming the MSCI which gained 3.29%. The Fund traded infrequently throughout the quarter, maintaining leveraged exposure. The sideways movement in equity markets over the quarter led to underperformance.

In the first quarter of 2026, the Fund fell -1.41%, outperforming the MSCI ACWI which declined -1.51%. The Fund adjusted its exposure multiple times throughout the quarter, reducing it considerably at the end of March in response to market weakness. Tactical movements between equity segments, combined with exposure adjustments, contributed to the Fund’s outperformance. The Fund rose 22.13% in the second quarter of 2026, outperforming the MSCI ACWI which gained 14.93%. The Fund maintained more than 100% market exposure from mid-April through the end of the quarter. Tactical movements across equity segments, combined with the use of leverage, also contributed to outperformance for the quarter.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Quantified Market Leaders Fund - $27,017
MSCI ACWI Index - $33,301
Morningstar Aggressive Target Risk Index - $30,636
$40,000
$30,000
$20,000
$10,000
$0
$33,301
$30,636
$27,017
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025
Jun-2026

Table Summary
	Quantified Market Leaders Fund	MSCI ACWI Index	Morningstar Aggressive Target Risk Index
Jun-2016	$10,000	$10,000	$10,000
Jun-2017	$11,580	$11,879	$11,823
Jun-2018	$13,820	$13,153	$13,173
Jun-2019	$12,966	$13,908	$13,973
Jun-2020	$15,233	$14,202	$13,860
Jun-2021	$24,515	$19,778	$19,324
Jun-2022	$17,493	$16,663	$16,309
Jun-2023	$19,392	$19,417	$18,632
Jun-2024	$22,084	$23,179	$21,403
Jun-2025	$20,558	$26,927	$24,989
Jun-2026	$27,017	$33,301	$30,636

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Quantified Market Leaders Fund	31.42%	1.96%	10.45%
MSCI ACWI Index	23.67%	10.98%	12.78%
Morningstar Aggressive Target Risk Index	22.60%	9.66%	11.85%

The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in equity securities generally or in the Fund in particular or the ability of the Fund to track general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE FUND OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (855) 647-8268.

Fund Statistics

Table Summary
Net Assets	$75,287,202
Number of Portfolio Holdings	24
Advisory Fee	$825,059
Portfolio Turnover	860%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Money Market Funds	6.8%
Collateral for Securities Loaned	22.6%
Exchange-Traded Funds	70.6%

What did the Fund invest in?

Security Type Weighting (% of total (including notional) exposure)

Table Summary
Value	Value
ETFs - Equities (Mid Cap Value)	4%
ETFs - Equities (Large Cap)	4%
ETFs - Equities (Financial)	4%
ETFs - Equities (Small Cap Value)	8%
ETFs - Equities (International)	12%
ETFs - Equities (Small Cap Growth)	16%
Cash & Equivalent	25%
ETFs - Equities (Technology)	27%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Mount Vernon Liquid Assets Portfolio, LLC	28.0%
iShares MSCI Emerging Markets ETF	19.9%
ProShares Ultra QQQ	16.0%
iShares Russell 2000 Value ETF	13.2%
Direxion Daily S&P 500 Bull 2X Shares	10.3%
State Street Financial Select Sector SPDR ETF	7.2%
iShares Russell Mid-Cap Value ETF	6.5%
iShares 1-3 Year Treasury Bond ETF	5.1%
First American Government Obligations Fund, Class Z	4.2%
Fidelity Government Portfolio, Class I	4.2%

The Fund has economic exposure through securities and derivatives to the above security types of approximately 169% of its assets.  The Asset Weighting chart and the Top 10 Holdings table do not include derivatives.  Please refer to the annual shareholder report (address below) for a complete listing of the Fund's holdings.

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.

Quantified Market Leaders Fund - Investor (QMLFX)

Annual Shareholder Report - June 30, 2026

Additional information is available on the Fund's website (www.quantifiedfunds.com/fund-documents), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063026-QMLFX

Quantified Pattern Recognition Fund - Investor (QSPMX )

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about Quantified Pattern Recognition Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.quantifiedfunds.com/fund-documents. You can also request this information by contacting us at (855) 647-8268.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$173	1.61%

How did the Fund perform during the reporting period?

The Fund returned 15.19% for the year ending June 30. 2026. The S&P 500 Total Return Index, the Fund’s primary benchmark, returned 22.32% for the same period. The Fund’s secondary benchmark, a blended index of 50% of the S&P 500 Total Return Index and the Bloomberg U.S. Aggregate Bond Index, was up 12.90% for the year.

Strategy

The Quantified Pattern Recognition Fund seeks out daily patterns in the stock market that have been found to be determinative of probable future price direction.

Techniques

The Fund rose 9.85% for the third quarter of 2025, outperforming the S&P 500, which gained 8.12%. In July, the Fund was primarily inverse, resulting in underperformance. In August, it turned to long leverage positions, contributing to outperformance for the month. In September, the Fund shifted between neutral and long exposures, leading to slight underperformance that month. The Fund rose 9.97% for the fourth quarter, outperforming the S&P 500, which gained 2.65%. The Fund was long for most of October, though it underperformed for the month. The Fund was defensive in the first half of November and aggressive in the second half, outperforming significantly for the month. The Fund followed a similar pattern in December, being much more aggressive in the second half of the month, outperforming again.

For the first quarter of 2026, the Fund fell -7.18%, underperforming the S&P 500 TR Index which declined -4.33%.  While the Fund maintained long S&P 500 exposure throughout the quarter, the level fluctuated.  Outperformance in January was offset by setbacks in February and March resulting in underperformance for the quarter.  The Fund rose 2.73% for the second quarter of 2026, underperforming the S&P 500 TR Index, which gained 15.20%.  The Fund moved between inverse and leveraged positions throughout the quarter.  Outperformance in June was offset by underperformance in April and May.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Quantified Pattern Recognition Fund - $19,886
S&P 500 Index TR - $28,439
50/50 S&P 500/Bloomberg Aggregate Bond - $17,694
$30,000
$20,000
$10,000
$0
$28,439
$19,886
$17,694
Aug-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025
Jun-2026

Table Summary
	Quantified Pattern Recognition Fund	S&P 500 Index TR	50/50 S&P 500/Bloomberg Aggregate Bond
Aug-2019	$10,000	$10,000	$10,000
Jun-2020	$10,890	$10,769	$10,729
Jun-2021	$13,962	$15,162	$12,752
Jun-2022	$10,962	$13,552	$11,452
Jun-2023	$14,829	$16,208	$12,503
Jun-2024	$15,340	$20,188	$14,155
Jun-2025	$17,264	$23,249	$15,672
Jun-2026	$19,886	$28,439	$17,694

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception (August 30, 2019)
Quantified Pattern Recognition Fund	15.19%	7.33%	10.58%
S&P 500 Index TR	22.32%	13.41%	16.52%
50/50 S&P 500/Bloomberg Aggregate Bond	12.90%	6.77%	8.72%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (855) 647-8268.

Fund Statistics

Table Summary
Net Assets	$46,476,929
Number of Portfolio Holdings	5
Advisory Fee	$527,653
Portfolio Turnover	294%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	0.4%
Private Investment Funds	12.7%
Money Market Funds	86.9%

What did the Fund invest in?

Security Type Weighting (% of total (including notional) exposure)

Table Summary
Value	Value
Private Investment Funds	4%
Cash & Equivalents	25%
Equities (S&P 500)	71%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Fidelity Government Portfolio Class I, 3.520%,	35.5%
First American Government Obligations Fund Class Z, 3.519%,	35.4%
Hyperion Fund LLC	10.4%
State Street SPDR S&P 500 ETF Trust	0.3%

The Fund has economic exposure through securities and derivatives to the above security types of 281% of its assets.  The Asset Weighting chart and the Top 10 Holdings table do not include derivatives.  Please refer to the annual shareholder report (address below) for a complete listing of the Fund's holdings.

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's prospectus dated April 3, 2026, which is available at www.quantifiedfunds.com/fund-documents or by emailing orderquantifiedfunds@ultimusfundsolutions.com or upon telephone request at (855) 647-8268.

Principal Investment Strategy Changes: The Fund formed a wholly owned subsidiary for the purpose of housing certain commodity pool investments in conformity with the tax regulations that apply to the Fund.

Principal Investment Risk Changes: Related to the strategy change, the Fund’s additional risks include an expansion of futures contract risk to address currency futures, debt futures, equity futures, energy futures, metals futures, and agriculture commodity futures; as well as taxation risk; and wholly owned subsidiary risk.

Quantified Pattern Recognition Fund - Investor (QSPMX )

Annual Shareholder Report - June 30, 2026

Additional information is available on the Fund's website (www.quantifiedfunds.com/fund-documents), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063026-QSPMX

Quantified Rising Dividend Tactical Fund - Investor (QRDTX)

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about Quantified Rising Dividend Tactical Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.quantifiedfunds.com/fund-documents. You can also request this information by contacting us at (855) 647-8268.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$179	1.63%

How did the Fund perform during the reporting period?

The Fund returned 19.43% for the year ending June 30. 2026. The S&P 500 Total Return Index, the Fund’s benchmark, returned 22.32% for the same period.

Strategy

The Quantified Rising Dividend Tactical Fund strives to build a portfolio of domestic and international ETF’s that hold strong companies with rising dividends which are actively managed.

Techniques

The Fund rose 5.16% in the third quarter of 2025, underperforming the S&P 500, which gained 8.12%. The Fund held leveraged equity exposure throughout the quarter. However, its specific mix of equity holdings did not keep pace with the mega-cap-heavy S&P 500. It rose 1.07% in the fourth quarter of 2025, underperforming the S&P 500, which gained 2.66%. The Fund held leveraged equity exposure throughout the quarter; however, sideways market movements limited opportunities to capture gains through leverage, resulting in slight underperformance.

In the first quarter of 2026, the Fund lost -2.03%, outperforming the S&P 500 Index which declined -4.33%. For most of the quarter, the Fund was leveraged, which contributed to its outperformance vis-à-vis its benchmark. The Fund rose 14.70% in the second quarter of 2026, underperforming the S&P 500 Index, which gained 15.20%. It held leveraged equity exposure throughout the quarter, but its equity mix contributed to its underperformance compared to its benchmark.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Quantified Rising Dividend Tactical Fund - $11,542
S&P 500 Index TR - $19,600
$20,000
$15,000
$10,000
$5,000
$0
$19,600
$11,542
Apr-2021
Jun-2021
Sep-2021
Dec-2021
Mar-2022
Jun-2022
Sep-2022
Dec-2022
Mar-2023
Jun-2023
Sep-2023
Dec-2023
Mar-2024
Jun-2024
Sep-2024
Dec-2024
Mar-2025
Jun-2025
Sep-2025
Dec-2025
Mar-2026
Jun-2026

Table Summary
	Quantified Rising Dividend Tactical Fund	S&P 500 Index TR
Apr-2021	$10,000	$10,000
Jun-2021	$10,240	$10,449
Sep-2021	$10,200	$10,510
Dec-2021	$11,114	$11,669
Mar-2022	$10,501	$11,133
Jun-2022	$8,622	$9,340
Sep-2022	$7,778	$8,884
Dec-2022	$7,571	$9,556
Mar-2023	$7,571	$10,272
Jun-2023	$7,994	$11,170
Sep-2023	$7,478	$10,805
Dec-2023	$8,565	$12,068
Mar-2024	$9,354	$13,342
Jun-2024	$9,208	$13,913
Sep-2024	$10,257	$14,732
Dec-2024	$9,883	$15,087
Mar-2025	$9,810	$14,443
Jun-2025	$9,665	$16,023
Sep-2025	$10,163	$17,325
Dec-2025	$10,272	$17,785
Mar-2026	$10,063	$17,014
Jun-2026	$11,542	$19,600

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception (April 14, 2021)
Quantified Rising Dividend Tactical Fund	19.43%	2.42%	2.79%
S&P 500 Index TR	22.32%	13.41%	13.79%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (855) 647-8268.

Fund Statistics

Table Summary
Net Assets	$18,931,555
Number of Portfolio Holdings	41
Advisory Fee	$185,857
Portfolio Turnover	61%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	93.1%
Money Market Funds	6.9%

What did the Fund invest in?

Security Type Weighting (% of total (including notional) exposure)

ETFs - Equities (S&P 500)
55.0%
ETFs - Equities (Large Cap Income)
31.0%
ETFs - Equities (Technology)
10.0%
Cash & Cash Equivalents
4.0%

Table Summary
Value	Value
Cash & Cash Equivalents	4.0%
ETFs - Equities (Technology)	10.0%
ETFs - Equities (Large Cap Income)	31.0%
ETFs - Equities (S&P 500)	55.0%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Vanguard Dividend Appreciation ETF	22.5%
Invesco S&P 500 Equal Weight ETF	18.1%
Invesco S&P 500 Low Volatility ETF	17.9%
Vanguard International Dividend Appreciation ETF	17.6%
Invesco QQQ Trust Series 1	12.5%
Fidelity Government Portfolio, Class I	3.3%
First American Government Obligations Fund, Class Z	3.3%

The Fund has economic exposure through securities and derivatives to the above security types of approximately 151% of its assets. The Asset Weighting chart and the Top 10 Holdings table do not include derivatives.  Please refer to the annual shareholder report (address below) for a complete listing of the Fund's holdings.

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.

Quantified Rising Dividend Tactical Fund - Investor (QRDTX)

Annual Shareholder Report - June 30, 2026

Additional information is available on the Fund's website (www.quantifiedfunds.com/fund-documents), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063026-QRDTX

Quantified STF Fund - Advisor (QSTAX )

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about Quantified STF Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.quantifiedfunds.com/fund-documents. You can also request this information by contacting us at (855) 647-8268.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor	$265	2.19%

How did the Fund perform during the reporting period?

The Fund returned 41.76% for the year ending June 30, 2026. The NASDAQ 100 Total Return Index, the Fund’s secondary benchmark, gained 34.38% for same period.

Strategy

The Quantified STF follows easily identifiable up and down trends in the market based solely on the price action of the NASDAQ 100. It uses futures to achieve leverage and establish inverse positions.

Techniques

The Fund gained 15.91% for the third quarter of 2025, outperforming the NASDAQ 100 Index, which gained 9.01%. The Fund held a 2X position against the NASDAQ 100 for most of the quarter, leading to its outperformance.

The Fund fell -2.39% for the fourth quarter, underperforming the NASDAQ 100 Index, which gained 2.47%. The Fund actively reduced market exposure throughout October and November as the market rally faltered and volatility returned following the quieter third quarter.

In the first quarter of 2026, the Fund fell -11.91%, underperforming the NASDAQ 100 Index which declined -5.82%. The Fund followed a 200% net long signal for most of January, before tactically adjusting exposure throughout the remainder of the quarter. Outperformance in January was offset by setbacks in February and March, resulting in underperformance for the quarter. The Fund rose 42.25% for the second quarter of 2026, outperforming the NASDAQ 100 Index, which gained 27.74% for the period. The Fund tactically shifted between neutral and leveraged positions, helping it outperform the benchmark in each month of the quarter.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Quantified STF Fund - $55,661
S&P 500® Index - $42,271
Nasdaq-100® Index - $75,018
$80,000
$60,000
$40,000
$20,000
$0
$75,018
$55,661
$42,271
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025
Jun-2026

Table Summary
	Quantified STF Fund	S&P 500® Index	Nasdaq-100® Index
Jun-2016	$10,000	$10,000	$10,000
Jun-2017	$13,532	$11,790	$12,939
Jun-2018	$16,686	$13,484	$16,304
Jun-2019	$16,076	$14,889	$17,961
Jun-2020	$23,035	$16,006	$24,028
Jun-2021	$34,754	$22,536	$34,685
Jun-2022	$28,247	$20,144	$27,617
Jun-2023	$32,234	$24,091	$36,767
Jun-2024	$44,755	$30,006	$48,080
Jun-2025	$39,264	$34,556	$55,823
Jun-2026	$55,661	$42,271	$75,018

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Quantified STF Fund	41.76%	9.88%	18.73%
S&P 500® Index	22.32%	13.41%	15.51%
Nasdaq-100® Index	34.38%	16.68%	22.33%

The Fund has designated the S&P 500 Index as its broad-based security markets index to better conform to regulatory requirements.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (855) 647-8268.

Fund Statistics

Table Summary
Net Assets	$354,507,836
Number of Portfolio Holdings	7
Advisory Fee	$2,462,745
Portfolio Turnover	98%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Certificate Of Deposit	1.1%
Private Investment Funds	6.6%
Money Market Funds	92.3%

What did the Fund invest in?

Security Type Weighting (% of total (including notional) exposure)

Table Summary
Value	Value
Private Investment Funds	7%
Cash & Equivalent	93%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Fidelity Government Portfolio Class I, 3.520%,	46.0%
First American Government Obligations Fund Class Z, 3.519%,	46.0%
Galaxy Plus Fund LLC - Profit Score Regime - Adaptive Equity Feeder Fund	6.5%
ESSA Bank & Trust, 3.700%, 09/25/26	0.3%
Axos Bank, 3.800%, 04/02/27	0.3%
Texas Exchange Bank SSB, 3.650%, 03/26/27	0.3%
Ally Bank, 3.750%, 09/27/27	0.3%

The Asset Weighting chart and the Top 10 Holdings table do not include derivatives. Please refer to the annual shareholder report (address below) for a complete listing of the Fund's holdings.

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's prospectus dated April 3, 2026, which is available at www.quantifiedfunds.com/fund-documents or by emailing orderquantifiedfunds@ultimusfundsolutions.com or upon telephone request at (855) 647-8268.

Principal Investment Strategy Changes: The Fund formed a wholly owned subsidiary for the purpose of housing certain commodity pool investments in conformity with the tax regulations that apply to the Fund.

Principal Investment Risk Changes: Related to the strategy change, the Fund’s additional risks include an expansion of futures contract risk to address currency futures, debt futures, equity futures, energy futures, metals futures, and agriculture commodity futures; as well as taxation risk; and wholly owned subsidiary risk.

Quantified STF Fund - Advisor (QSTAX )

Annual Shareholder Report - June 30, 2026

Additional information is available on the Fund's website (www.quantifiedfunds.com/fund-documents), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063026-QSTAX

Quantified STF Fund - Investor (QSTFX )

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about Quantified STF Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.quantifiedfunds.com/fund-documents. You can also request this information by contacting us at (855) 647-8268.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$193	1.59%

How did the Fund perform during the reporting period?

The Fund returned 42.64% for the year ending June 30, 2026. The NASDAQ 100 Total Return Index, the Fund’s secondary benchmark, gained 34.38% for same period.

Strategy

The Quantified STF follows easily identifiable up and down trends in the market based solely on the price action of the NASDAQ 100. It uses futures to achieve leverage and establish inverse positions.

Techniques

The Fund gained 16.06% for the third quarter of 2025, outperforming the NASDAQ 100 Index, which gained 9.01%. The Fund held a 2X position against the NASDAQ 100 for most of the quarter, leading to its outperformance. The Fund fell -2.25% for the fourth quarter, underperforming the NASDAQ 100 Index, which gained 2.47%. The Fund actively reduced market exposure throughout October and November as the market rally faltered and volatility returned following the quieter third quarter.

In the first quarter of 2026, the Fund fell -11.76%, underperforming the NASDAQ 100 Index which declined -5.82%. The Fund followed a 200% net long signal for most of January, before tactically adjusting exposure throughout the remainder of the quarter. Outperformance in January was offset by setbacks in February and March, resulting in underperformance for the quarter. The Fund rose 42.48% for the second quarter of 2026, outperforming the NASDAQ 100 Index, which gained 27.74% for the period. The Fund tactically shifted between neutral and leveraged positions, helping it outperform the benchmark in each month of the quarter.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Quantified STF Fund - $59,091
S&P 500® Index - $42,271
Nasdaq-100® Index - $75,018
$80,000
$60,000
$40,000
$20,000
$0
$75,018
$59,091
$42,271
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025
Jun-2026

Table Summary
	Quantified STF Fund	S&P 500® Index	Nasdaq-100® Index
Jun-2016	$10,000	$10,000	$10,000
Jun-2017	$13,601	$11,790	$12,939
Jun-2018	$16,874	$13,484	$16,304
Jun-2019	$16,348	$14,889	$17,961
Jun-2020	$23,568	$16,006	$24,028
Jun-2021	$35,791	$22,536	$34,685
Jun-2022	$29,291	$20,144	$27,617
Jun-2023	$33,609	$24,091	$36,767
Jun-2024	$46,941	$30,006	$48,080
Jun-2025	$41,428	$34,556	$55,823
Jun-2026	$59,091	$42,271	$75,018

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Quantified STF Fund	42.64%	10.55%	19.44%
S&P 500® Index	22.32%	13.41%	15.51%
Nasdaq-100® Index	34.38%	16.68%	22.33%

The Fund has designated the S&P 500 Index as its broad-based security markets index to better conform to regulatory requirements.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (855) 647-8268.

Fund Statistics

Table Summary
Net Assets	$354,507,836
Number of Portfolio Holdings	7
Advisory Fee	$2,462,745
Portfolio Turnover	98%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Certificate Of Deposit	1.1%
Private Investment Funds	6.6%
Money Market Funds	92.3%

What did the Fund invest in?

Security Type Weighting (% of total (including notional) exposure)

Table Summary
Value	Value
Private Investment Funds	7%
Cash & Equivalent	93%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Fidelity Government Portfolio Class I, 3.520%,	46.0%
First American Government Obligations Fund Class Z, 3.519%,	46.0%
Galaxy Plus Fund LLC - Profit Score Regime - Adaptive Equity Feeder Fund	6.5%
ESSA Bank & Trust, 3.700%, 09/25/26	0.3%
Axos Bank, 3.800%, 04/02/27	0.3%
Texas Exchange Bank SSB, 3.650%, 03/26/27	0.3%
Ally Bank, 3.750%, 09/27/27	0.3%

The Asset Weighting chart and the Top 10 Holdings table do not include derivatives. Please refer to the annual shareholder report (address below) for a complete listing of the Fund's holdings.

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's prospectus dated April 3, 2026, which is available at www.quantifiedfunds.com/fund-documents or by emailing orderquantifiedfunds@ultimusfundsolutions.com or upon telephone request at (855) 647-8268.

Principal Investment Strategy Changes: The Fund formed a wholly owned subsidiary for the purpose of housing certain commodity pool investments in conformity with the tax regulations that apply to the Fund.

Principal Investment Risk Changes: Related to the strategy change, the Fund’s additional risks include an expansion of futures contract risk to address currency futures, debt futures, equity futures, energy futures, metals futures, and agriculture commodity futures; as well as taxation risk; and wholly owned subsidiary risk.

Quantified STF Fund - Investor (QSTFX )

Annual Shareholder Report - June 30, 2026

Additional information is available on the Fund's website (www.quantifiedfunds.com/fund-documents), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063026-QSTFX

Quantified Tactical Sectors Fund - Investor (QTSSX)

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about Quantified Tactical Sectors Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.quantifiedfunds.com/fund-documents. You can also request this information by contacting us at (855) 647-8268.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$185	1.61%

How did the Fund perform during the reporting period?

The Fund returned 29.78% for the year ending June 30, 2026.  The S&P 500 Total Return Index, the Fund’s benchmark, returned 22.32% for the period.

Strategy

The Quantified Tactical Sectors Fund is an aggressive active asset allocation strategy designed to overweight portfolio investments into the top-performing asset classes while eliminating exposure to underperforming assets.

Techniques

The Fund rose 13.11% in the third quarter of 2025, outperforming the S&P 500, which gained 8.12%. The Fund also traded infrequently, maintaining leveraged equity exposure throughout the quarter to capitalize on substantial market gains. The Fund fell 2.07% in the fourth quarter of 2025, underperforming the S&P 500, which gained 2.66%. The Fund again traded infrequently throughout the quarter, maintaining leveraged exposure. The sideways movement in equity markets over the quarter led to underperformance.

In the first quarter of 2026, the Fund fell -4.19%, outperforming the S&P 500 TR Index which declined -4.33%.  The Fund was in a leveraged position for most of the quarter, contributing to performance until the leverage was removed toward the end of March.  Rotating among equity segments throughout the period also contributed to the Fund’s outperformance.  The Fund rose 22.28% in the second quarter of 2026, outperforming the S&P 500 TR Index which gained 15.20% for the period.  The Fund maintained more than 100% market exposure for much of the quarter.  Tactical movements across equity segments combined with the use of leverage contributed to outperformance for the quarter.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Quantified Tactical Sectors Fund - $9,562
S&P 500 Index TR - $21,487
$25,000
$20,000
$15,000
$10,000
$5,000
$0
$21,487
$9,562
Mar-2021
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025
Jun-2026

Table Summary
	Quantified Tactical Sectors Fund	S&P 500 Index TR
Mar-2021	$10,000	$10,000
Jun-2021	$10,560	$11,456
Jun-2022	$6,031	$10,240
Jun-2023	$6,911	$12,246
Jun-2024	$7,642	$15,253
Jun-2025	$7,368	$17,566
Jun-2026	$9,562	$21,487

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception (March 4, 2021)
Quantified Tactical Sectors Fund	29.78%	-1.97%	-0.84%
S&P 500 Index TR	22.32%	13.41%	15.45%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (855) 647-8268.

Fund Statistics

Table Summary
Net Assets	$67,798,749
Number of Portfolio Holdings	13
Advisory Fee	$671,777
Portfolio Turnover	842%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Collateral for Securities Loaned	13.8%
Money Market Funds	18.1%
Exchange-Traded Funds	68.1%

What did the Fund invest in?

Security Type Weighting (% of total (including notional) exposure)

ETFs - Equities (S&P 500)
29%
ETFs - Equities (Technology)
26%
Cash & Equivalent
19%
ETFs - Equities (Industrials)
13%
ETFs - Equities (Financial)
13%

Table Summary
Value	Value
ETFs - Equities (Financial)	13%
ETFs - Equities (Industrials)	13%
Cash & Equivalent	19%
ETFs - Equities (Technology)	26%
ETFs - Equities (S&P 500)	29%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
State Street Industrial Select Sector SPDR ETF	15.7%
State Street Technology Select Sector SPDR ETF	15.6%
Mount Vernon Liquid Assets Portfolio, LLC	15.6%
Vanguard Information Technology ETF	15.6%
Invesco S&P 500 Equal Weight ETF	15.4%
State Street Financial Select Sector SPDR ETF	15.1%
First American Government Obligations Fund, Class Z	10.3%
Fidelity Government Portfolio, Class I	10.2%

The Fund has economic exposure through securities and derivatives to the above security types of approximately 191% of its assets.  The Asset Weighting chart and the Top 10 Holdings table do not include derivatives.  Please refer to the annual shareholder report (address below) for a complete listing of the Fund's holdings.

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.

Quantified Tactical Sectors Fund - Investor (QTSSX)

Annual Shareholder Report - June 30, 2026

Additional information is available on the Fund's website (www.quantifiedfunds.com/fund-documents), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063026-QTSSX

(b)        Not applicable

Item 2. Code of Ethics.

(a)       The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)       N/A

(c)       During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)       During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)       N/A

(f)       See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)	The Registrant’s board of trustees has determined that Felix Rivera is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Rivera is independent for purposes of this Item 3.

(a)(2) Not applicable.

(a)(3) Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2026 - $163,200

2025 - $176,800

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

2026 - None

2025 - None

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

2026 - $43,750

2025 - $42,250

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended June 30, 2026 and 2025 respectively.

(e)(1) The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2) There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)       Not applicable. The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g)       All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal years ended June 30, 2026 and 2025 respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)        Not applicable.

(i)        Not applicable.

(j)        Not applicable.

Item 5. Audit Committee of Listed Registrants. Not applicable.

Item 6. Investments. The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	[Long Form Financial Statements]

Annual Financial Statements and
Additional Information
June 30, 2026

Quantified Managed Income Fund	Quantified Market Leaders Fund
Investor Class Shares QBDSX	Investor Class Shares QMLFX
Advisor Class Shares QBDAX	Advisor Class Shares QMLAX

Quantified Alternative Investment Fund	Quantified STF Fund
Investor Class Shares QALTX	Investor Class Shares QSTFX
Advisor Class Shares QALAX	Advisor Class Shares QSTAX

Quantified Pattern Recognition Fund	Quantified Evolution Plus Fund
Investor Class Share QSPMX	Investor Class Shares QEVOX
Advisor Class Shares QEVAX

Quantified Common Ground Fund	Quantified Tactical Sectors Fund
Investor Class Shares QCGDX	Investor Class Shares QTSSX
Advisor Class Shares QCGAX

Quantified Rising Dividend Tactical Fund	Quantified Government Income Tactical Fund
Investor Class Shares QRDTX	Investor Class Shares QGITX

Quantified Global Fund	Quantified Eckhardt Managed Futures Strategy Fund
Investor Class Shares QGBLX	Investor Class Shares QETCX
Advisor Class Shares QETAX

1-855-64-QUANT (1-855-647-8268)
www.advisorspreferred.com

Distributed by Ceros Financial Services, Inc.

QUANTIFIED MANAGED INCOME FUND
SCHEDULE OF INVESTMENTS
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 10.4%
	ASSET MANAGEMENT - 0.3%
6,420	Federated Hermes, Inc., Class B	$354,512

	BEVERAGES - 1.0%
4,592	Coca-Cola Company	373,192
11,309	National Beverage Corporation(a)	352,841
2,766	PepsiCo, Inc.	374,516
		1,100,549
	BIOTECH & PHARMA - 0.7%
1,564	Johnson & Johnson	397,209
3,092	Merck & Company, Inc.	397,322
		794,531
	COMMERCIAL SUPPORT SERVICES - 0.7%
2,328	Cintas Corporation	395,946
1,688	Waste Management, Inc.	376,222
		772,168
	CONTAINERS & PACKAGING - 0.4%
5,336	Greif, Inc., Class A	397,479

	DIVERSIFIED INDUSTRIALS - 0.4%
1,477	Illinois Tool Works, Inc.	399,484

	GAMING REITS - 0.3%
8,757	Gaming and Leisure Properties, Inc.	389,949

	HOUSEHOLD PRODUCTS - 0.7%
3,381	Kimberly-Clark Corporation	371,132
2,501	Procter & Gamble Company	366,747
		737,879
	INSURANCE - 1.8%
1,710	Allstate Corporation	406,877
1,933	Hanover Insurance Group, Inc.	413,894
2,904	Hartford Insurance Group, Inc.	384,838
1,368	Primerica, Inc.	388,786

See accompanying notes to financial statements.

QUANTIFIED MANAGED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 10.4% (Continued)
	INSURANCE - 1.9% (Continued)
1,160	RenaissanceRe Holdings Ltd.	$367,604
		1,961,999
	MACHINERY - 0.4%
4,500	Veralto Corporation	399,060

	MORTGAGE FINANCE - 0.7%
16,190	Annaly Capital Management, Inc.	362,008
23,470	Starwood Property Trust, Inc.	384,439
		746,447
	REAL ESTATE INVESTMENT TRUSTS - 0.3%
27,330	Ellington Financial, Inc.	371,961

	RETAIL - CONSUMER STAPLES - 0.3%
383	Costco Wholesale Corporation	358,285

	RETAIL - DISCRETIONARY - 0.3%
2,262	TJX Companies, Inc.	342,693

	RETAIL REIT - 0.3%
1,623	Simon Property Group, Inc.	362,984

	SPECIALTY REIT - 0.4%
2,548	Lamar Advertising Company, Class A	397,437

	TECHNOLOGY HARDWARE - 0.7%
1,277	Apple, Inc.	369,513
1,002	Motorola Solutions, Inc.	416,121
		785,634
	TECHNOLOGY SERVICES - 0.4%
1,169	Visa, Inc., Class A	401,072

	TRANSPORTATION & LOGISTICS - 0.3%
1,376	Union Pacific Corporation	374,272

See accompanying notes to financial statements.

QUANTIFIED MANAGED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 10.4% (Continued)

	TOTAL COMMON STOCKS (Cost $11,174,511)	$11,448,395

	EXCHANGE-TRADED FUNDS — 77.8%
	ENERGY MLP FUNDS - 6.8%
145,325	Alerian MLP ETF	7,535,101

	FIXED INCOME - 65.9%
355,232	Invesco Emerging Markets Sovereign Debt ETF(e)	7,690,773
365,525	iShares 1-3 Year Treasury Bond ETF(f),(e)	30,013,258
80,308	iShares 20+ Year Treasury Bond ETF	6,940,217
34,537	iShares 7-10 Year Treasury Bond ETF	3,266,164
81,276	iShares MBS ETF	7,682,207
16,483	iShares TIPS Bond ETF	1,803,735
73,274	State Street SPDR Bloomberg Convertible Securities ETF(e)	7,900,403
24,015	Vanguard Short-Term Bond ETF	1,871,008
67,687	Vanguard Short-Term Corporate Bond ETF	5,349,304
		72,517,069
	LARGE CAP FUNDS - 5.1%
58,381	WisdomTree US LargeCap Dividend Fund	5,623,258

	TOTAL EXCHANGE-TRADED FUNDS (Cost $85,822,135)	85,675,428

	SHORT-TERM INVESTMENTS — 11.2%
	MONEY MARKET FUNDS - 11.2%
6,157,702	Fidelity Government Portfolio, Class I, 3.52%(b)	6,157,702
6,157,702	First American Government Obligations Fund, Class Z, 3.52%(b)	6,157,702
	TOTAL MONEY MARKET FUNDS (Cost $12,315,404)	12,315,404

	TOTAL SHORT-TERM INVESTMENTS (Cost $12,315,404)	12,315,404

See accompanying notes to financial statements.

QUANTIFIED MANAGED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

Units		Fair Value
	COLLATERAL FOR SECURITIES LOANED – 30.1%
33,119,909	Mount Vernon Liquid Assets Portfolio, LLC, 3.75%(b),(c),(d),(f)	$33,119,909

	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $33,119,909)

	TOTAL INVESTMENTS - 129.5% (Cost $142,431,959)	$142,559,136
	LIABILITIES IN EXCESS OF OTHER ASSETS - (29.5)%	(32,459,694)
	NET ASSETS - 100.0%	$110,099,442

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation (Depreciation)
4	CME E-Mini Standard & Poor’s 500 Index Futures	09/21/2026	$1,509,650	$7,780
144	Ultra U.S. Treasury Bond Futures	09/22/2026	16,726,500	(98,993)
	TOTAL FUTURES CONTRACTS			$(91,213)

ETF	- Exchange-Traded Fund

LTD	- Limited Company

MBS	- Mortgage-Backed Security

MLP	- Master Limited Partnership

REIT	- Real Estate Investment Trust

SPDR	- Standard & Poor’s Depositary Receipt

TIPS	- Treasury Inflation-Protected Securities

(a)	Non-income producing security.

(b)	Rate disclosed is the seven-day effective yield as of June 30, 2026.

(c)	Security purchased with cash proceeds of securities lending collateral, daily liquidity, money market type fund that seeks current income and stable net asset value.

(d)	Investment is valued using net asset value per share as a practical expedient.

(e)	All or portion of the security is on loan. Total loaned securities had a value of $32,431,335 at June 30, 2026.

(f)	See note 10.

See accompanying notes to financial statements.

QUANTIFIED MARKET LEADERS FUND
SCHEDULE OF INVESTMENTS
June 30, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 87.3%
	EQUITY - 49.1%
1,822	Direxion Daily AMD Bull 2X ETF	$527,196
8,049	Direxion Daily ASML Bull 2X ETF(b)	342,002
5,500	Direxion Daily CSCO Bull 2X ETF	340,890
2,886	Direxion Daily INTC Bull 2X ETF	739,711
3,038	Direxion Daily MRVL Bull 2X ETF	695,185
678	Direxion Daily MU Bull 2X ETF	711,039
8,082	Direxion Daily PANW Bull 2X ETF	417,597
36,152	Direxion Daily S&P 500 Bull 2X Shares	7,794,762
29,644	iShares Russell Mid-Cap Value ETF(b)	4,879,402
124,151	ProShares Ultra QQQ(b)	12,012,851
101,214	State Street Financial Select Sector SPDR ETF	5,426,082
16,632	State Street Industrial Select Sector SPDR ETF	3,080,745
		36,967,462
	FIXED INCOME - 5.1%
46,335	iShares 1-3 Year Treasury Bond ETF(b)	3,804,567

	INTERNATIONAL EQUITIES - 19.9%
219,086	iShares MSCI Emerging Markets ETF(b)	14,987,673

	SMALL CAP VALUE - 13.2%
44,953	iShares Russell 2000 Value ETF	9,943,604

	TOTAL EXCHANGE-TRADED FUNDS (Cost $62,642,228)	65,703,306

	SHORT-TERM INVESTMENTS — 8.4%
	MONEY MARKET FUNDS - 8.4%
3,176,640	Fidelity Government Portfolio, Class I, 3.52%(a)	3,176,640
3,176,640	First American Government Obligations Fund, Class Z, 3.52%(a)	3,176,640
	TOTAL MONEY MARKET FUNDS (Cost $6,353,280)	6,353,280

	TOTAL SHORT-TERM INVESTMENTS (Cost $6,353,280)	6,353,280

See accompanying notes to financial statements.

QUANTIFIED MARKET LEADERS FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

Units		Fair Value
	COLLATERAL FOR SECURITIES LOANED – 28.0%
21,070,450	Mount Vernon Liquid Assets Portfolio, LLC, 3.75%(a),(c),(d),(e)	$21,070,450

	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $21,070,450)

	TOTAL INVESTMENTS - 123.7% (Cost $90,065,958)	$93,127,036
	LIABILITIES IN EXCESS OF OTHER ASSETS - (23.7)%	(17,839,834)
	NET ASSETS - 100.0%	$75,287,202

AMD	- Advance Micro Devices, Inc.

ASML	- ASML Holding N.V.

CSCO	- Cisco Systems, Inc.

ETF	- Exchange-Traded Fund

INTC	- Intel Corporation

MRVL	- Marvell Technology, Inc.

MSCI	- Morgan Stanley Capital International

MU	- Micron Technology, Inc.

PANW	- Palo Alto Networks, Inc.

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Rate disclosed is the seven-day effective yield as of June 30, 2026.

(b)	All or portion of the security is on loan. Total loaned securities had a value of $20,875,325 at June 30, 2026.

(c)	Security purchased with cash proceeds of securities lending collateral, daily liquidity, money market type fund that seeks current income and stable net asset value.

(d)	Investment is valued using net asset value per share as a practical expedient.

(e)	See note 10.

TOTAL RETURN SWAPS

Number of Shares	Reference Entity	Notional Amount at June 30, 2026	Interest Rate Payable (1),(2)	Termination Date	Counterparty	Unrealized Appreciation
Long Position:
15,260	iShares Russell 2000 Growth ETF	$6,011,830	USD SOFR plus 60 bp	5/21/2027	BRC	$560,216
35,670	iShares Russell 2000 Growth ETF	14,052,553	USD SOFR plus 60 bp	7/23/2027	BRC	201,026
13,930	State Street Industrial Select Sector SPDR ETF	2,580,254	USD SOFR plus 60 bp	7/23/2027	BRC	92,074
16,170	State Street Technology Select Sector SPDR ETF	3,080,709	USD SOFR plus 60 bp	5/13/2027	BRC	723,642
13,460	State Street Technology Select Sector SPDR ETF	2,564,399	USD SOFR plus 60 bp	5/21/2027	BRC	461,841
47,010	Vanguard Information Technology Index Fund	5,618,635	USD SOFR plus 60 bp	5/21/2027	BRC	820,197

					Total:	$2,858,996

BRC - Barclays Capital

SOFR - Secured Overnight Financing Rate

(1)	Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.

(2)	Payment frequency quarterly.

See accompanying notes to financial statements.

QUANTIFIED ALTERNATIVE INVESTMENT FUND
SCHEDULE OF INVESTMENTS
June 30, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 64.0%
	ALTERNATIVE - 16.0%
4,234	Convergence Long/short Equity ETF	$144,528
22,671	First Trust Alternative Absolute Return Strategy ETF(c)	716,857
52,371	iMGP DBi Managed Futures Strategy ETF	1,603,076
17,138	IndexIQ ETF Trust - IQ Hedge Multi-Strategy Tracker ETF	627,251
23,355	Simplify Managed Futures Strategy ETF	605,829
		3,697,541

	COMMODITY - 6.9%
718	FT Vest Gold Strategy Target Income ETF	15,121
34,571	Harbor Commodity All Weather Strategy ETF	1,014,313
2,224	iShares Bloomberg Roll Select Commodity Strategy ETF	122,831
12,660	Neuberger Commodity Strategy ETF(c)	335,870
1,682	VanEck Commodity Strategy ETF	111,029
		1,599,164

	EQUITY - 30.9%
13,598	ALPS International Sector Dividend Dogs ETF	559,966
6,170	Cambria Global Value ETF	222,243
28,840	Fidelity Clean Energy ETF	703,119
10,451	Fidelity High Dividend ETF(c)	630,091
1,714	First Trust NASDAQ Cybersecurity ETF	154,003
3,212	First Trust NASDAQ Technology Dividend Index Fund	368,994
52	Global X Copper Miners ETF	4,002
3,386	Global X Data Center & Digital Infrastructure ETF	102,833
569	Global X Lithium & Battery Tech ETF	44,541
2,455	Hartford Multifactor Emerging Markets ETF	87,815
4,072	Hartford Multifactor Small Cap ETF	227,792
806	Invesco Solar ETF(a)	47,675
682	iShares Global Materials ETF	72,183
417	iShares Global Tech ETF	60,248
16,661	iShares International Select Dividend ETF	690,265
12,878	iShares U.S. Oil Equipment & Services ETF	346,418
934	iShares U.S. Technology ETF	235,583
695	Sofi Select 500 ETF	103,465
5,837	SPDR S&P Global Natural Resources ETF	392,888
112	SPDR S&P Metals & Mining ETF	11,976

See accompanying notes to financial statements.

QUANTIFIED ALTERNATIVE INVESTMENT FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 64.0% (Continued)
	EQUITY - 30.9% (Continued)
227	SPDR S&P Oil & Gas Equipment & Services ETF	$25,442
1,129	State Street SPDR S&P Kensho Clean Power ETF	127,690
1,606	State Street SPDR S&P Oil & Gas Exploration & Production ETF(c)	247,742
317	State Street Technology Select Sector SPDR ETF	60,395
12,362	VanEck Natural Resources ETF	848,157
665	VanEck Oil Services ETF	247,400
66	VanEck Semiconductor ETF(c)	43,289
1,124	VanEck Steel ETF	110,613
255	Vanguard Information Technology ETF	30,478
8,299	WealthTrust DBS Long Term Growth ETF	310,844
		7,118,150
	FIXED INCOME - 10.2%
10,547	iShares Convertible Bond ETF(c)	1,283,992
9,829	State Street SPDR Bloomberg Convertible Securities ETF(c)	1,059,763
		2,343,755

	TOTAL EXCHANGE-TRADED FUNDS (Cost $15,125,379)	14,758,610

	PRIVATE INVESTMENT FUND — 10.5%
	PRIVATE INVESTMENT FUND - 10.5%
N/A	Hyperion Fund LLC(e),(f),(g)	2,430,405

	TOTAL PRIVATE INVESTMENT FUND (Cost $2,165,900)	2,430,405

	SHORT-TERM INVESTMENTS — 24.7%
	MONEY MARKET FUNDS - 24.7%
2,844,482	Fidelity Government Portfolio, Class I, 3.52%(b)	2,844,482
2,844,482	First American Government Obligations Fund, Class Z, 3.52%(b)	2,844,482
	TOTAL MONEY MARKET FUNDS (Cost $5,688,964)	5,688,964

	TOTAL SHORT-TERM INVESTMENTS (Cost $5,688,964)	5,688,964

See accompanying notes to financial statements.

QUANTIFIED ALTERNATIVE INVESTMENT FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

Units		Fair Value
	COLLATERAL FOR SECURITIES LOANED – 16.8%
3,859,314	Mount Vernon Liquid Assets Portfolio, LLC, 3.75%(b),(d),(e)	$3,859,314

	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $3,859,314)

	TOTAL INVESTMENTS - 116.0% (Cost $26,839,557)	$26,737,293
	LIABILITIES IN EXCESS OF OTHER ASSETS - (16.0)%	(3,685,887)
	NET ASSETS - 100.0%	$23,051,406

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation
1	CME E-Mini NASDAQ 100 Index Futures	09/21/2026	$610,470	$13,820

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount	Unrealized (Depreciation)
20	Ultra U.S. Treasury Bond Futures	09/22/2026	$2,323,125	$(13,749)

ETF	- Exchange-Traded Fund

LLC	- Limited Liability Company

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.

(b)	Rate disclosed is the seven-day effective yield as of June 30, 2026.

(c)	All or portion of the security is on loan. Total loaned securities had a value of $3,790,372 at June 30, 2026.

See accompanying notes to financial statements.

QUANTIFIED ALTERNATIVE INVESTMENT FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

(d)	Security purchased with cash proceeds of securities lending collateral, daily liquidity, money market type fund that seeks current income and stable net asset value.

(e)	Investment is valued using net asset value per share as a practical expedient.

(f)	Hyperion Fund LLC - (“Hyperion’’) investment objective is to achieve capital growth through the speculative trading of financial instruments on U.S. futures exchanges. Hyperion has no unfunded commitments or redemption lock-up period, as the investment offers daily redemptions. However, Hyperion may temporarily suspend redemptions in certain limited circumstances.

(g)	Restricted to purchase by accredited investors. Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on purchase and resale. The Fund may invest in restricted securities that are consistent with the Fund’s investment objective and investment strategies. Investments in restricted securities are valued at NAV as practical expedient for fair value, or fair value as determined in good faith in accordance with procedures adopted by the Board. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material. As of June 30, 2026, the Fund invested in the following restricted securities:

	Initial			Redemption	Commitments as	Notice	Gates/Lock
Private Investment Fund	Acquisition Date	Cost	Fair Value	Frequency	of June 30, 2026	Period	ups

Hyperion Fund LLC	5/2/2025	$2,165,900	$2,430,405	Daily	None	1 day	None

See accompanying notes to financial statements.

QUANTIFIED STF FUND
SCHEDULE OF INVESTMENTS
June 30, 2026

Shares				Fair Value
	PRIVATE INVESTMENT FUND — 6.6%
	PRIVATE INVESTMENT FUND - 6.6%
N/A	Galaxy Plus Fund LLC - Profit Score Regime - Adaptive Equity Feeder Fund(a),(c),(e)			$23,184,788

	TOTAL PRIVATE INVESTMENT FUND (Cost $16,415,017)			23,184,788

Principal		Coupon Rate
Amount ($)		(%)	Maturity
	CERTIFICATE OF DEPOSIT — 1.1%
	BANKING - 1.1%
1,000,000	Ally Bank	3.7500	09/27/27	995,245
1,000,000	Axos Bank	3.8000	04/02/27	998,355
1,000,000	ESSA Bank & Trust	3.7000	09/25/26	998,865
1,000,000	Texas Exchange Bank SSB	3.6500	03/26/27	997,160
				3,989,625

	TOTAL CERTIFICATE OF DEPOSIT (Cost $4,000,000)			3,989,625

Shares

	SHORT-TERM INVESTMENTS — 91.9%
	MONEY MARKET FUNDS - 91.9%
162,942,943	Fidelity Government Portfolio, Class I, 3.52%(b),(d)			162,942,943
162,942,942	First American Government Obligations Fund, Class Z, 3.52%(b),(d)			162,942,942
	TOTAL MONEY MARKET FUNDS (Cost $325,885,885)			325,885,885

	TOTAL SHORT-TERM INVESTMENTS (Cost $325,885,885)			325,885,885

	TOTAL INVESTMENTS - 99.6% (Cost $346,300,902)			$353,060,298
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%			1,447,538
	NET ASSETS - 100.0%			$354,507,836

LLC	- Limited Liability Company

See accompanying notes to financial statements.

QUANTIFIED STF FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

(a)	Galaxy Plus Fund LLC - Profit Score Regime - Adaptive Equity Feeder Fund (the “Feeder”) effectuates its trading strategy through the Galaxy Plus Fund - Profit Score Regime - Adaptive Equity Master Fund (570) LLC (the “Master Fund”). The trading strategy of the Master Fund is a highly liquid, systematic program trading S&P 500 E-Mini Futures. Quantified STF Fund invests into the Feeder and then the Feeder invests in the Master.

(b)	Rate disclosed is the seven-day effective yield as of June 30, 2026.

(c)	Investment is valued using net asset value per share as a practical expedient.

(d)	See note 10.

(e)	Restricted to purchase by accredited investors. Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on purchase and resale. The Fund may invest in restricted securities that are consistent with the Fund’s investment objective and investment strategies. Investments in restricted securities are valued at NAV as practical expedient for fair value, or fair value as determined in good faith in accordance with procedures adopted by the Board. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material. As of June 30, 2026, the Fund invested in the following restricted securities:

	Initial Acquisition			Redemption	Commitments as	Notice	Gates/Lock
Private Investment Fund	Date	Cost	Fair Value	Frequency	of June 30, 2026	Period	ups
Galaxy Plus Fund LLC - Profit Score Regime - Adaptive Equity Feeder Fund	2/10/2025	$16,415,017	$23,184,788	Daily	None	1 day	None

See accompanying notes to financial statements.

QUANTIFIED PATTERN RECOGNITION FUND
SCHEDULE OF INVESTMENTS
June 30, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUND — 0.3%
	EQUITY - 0.3%
200	State Street SPDR S&P 500 ETF Trust	$149,354

	TOTAL EXCHANGE-TRADED FUND (Cost $147,380)	149,354

	PRIVATE INVESTMENT FUND — 10.4%
	PRIVATE INVESTMENT FUND - 10.4%
N/A	Hyperion Fund LLC(a),(d)	4,822,819

	TOTAL PRIVATE INVESTMENT FUND (Cost $4,095,000)	4,822,819

	SHORT-TERM INVESTMENTS — 70.9%
	MONEY MARKET FUNDS – 70.9%
16,478,664	Fidelity Government Portfolio, Class I, 3.52%(b),(c)	16,478,664
16,478,664	First American Government Obligations Fund, Class Z, 3.52%(b),(c)	16,478,664
	TOTAL MONEY MARKET FUNDS (Cost $32,957,328)	32,957,328

	TOTAL SHORT-TERM INVESTMENTS (Cost $32,957,328)	32,957,328

	TOTAL INVESTMENTS – 81.6% (Cost $37,199,708)	$37,929,501
	OTHER ASSETS IN EXCESS OF LIABILITIES - 18.4%	8,547,428
	NET ASSETS - 100.0%	$46,476,929

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation
246	CME E-Mini Standard & Poor’s 500 Index Futures	09/21/2026	$92,843,475	$801,778

ETF	- Exchange-Traded Fund

LLC	- Limited Liability Company

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Investment valued using net asset value per share as practical expedient. Hyperion Fund LLC - (“Hyperion’’) investment objective is to achieve capital growth through the speculative trading of financial instruments on U.S. futures exchanges. Hyperion has no unfunded commitments or redemption lock-up period, as the investment offers daily redemptions. However, Hyperion may temporarily suspend redemptions in certain limited circumstances.

(b)	Rate disclosed is the seven-day effective yield as of June 30, 2026.

(c)	See note 10.

See accompanying notes to financial statements.

QUANTIFIED PATTERN RECOGNITION FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

(d)	Restricted to purchase by accredited investors. Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on purchase and resale. The Fund may invest in restricted securities that are consistent with the Fund’s investment objective and investment strategies. Investments in restricted securities are valued at NAV as practical expedient for fair value, or fair value as determined in good faith in accordance with procedures adopted by the Board. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material. As of June 30, 2026, the Fund invested in the following restricted securities:

Private Investment Fund	Initial Acquisition Date	Cost	Fair Value	Redemption Frequency	Commitments as of June 30, 2026	Notice Period	Gates/Lock ups
Hyperion Fund LLC	5/30/2025	$4,095,000	$4,822,819	Daily	None	1 day	None

See accompanying notes to financial statements.

QUANTIFIED EVOLUTION PLUS FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
June 30, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 1.9%
	EQUITY - 0.1%
50	iShares Russell 2000 ETF	$15,022

	INDEX - 1.2%
450	Invesco QQQ Trust Series 1	331,380

	U.S. LARGE CAP EQUITIES - 0.6%
200	State Street SPDR S&P 500 ETF	149,354

	TOTAL EXCHANGE-TRADED FUNDS (Cost $491,504)	495,756

	PRIVATE INVESTMENT FUND — 11.1%
	PRIVATE INVESTMENT FUND - 2.6%
N/A	Galaxy Plus Fund LLC - Icon Market Neutral Feeder Fund(a),(d),(f),(g)	681,538

	PRIVATE INVESTMENT FUND - 8.5%
N/A	Hyperion Fund LLC(b),(d),(f),(g)	2,226,233

	TOTAL PRIVATE INVESTMENT FUND (Cost $2,663,120)	2,907,771

	SHORT-TERM INVESTMENTS — 72.0%
	MONEY MARKET FUNDS – 72.0%
8,601,138	Fidelity Government Portfolio, Class I, 3.52%(c),(e)	8,601,138
1,576,312	First American Government Obligations Fund, Class X, 3.56%(c),(f)	1,576,312
8,601,138	First American Government Obligations Fund, Class Z, 3.52%(c),(e)	8,601,138
	MONEY MARKET FUNDS (Cost $18,778,588)	18,778,588

	TOTAL SHORT-TERM INVESTMENTS (Cost $18,778,588)	18,778,588

See accompanying notes to consolidated financial statements.

QUANTIFIED EVOLUTION PLUS FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

Fair Value

TOTAL INVESTMENTS – 85.0% (Cost $21,933,212)	$22,182,115
OTHER ASSETS IN EXCESS OF LIABILITIES - 15.0%	3,927,581
NET ASSETS - 100.0%	$26,109,696

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation (Depreciation)
2	CME E-Mini NASDAQ 100 Index Futures	09/21/2026	$1,220,940	$(13,766)
55	CME E-mini Russell 2000 Index Futures	09/21/2026	8,375,400	137,615
90	CME E-Mini Standard & Poor’s 500 Index Futures	09/21/2026	33,967,125	35,300
	TOTAL FUTURES CONTRACTS			$159,149

ETF	- Exchange-Traded Fund

LLC	- Limited Liability Company

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Galaxy Plus Fund LLC - Icon Market Neutral Feeder Fund (the “Feeder”) effectuates its trading strategy through the Galaxy Plus Fund - Icon Market Neutral Master Fund (596) LLC (the “Master Fund”). The trading strategy of the Master Fund is a highly liquid, systematic program trading futures contracts. Quantified Evolution Plus Fund invests into the Feeder and then the Feeder invests in the Master.

(b)	Hyperion Fund LLC - (“Hyperion’’) investment objective is to achieve capital growth through the speculative trading of financial instruments on U.S. futures exchanges. Hyperion has no unfunded commitments or redemption lock-up period, as the investment offers daily redemptions. However, Hyperion may temporarily suspend redemptions in certain limited circumstances.

(c)	Rate disclosed is the seven-day effective yield as of June 30, 2026.

(d)	Investment is valued using net asset value per share as a practical expedient.

(e)	See note 10.

(f)	All or a portion of this investment is a holding of the QEPF Fund Limited.

(g)	Restricted to purchase by accredited investors. Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on purchase and resale. The Fund may invest in restricted securities that are consistent with the Fund’s investment objective and investment strategies. Investments in restricted securities are valued at NAV as practical expedient for fair value, or fair value as determined in good faith in accordance with procedures adopted by the Board. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material. As of June 30, 2026, the Fund invested in the following restricted securities:

Private Investment Fund	Initial Acquisition Date	Cost	Fair Value	Redemption Frequency	Commitments as of June 30, 2026	Notice Period	Gates/Lock ups
Galaxy Plus Fund LLC - Icon Market Neutral Feeder Fund	1/28/2026	$651,120	$681,538	Daily	None	1 day	None
Flyperion Fund LLC	1/5/2026	2,012,000	2,226,233	Daily	None	1 day	None

See accompanying notes to consolidated financial statements.

QUANTIFIED EVOLUTION PLUS FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

TOTAL RETURN SWAPS

Number of Shares	Reference Entity	Notional Amount at June 30, 2026	Interest Rate Payable (1),(2)	Termination Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Long Position:
38,000	iShares MSCI Emerging Market ETF	$2,599,580	USD SOFR plus 60 bp	6/4/2027	BRC	$170,644
200	iShares MSCI Emerging Market ETF	13,682	USD SOFR plus 60 bp	6/10/2027	BRC	101
16,400	iShares MSCI Emerging Market ETF	1,121,924	USD SOFR plus 60 bp	6/11/2027	BRC	30,461
6,600	iShares MSCI Emerging Market ETF	451,506	USD SOFR plus 60 bp	6/17/2027	BRC	22,380
400	iShares MSCI Emerging Market ETF	27,364	USD SOFR plus 60 bp	7/2/2027	BRC	(494)
20,900	iShares MSCI Emerging Market ETF	1,429,769	USD SOFR plus 60 bp	7/8/2027	BRC	60,017
600	iShares MSCI Emerging Market ETF	41,046	USD SOFR plus 60 bp	7/9/2027	BRC	717
3,100	iShares MSCI Emerging Market ETF	212,071	USD SOFR plus 60 bp	7/14/2027	BRC	1,913
1,100	iShares MSCI Emerging Market ETF	75,251	USD SOFR plus 60 bp	7/16/2027	BRC	(531)
33,500	iShares MSCI Emerging Market ETF	2,291,735	USD SOFR plus 60 bp	7/22/2027	BRC	(94,342)
1,100	iShares MSCI Emerging Market ETF	75,251	USD SOFR plus 60 bp	7/23/2027	BRC	565
600	iShares MSCI Emerging Market ETF	41,046	USD SOFR plus 60 bp	7/30/2027	BRC	(3)

					Total:	$191,428

BRC - Barclays Capital

SOFR - Secured Overnight Financing Rate

(1)	Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.

(2)	Payment frequency quarterly.

See accompanying notes to consolidated financial statements.

QUANTIFIED COMMON GROUND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 96.5%
	BIOTECH & PHARMA - 9.0%
20,861	Jazz Pharmaceuticals PLC(a)	$5,026,875
27,270	Neurocrine Biosciences, Inc.(a)	4,595,949
37,054	Phibro Animal Health Corporation, Class A	1,163,496
		10,786,320
	CHEMICALS - 5.3%
6,945	Albemarle Corporation(e)	937,783
29,768	LyondellBasell Industries N.V., Class A(e)	1,567,285
4,282	Materion Corporation(e)	1,273,424
53,324	Mosaic Company	1,129,936
8,696	Rogers Corporation(a)	1,423,796
		6,332,224
	CONTAINERS & PACKAGING - 2.9%
75,037	Smurfit WestRock plc(e)	3,471,212

	ELECTRIC UTILITIES - 2.7%
20,413	Vistra Corporation	3,238,114

	ELECTRICAL EQUIPMENT - 3.0%
3,052	GE Vernova, Inc.	3,585,673

	ENGINEERING & CONSTRUCTION - 1.0%
17,506	AECOM	1,221,919

	FOOD - 7.1%
155,109	Darling Ingredients, Inc.(a)	8,472,054

	FORESTRY, PAPER & WOOD PRODUCTS - 1.0%
32,627	Sylvamo Corporation	1,233,300

	HOUSEHOLD PRODUCTS - 2.3%
24,919	Kimberly-Clark Corporation(e)	2,735,358

See accompanying notes to financial statements.

QUANTIFIED COMMON GROUND FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 96.5% (Continued)
	LEISURE FACILITIES & SERVICES - 1.4%
9,977	Brinker International, Inc.(a)	$1,676,136

	MEDICAL EQUIPMENT & DEVICES - 1.2%
9,133	Insulet Corporation(a)	1,390,499

	METALS & MINING - 4.4%
19,239	Alcoa Corporation	1,003,121
45,985	Freeport-McMoRan, Inc.	2,891,997
7,038	Kaiser Aluminum Corporation	1,376,844
		5,271,962
	OIL & GAS PRODUCERS - 2.1%
9,633	Valero Energy Corporation	2,508,818

	OIL & GAS SERVICES & EQUIPMENT – 2.9%
29,238	Kodiak Gas Services, Inc.	2,196,650
146,344	Patterson-UTI Energy, Inc.(e)	1,343,438
		3,540,089
	RENEWABLE ENERGY - 2.5%
7,199	EnerSys(e)	1,683,270
14,762	Enphase Energy, Inc.(a)	726,881
11,006	SolarEdge Technologies, Inc.(a),(e)	643,191
		3,053,342
	SEMICONDUCTORS - 16.1%
33,363	Broadcom, Inc.	12,602,874
73,262	Microchip Technology, Inc.	6,681,494
		19,284,368
	SOFTWARE - 0.9%
8,682	Guidewire Software, Inc.(a)	1,068,320

	STEEL - 2.4%
12,989	Nucor Corporation(e)	2,893,300

	TECHNOLOGY HARDWARE - 18.2%
10,102	Arrow Electronics, Inc.(a)	2,155,868

See accompanying notes to financial statements.

QUANTIFIED COMMON GROUND FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 96.5% (Continued)
	TECHNOLOGY HARDWARE - 18.2% (Continued)
25,432	Avnet, Inc.	$2,258,870
3,350	Lumentum Holdings, Inc.(a)	2,874,501
124,828	Pitney Bowes, Inc.(e)	2,186,987
6,255	Seagate Technology Holdings PLC	6,036,075
9,860	Western Digital Corporation	6,297,779
		21,810,080
	TECHNOLOGY SERVICES - 3.9%
60,565	Amentum Holdings, Inc.(a),(e)	1,251,879
33,996	CoStar Group, Inc.(a)	962,767
41,817	Genpact Ltd.	1,149,968
8,237	Morningstar, Inc.	1,285,136
		4,649,750
	TRANSPORTATION & LOGISTICS - 6.2%
9,017	Allegiant Travel Company(a)	1,060,399
25,730	GXO Logistics, Inc.(a)	1,304,511
9,645	Matson, Inc. (e)	1,854,058
6,210	Ryder System, Inc.	1,638,012
35,832	Werner Enterprises, Inc.(e)	1,562,634
		7,419,614

	TOTAL COMMON STOCKS (Cost $115,608,706)	115,642,451

	SHORT-TERM INVESTMENTS — 4.0%
	MONEY MARKET FUNDS - 4.0%
2,410,016	Fidelity Government Portfolio, Class I, 3.52%(b)	2,410,016
2,410,016	First American Government Obligations Fund, Class Z, 3.52%(b)	2,410,016
	TOTAL MONEY MARKET FUNDS (Cost $4,820,032)	4,820,032

	TOTAL SHORT-TERM INVESTMENTS (Cost $4,820,032)	4,820,032

See accompanying notes to financial statements.

QUANTIFIED COMMON GROUND FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

Units		Fair Value
	COLLATERAL FOR SECURITIES LOANED – 14.9%
17,866,370	Mount Vernon Liquid Assets Portfolio, LLC, 3.75%(b),(c),(d)	$17,866,370

	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $17,866,370)

	TOTAL INVESTMENTS - 115.4% (Cost $138,295,108)	$138,328,853
	LIABILITIES IN EXCESS OF OTHER ASSETS - (15.4)%	(18,429,190)
	NET ASSETS - 100.0%	$119,899,663

LTD	- Limited Company

NV	- Naamioze Vennootschap

PLC	- Public Limited Company

(a)	Non-income producing security.

(b)	Rate disclosed is the seven-day effective yield as of June 30, 2026.

(c)	Security purchased with cash proceeds of securities lending collateral, daily liquidity, money market type fund that seeks current income and stable net asset value.

(d)	Investment is valued using net asset value per share as a practical expedient.

(e)	All or portion of the security is on loan. Total loaned securities had a value of $17,437,477 at June 30, 2026.

See accompanying notes to financial statements.

QUANTIFIED TACTICAL SECTORS FUND
SCHEDULE OF INVESTMENTS
June 30, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 77.3%
	EQUITY - 46.2%
49,126	Invesco S&P 500 Equal Weight ETF(d)	$10,452,539
190,613	State Street Financial Select Sector SPDR ETF	10,218,763
57,513	State Street Industrial Select Sector SPDR ETF	10,653,133
		31,324,435
	TECHNOLOGY - 31.1%
55,522	State Street Technology Select Sector SPDR ETF	10,578,052
88,087	Vanguard Information Technology ETF	10,528,158
		21,106,210

	TOTAL EXCHANGE-TRADED FUNDS (Cost $50,800,480)	52,430,645

	SHORT-TERM INVESTMENTS — 20.6%
	MONEY MARKET FUNDS - 20.6%
6,956,556	Fidelity Government Portfolio, Class I, 3.52%(a)	6,956,556
6,956,557	First American Government Obligations Fund, Class Z, 3.52%(a)	6,956,557
	TOTAL MONEY MARKET FUNDS (Cost $13,913,113)	13,913,113

	TOTAL SHORT-TERM INVESTMENTS (Cost $13,913,113)	13,913,113

Units
	COLLATERAL FOR SECURITIES LOANED – 15.6%
10,577,895	Mount Vernon Liquid Assets Portfolio, LLC, 3.75%(a),(b),(c)	10,577,895

	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $10,577,895)

	TOTAL INVESTMENTS - 113.5% (Cost $75,291,488)	$76,921,653
	LIABILITIES IN EXCESS OF OTHER ASSETS - (13.5)%	(9,122,904)
	NET ASSETS - 100.0%	$67,798,749

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Rate disclosed is the seven-day effective yield as of June 30, 2026.

(b)	Security purchased with cash proceeds of securities lending collateral, daily liquidity, money market type fund that seeks current income and stable net asset value.

(c)	Investment is valued using net asset value per share as a practical expedient.

(d)	All or portion of the security is on loan. Total loaned securities had a value of $10,347,856 at June 30, 2026.

See accompanying notes to financial statements.

QUANTIFIED TACTICAL SECTORS FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

TOTAL RETURN SWAPS

Number of Shares	Reference Entity	Notional Amount at June 30, 2026	Interest Rate Payable (1),(2)	Termination Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Long Position:
128,290	Invesco S&P 500 Equal Weight ETF	$27,296,263	USD SOFR plus 60 bp	7/15/2027	BRC	$43,781
114,140	State Street Financial Select Sector SPDR ETF	6,119,046	USD SOFR plus 60 bp	7/23/2027	BRC	(38,910)
34,460	State Street Industrial Select Sector SPDR ETF	6,383,026	USD SOFR plus 60 bp	7/23/2027	BRC	227,969
33,360	State Street Technology Select Sector SPDR ETF	6,355,747	USD SOFR plus 60 bp	7/15/2027	BRC	(52,462)
52,960	Vanguard Information Technology Index Fund	6,329,779	USD SOFR plus 60 bp	7/23/2027	BRC	173,937

					Total:	$354,315

BRC - Barclays Capital

SOFR - Secured Overnight Financing Rate

(1)	Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.

(2)	Payment frequency quarterly.

See accompanying notes to financial statements.

QUANTIFIED RISING DIVIDEND TACTICAL FUND
SCHEDULE OF INVESTMENTS
June 30, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 88.6%
	INTERNATIONAL EQUITIES - 17.6%
35,698	Vanguard International Dividend Appreciation ETF	$3,333,479

	LARGE CAP FUND - 22.5%
17,997	Vanguard Dividend Appreciation ETF	4,258,450

	TECHNOLOGY - 12.5%
3,218	Invesco QQQ Trust Series 1	2,369,735

	U.S. LARGE CAP EQUITIES - 36.0%
16,123	Invesco S&P 500 Equal Weight ETF	3,430,491
45,056	Invesco S&P 500 Low Volatility ETF	3,374,695
		6,805,186

	TOTAL EXCHANGE-TRADED FUNDS (Cost $15,475,439)	16,766,850

	SHORT-TERM INVESTMENTS — 6.6%
	MONEY MARKET FUNDS - 6.6%
623,891	Fidelity Government Portfolio, Class I, 3.52%(a)	623,891
623,891	First American Government Obligations Fund, Class Z, 3.52%(a)	623,891
	TOTAL MONEY MARKET FUNDS (Cost $1,247,782)	1,247,782

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,247,782)	1,247,782

	TOTAL INVESTMENTS - 95.2% (Cost $16,723,221)	$18,014,632
	OTHER ASSETS IN EXCESS OF LIABILITIES - 4.8%	916,923
	NET ASSETS - 100.0%	$18,931,555

ETF	- Exchange-Traded Fund

(a)	Rate disclosed is the seven-day effective yield as of June 30, 2026.

See accompanying notes to financial statements.

QUANTIFIED RISING DIVIDEND TACTICAL FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

TOTAL RETURN SWAPS

Number of Shares	Reference Entity	Notional Amount at June 30, 2026	Interest Rate Payable (1),(2)	Termination Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Long Position:
170	Invesco QQQ Trust Series 1	$125,188	USD SOFR plus 60 bp	8/2/2027	BRC	$31,932
80	Invesco QQQ Trust Series 1	58,912	USD SOFR plus 60 bp	8/10/2027	BRC	14,317
60	Invesco QQQ Trust Series 1	44,184	USD SOFR plus 60 bp	1/15/2027	BRC	6,879
40	Invesco QQQ Trust Series 1	29,456	USD SOFR plus 60 bp	2/4/2027	BRC	4,459
70	Invesco QQQ Trust Series 1	51,548	USD SOFR plus 60 bp	2/8/2027	BRC	7,294
70	Invesco QQQ Trust Series 1	51,548	USD SOFR plus 60 bp	6/7/2027	BRC	2,697
11,970	Invesco S&P 500 Equal Weight ETF	2,546,857	USD SOFR plus 60 bp	8/2/2027	BRC	379,498
5,150	Invesco S&P 500 Equal Weight ETF	1,095,766	USD SOFR plus 60 bp	8/10/2027	BRC	145,734
3,300	Invesco S&P 500 Equal Weight ETF	702,141	USD SOFR plus 60 bp	1/15/2027	BRC	60,424
2,670	Invesco S&P 500 Equal Weight ETF	568,096	USD SOFR plus 60 bp	2/4/2027	BRC	46,534
4,320	Invesco S&P 500 Equal Weight ETF	919,166	USD SOFR plus 60 bp	2/8/2027	BRC	59,609
8,640	Invesco S&P 500 Equal Weight ETF	1,838,333	USD SOFR plus 60 bp	6/7/2027	BRC	77,114
3,660	Invesco S&P 500 Equal Weight ETF	778,738	USD SOFR plus 60 bp	6/14/2027	BRC	31,736
1,720	Invesco S&P 500 Low Volatility ETF	128,828	USD SOFR plus 60 bp	8/2/2027	BRC	1,514
850	Invesco S&P 500 Low Volatility ETF	63,665	USD SOFR plus 60 bp	8/10/2027	BRC	(172)
570	Invesco S&P 500 Low Volatility ETF	42,693	USD SOFR plus 60 bp	1/15/2027	BRC	1,413
520	Invesco S&P 500 Low Volatility ETF	38,948	USD SOFR plus 60 bp	2/4/2027	BRC	1,557
810	Invesco S&P 500 Low Volatility ETF	60,669	USD SOFR plus 60 bp	2/8/2027	BRC	1,932
1,800	Invesco S&P 500 Low Volatility ETF	134,820	USD SOFR plus 60 bp	6/7/2027	BRC	2,866
670	Invesco S&P 500 Low Volatility ETF	50,183	USD SOFR plus 60 bp	6/14/2027	BRC	1,204
830	Vanguard Dividend Appreciation Index Fund	196,395	USD SOFR plus 60 bp	8/2/2027	BRC	27,003
340	Vanguard Dividend Appreciation Index Fund	80,451	USD SOFR plus 60 bp	8/10/2027	BRC	9,542
250	Vanguard Dividend Appreciation Index Fund	59,155	USD SOFR plus 60 bp	1/15/2027	BRC	3,667
180	Vanguard Dividend Appreciation Index Fund	42,592	USD SOFR plus 60 bp	2/4/2027	BRC	2,394
310	Vanguard Dividend Appreciation Index Fund	73,352	USD SOFR plus 60 bp	2/8/2027	BRC	3,240
600	Vanguard Dividend Appreciation Index Fund	141,972	USD SOFR plus 60 bp	6/7/2027	BRC	4,858
220	Vanguard Dividend Appreciation Index Fund	52,056	USD SOFR plus 60 bp	6/14/2027	BRC	1,169
1,670	Vanguard International Dividend Appreciation Index Fund	155,945	USD SOFR plus 60 bp	8/2/2027	BRC	(2,618)
630	Vanguard International Dividend Appreciation Index Fund	58,829	USD SOFR plus 60 bp	8/10/2027	BRC	5,459
430	Vanguard International Dividend Appreciation Index Fund	40,153	USD SOFR plus 60 bp	1/15/2027	BRC	584
360	Vanguard International Dividend Appreciation Index Fund	33,617	USD SOFR plus 60 bp	2/4/2027	BRC	285
610	Vanguard International Dividend Appreciation Index Fund	56,962	USD SOFR plus 60 bp	2/8/2027	BRC	(109)
1,250	Vanguard International Dividend Appreciation Index Fund	116,725	USD SOFR plus 60 bp	6/7/2027	BRC	905
490	Vanguard International Dividend Appreciation Index Fund	45,756	USD SOFR plus 60 bp	6/14/2027	BRC	243

					Total:	$935,163

BRC - Barclays Capital

SOFR - Secured Overnight Financing Rate

(1)	Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.

(2)	Payment frequency quarterly.

See accompanying notes to financial statements.

QUANTIFIED GOVERNMENT INCOME TACTICAL FUND
SCHEDULE OF INVESTMENTS
June 30, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUND — 0.2%
	FIXED INCOME - 0.2%
500	iShares 20+ Year Treasury Bond ETF	$43,210

	TOTAL EXCHANGE-TRADED FUND (Cost $43,699)	43,210

	SHORT-TERM INVESTMENTS — 96.0%
	MONEY MARKET FUNDS - 96.0%
11,726,392	Fidelity Government Portfolio, Class I, 3.52%(a),(b)	11,726,392
11,726,391	First American Government Obligations Fund, Class Z, 3.52%(a),(b)	11,726,391
	TOTAL MONEY MARKET FUNDS (Cost $23,452,783)	23,452,783

	TOTAL SHORT-TERM INVESTMENTS (Cost $23,452,783)	23,452,783

	TOTAL INVESTMENTS - 96.2% (Cost $23,496,482)	$23,495,993
	OTHER ASSETS IN EXCESS OF LIABILITIES - 3.8%	920,816
	NET ASSETS - 100.0%	$24,416,809

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount	Unrealized (Depreciation)
70	Ultra U.S. Treasury Bond Futures	09/22/2026	$8,130,938	$(39,589)

	TOTAL FUTURES CONTRACTS

ETF	- Exchange-Traded Fund

(a)	Rate disclosed is the seven-day effective yield as of June 30, 2026.

(b)	See note 10.

See accompanying notes to financial statements.

QUANTIFIED GLOBAL FUND
SCHEDULE OF INVESTMENTS
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 47.2%
	ASSET MANAGEMENT - 0.3%
264	Futu Holdings Ltd. - ADR	$24,747

	AUTOMOTIVE - 1.5%
3,753	Li Auto, Inc., Class A - ADR(a)	44,060
3,896	Pony AI, Inc. - ADR(a)	27,077
3,169	XPeng, Inc. - ADR(a)	41,958
		113,095
	BANKING - 3.7%
12,513	Banco Santander Brasil S.A. - ADR	65,693
1,111	Grupo Cibest S.A. - ADR	88,247
460	Grupo Financiero Galicia S.A. - ADR	23,014
8,603	Itau Unibanco Holding S.A. - ADR	70,287
6,302	Lloyds Banking Group plc - ADR	36,741
		283,982
	BEVERAGES - 1.2%
8,341	Cia Cervecerias Unidas S.A. - ADR	93,419

	CHEMICALS - 1.4%
10,883	Sasol Ltd. - ADR(a)	106,871

	CONSTRUCTION MATERIALS - 0.9%
3,583	Cemex S.A.B. de C.V. - ADR	42,996
2,371	Loma Negra Cia Industrial Argentina S.A. - ADR(a)	27,148
		70,144
	CONSUMER SERVICES - 1.0%
8,061	TAL Education Group - ADR(a)	77,144

	ENTERTAINMENT CONTENT - 0.6%
3,903	DoubleDown Interactive Company Ltd. - ADR(a)	44,806

	FORESTRY, PAPER & WOOD PRODUCTS - 0.6%
6,407	Suzano S.A. - ADR	49,718

See accompanying notes to financial statements.

QUANTIFIED GLOBAL FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 47.2% (Continued)
	HOUSEHOLD PRODUCTS – 3.9%
32,362	Haleon plc - ADR	$301,937

	LEISURE FACILITIES & SERVICES - 0.6%
1,445	Atour Lifestyle Holdings Ltd. - ADR	45,951

	MEDICAL EQUIPMENT & DEVICES - 1.2%
3,180	Smith & Nephew plc - ADR	91,616

	OIL & GAS PRODUCERS - 23.7%
5,571	BP PLC - ADR	205,848
17,608	Ecopetrol S.A. - ADR	250,738
5,772	Eni SpA - ADR	270,476
5,507	Equinor ASA - ADR	172,920
13,530	Petroleo Brasileiro S.A. - ADR	198,079
15,742	Petroleo Brasileiro S.A. - ADR	254,391
3,451	Shell PLC - ADR	267,591
6,172	Ultrapar Participacoes S.A. - ADR	30,983
2,524	Vista Energy S.A.B. de C.V. - ADR(a)	161,031
		1,812,057
	RETAIL - DISCRETIONARY - 1.0%
6,073	MINISO Group Holding Ltd. - ADR	73,240

	SOFTWARE - 0.8%
6,142	Agora, Inc. - ADR(a)	24,507
260	SAP S.E. - ADR	40,069
		64,576
	SPECIALTY FINANCE - 0.5%
18,888	LexinFintech Holdings Ltd. - ADR	37,209

	TELECOMMUNICATIONS - 4.3%
4,070	KT Corporation - ADR	70,330
1,869	SK Telecom Company Ltd. - ADR	60,107
6,498	Telefonica Brasil S.A. - ADR	85,513
3,562	Telkom Indonesia Persero Tbk P.T. - ADR	47,838

See accompanying notes to financial statements.

QUANTIFIED GLOBAL FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 47.2% (Continued)
	TELECOMMUNICATIONS - 4.3% (Continued)
2,910	TIM S.A. - ADR	$62,332
		326,120

	TOTAL COMMON STOCKS (Cost $4,089,269)	3,616,632

	EXCHANGE-TRADED FUNDS — 48.0%
	EQUITY – 48.0%
1,555	Invesco QQQ Trust Series 1	1,145,102
3,383	State Street SPDR S&P 500 ETF Trust(c)	2,526,323
		3,671,425

	TOTAL EXCHANGE-TRADED FUNDS (Cost $3,659,545)	3,671,425

	SHORT-TERM INVESTMENTS — 3.7%
	MONEY MARKET FUNDS - 3.7%
142,519	Fidelity Government Portfolio, Class I, 3.52%(b)	142,519
142,519	First American Government Obligations Fund, Class Z, 3.52%(b)	142,519
	TOTAL MONEY MARKET FUNDS (Cost $285,038)	285,038

	TOTAL SHORT-TERM INVESTMENTS (Cost $285,038)	285,038

	TOTAL INVESTMENTS - 98.9% (Cost $8,033,852)	$7,573,095
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.1%	85,297
	NET ASSETS - 100.0%	$7,658,392

ADR	- American Depositary Receipt

ETF	- Exchange-Traded Fund

LTD	- Limited Company

PLC	- Public Limited Company

PT	- Perseroan Terbatas

S/A	- Société Anonyme

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.

(b)	Rate disclosed is the seven-day effective yield as of June 30, 2026.

(c)	See note 10.

See accompanying notes to financial statements.

QUANTIFIED ECKHARDT MANAGED FUTURES STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
June 30, 2026

Shares		Fair Value
	PRIVATE INVESTMENT FUNDS — 50.0%
	PRIVATE INVESTMENT FUNDS - 50.0%
12,994	Galaxy Plus Fund Evolution Strategy Commodities Offshore Feeder Fund(a),(c),(e)	$7,085,165
N/A	Galaxy Plus Fund LLC Evolution Strategy Financials Feeder Fund(a),(d),(e)	17,502,425
		24,587,590

	TOTAL PRIVATE INVESTMENT FUNDS (Cost $26,333,306)	24,587,590

	SHORT-TERM INVESTMENTS — 50.0%
	MONEY MARKET FUNDS - 50.0%
20,107,405	Fidelity Government Portfolio, Class I, 3.52%(b),(d)	20,107,406
4,507,308	First American Government Obligations Fund, Class X, 3.56%(b),(c)	4,507,308
	TOTAL MONEY MARKET FUNDS (Cost $24,614,714)	24,614,714

	TOTAL SHORT-TERM INVESTMENTS (Cost $24,614,714)	24,614,714

	TOTAL INVESTMENTS - 100.0% (Cost $50,948,020)	$49,202,304
	LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%	(18,446)
	NET ASSETS - 100.0%	$49,183,858

LLC	- Limited Liability Company

(a)	Galaxy Plus Fund LLC – Evolution Strategy Financials Feeder Fund (587) LLC (the “Onshore Feeder”) effectuates its trading strategy through the Galaxy Plus Fund – Evolution Strategy Financials Master Fund (587) LLC (the “Onshore Master Fund”). Galaxy Plus Fund LLC – Evolution Strategy Commodities Offshore Feeder Fund (586) Segregated Portfolio (the “Offshore Feeder”) effectuates its trading strategy through the Galaxy Plus Fund – Evolution Strategy Commodities Master Fund (586) LLC (the “Offshore Master Fund). The strategy’s objective is to generate absolute returns through speculative trading of futures interest on U.S. and non-U.S. exchanges, options on futures contracts, forward contracts in metals traded on the London Metal Exchange, and may trade currency forward contracts the interbank market. Quantified Eckhardt Managed Futures Strategy Fund invests into each Feeder and then each Feeder invests in the respective Master.

(b)	Rate disclosed is the seven-day effective yield as of June 30, 2026.

(c)	All or a portion of this investment is a holding of the QEMFS Fund Limited.

(d)	See note 10.

See accompanying notes to consolidated financial statements.

QUANTIFIED ECKHARDT MANAGED FUTURES STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
June 30, 2026

(e)	Restricted to purchase by accredited investors. Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on purchase and resale. The Fund may invest in restricted securities that are consistent with the Fund’s investment objective and investment strategies. Investments in restricted securities are valued at NAV as practical expedient for fair value, or fair value as determined in good faith in accordance with procedures adopted by the Board. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material. As of June 30, 2026, the Fund invested in the following restricted securities:

Private Investment Fund	Initial Acquisition Date	Cost	Fair Value	Redemption Frequency	Commitments as of June 30, 2026	Notice Period	Gates/Lock ups
Galaxy Plus Fund Evolution Strategy Commodities Offshore Feeder Fund	4/1/2026	$8,883,485	$7,085,165	Daily	None	1 day	None
Galaxy Plus Fund LLC Evolution Strategy Financials Feeder Fund	4/1/2026	17,449,821	17,502,425	Daily	None	1 day	None

See accompanying notes to consolidated financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2026

	Quantified	Quantified	Quantified	Quantified
	Managed Income	Market Leaders	Alternative	STF
	Fund	Fund	Investment Fund	Fund
Assets:
Investment securities:
At cost	$142,431,959	$90,065,958	$26,839,557	$346,300,902
At value (a)	$142,559,136	$93,127,036	$26,737,293	$353,060,298
Cash	—	—	—	1,145,656
Deposits with brokers for futures	791,734	—	139,628	18
Receivable:
Securities sold	—	869,406	675,387	—
Dividends and Interest	89,926	17,604	15,925	800,021
Fund shares sold	11,679	2,876	897	221,303
Unrealized appreciation on futures	7,780	—	13,820	—
Receivable for swaps	—	33,026	—	—
Unrealized appreciation on swaps	—	2,858,996	—	—
Prepaid expenses and other assets	7,392	—	5,033	14,414
Total Assets	143,467,647	96,908,944	27,587,983	355,241,710

Liabilities:
Payables:
Collateral on securities loaned	33,119,909	21,070,450	3,859,314	—
Securities purchased	—	414,622	608,351	—
Investment advisory fees	66,148	52,512	14,295	255,446
Fund shares redeemed	44,267	50,027	33,216	265,709
Distribution (12b-1) fees	26,194	17,592	4,800	89,618
Shareholder service fees - Investor Class	12,401	10,485	2,852	33,166
Payable to related parties	293	6,054	—	89,935
Unrealized depreciation on futures	98,993	—	13,749	—
Total Liabilities	33,368,205	21,621,742	4,536,577	733,874

Net Assets	$110,099,442	$75,287,202	$23,051,406	$354,507,836

Net Assets Consist of:
Capital Stock	$135,246,845	$106,623,980	$25,519,528	$320,830,133
Accumulated earnings (losses)	(25,147,403)	(31,336,778)	(2,468,122)	33,677,703
Net Assets	$110,099,442	$75,287,202	$23,051,406	$354,507,836

Net Asset Value Per Share
Investor Class Shares:
Net Assets	$103,660,146	$75,140,900	$22,995,546	$311,767,228
Shares of beneficial interest outstanding (no par value; unlimited shares authorized)	13,151,676	5,511,555	2,164,996	15,676,540
Net asset value, (Net Assets ÷ Shares Outstanding), offering and redemption price per share	$7.88	$13.63	$10.62	$19.89
Advisor Class Shares:
Net Assets	$6,439,296	$146,302	$55,860	$42,740,608
Shares of beneficial interest outstanding (no par value; unlimited shares authorized)	804,905	11,018	5,343	2,295,276
Net asset value, (Net Assets ÷ Shares Outstanding), offering and redemption price per share	$8.00	$13.28	$10.45	$18.62

(a)	Includes loaned securities with a value of $32,431,335, $20,875,325, $3,790,372 and $0, respectively.

See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
June 30, 2026

	Quantified			Quantified
	Pattern	Quantified Evolution		Common
	Recognition Fund	Plus Fund		Ground Fund
		(Consolidated)
Assets:
Investment securities:
At cost	$37,199,708	$21,933,212		$138,295,108
At value (a)	$37,929,501	$22,182,115		$138,328,853
Cash	1,087,453	—		—
Cash collateral for swaps	—	5		—
Deposits with brokers for futures	6,477,662	3,194,793		—
Receivable:
Securities sold	112,120	329,059		—
Dividends and Interest	97,365	57,299		65,910
Fund shares sold	54,474	37,838		180,342
Unrealized appreciation on futures	801,778	172,915		—
Unrealized appreciation on swaps	—	286,798		—
Prepaid expenses and other assets	15,159	8,728		4,835
Total Assets	46,575,512	26,269,550		138,579,940

Liabilities:
Payables:
Collateral on securities loaned	—	—		17,866,370
Payable to related parties	14,773	6,335		15,842
Investment advisory fees	34,642	24,506		98,425
Fund shares redeemed	23,745	10,075		659,739
Distribution (12b-1) fees	8,660	6,126		25,270
Shareholder service fees - Investor Class	16,763	3,676		14,631
Unrealized depreciation on swaps	—	95,370		—
Unrealized depreciation on futures	—	13,766		—
Total Liabilities	98,583	159,854		18,680,277

Net Assets	$46,476,929	$26,109,696		$119,899,663

Net Assets Consist of:
Capital Stock	$52,463,772	$30,086,108		$110,669,267
Accumulated earnings (losses)	(5,986,843)	(3,976,412)		9,230,396
Net Assets	$46,476,929	$26,109,696		$119,899,663

Net Asset Value Per Share
Investor Class Shares:
Net Assets	$46,476,929	$26,109,690		$118,880,096
Shares of beneficial interest outstanding (no par value; unlimited shares authorized)	3,333,698	4,330,643		6,902,738
Net asset value, (Net Assets ÷ Shares Outstanding), offering and redemption price per share	$13.94	6.03		$17.22

Advisor Class Shares:
Net Assets	$—	$6		$1,019,567
Shares of beneficial interest outstanding (no par value; unlimited shares authorized)	—	1		59,474
Net asset value, (Net Assets ÷ Shares Outstanding), offering and redemption price per share	$—	$6.03	(b)	$17.14

(a)	Includes loaned securities with a value of $0, $0 and $17,437,477, respectively.

(b)	NAV may not recalculate due to rounding.

See accompanying notes to consolidated financial statements.

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
June 30, 2026

	Quantified	Quantified	Quantified	Quantified	Quantified Eckhardt
	Tactical	Rising Dividend	Government Income	Global	Managed Futures
	Sectors Fund	Tactical Fund	Tactical Fund	Fund	Strategy Fund
					(Consolidated)
Assets:
Investment securities:
At cost	$75,291,488	$16,723,221	$23,496,482	$8,033,852	$50,948,020
At value (a)	$76,921,653	$18,014,632	$23,495,993	$7,573,095	$49,202,304
Cash collateral for swaps	1,170,000	—	—	—	—
Deposits with brokers for futures	—	—	452,353	—	—
Unrealized appreciation on swaps	445,687	938,062	—	—	—
Receivable:
Dividends and interest	92,611	7,623	70,843	90,524	103,491
Fund shares sold	12,203	—	402,910	2,470	7,653
Securities sold	—	—	60,707	—	—
Prepaid expenses and other assets	3,048	13,335	9,920	1,974	7,853
Total Assets	78,645,202	18,973,652	24,492,726	7,668,063	49,321,301

Liabilities:
Payables:
Collateral on securities loaned	10,577,895	—	—	—	—
Fund shares redeemed	90,649	17,087	5,215	510	26,438
Investment advisory fees	55,235	15,794	21,527	6,544	66,447
Distribution (12b-1) fees	13,809	3,948	5,382	1,636	28,283
Shareholder service fees - Investor Class	8,285	2,369	3,229	981	7,633
Payable to related parties	9,208	—	975	—	8,642
Unrealized depreciation on swaps	91,372	2,899	—	—	—
Unrealized depreciation on futures	—	—	39,589	—	—
Total Liabilities	10,846,453	42,097	75,917	9,671	137,443

Net Assets	$67,798,749	$18,931,555	$24,416,809	$7,658,392	$49,183,858

Net Assets Consist of:
Capital Stock	$90,695,513	$17,951,720	$40,548,891	$7,763,610	$56,783,039
Accumulated earnings (losses)	(22,896,764)	979,835	(16,132,082)	(105,218)	(7,599,181)
Net Assets	$67,798,749	$18,931,555	$24,416,809	$7,658,392	$49,183,858

Net Asset Value Per Share
Investor Class Shares:
Net Assets	$67,798,749	$18,931,555	$24,416,809	$7,658,392	$30,516,834
Shares of beneficial interest outstanding (no par value; unlimited shares authorized)	7,817,968	1,708,994	3,679,843	993,493	3,836,681
Net asset value, (Net Assets ÷ Shares Outstanding), offering and redemption price per share	$8.67	$11.08	$6.64	$7.71	$7.95

Advisor Class Shares:
Net Assets	$—	$—	$—	$—	$18,667,024
Shares of beneficial interest outstanding (no par value; unlimited shares authorized)	—	—	—	—	2,365,977
Net asset value, (Net Assets ÷ Shares Outstanding), offering and redemption price per share	$—	$—	$—	$—	$7.89

(a)	Includes loaned securities with a value of $10,347,856, $0, $0, $0 and $0 , respectively.

See accompanying notes to consolidated financial statements.

STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2026

	Quantified	Quantified	Quantified	Quantified
	Managed	Market Leaders	Alternative	STF
	Income Fund	Fund	Investment Fund	Fund
Investment Income
Dividends	$3,135,906	$1,332,987	$191,208	$630
Interest	479,429	622,341	100,947	7,231,617
Securities lending, net	155,297	65,304	19,544	101
Total Investment Income	3,770,632	2,020,632	311,699	7,232,348

Expenses
Investment advisory fees	741,413	825,059	107,577	2,462,745
Operating services fees	188,549	208,966	35,189	454,186
Distribution (12b-1) fees
Investor Class	230,068	274,706	35,733	542,614
Advisor Class	68,278	1,252	503	292,291
Shareholder services fees - Investor Class	138,041	164,824	21,440	325,568
Line of credit expense	1,171	—	1,173	—
Custody overdraft fees	—	—	818	—
Miscellaneous expenses	9,000	9,000	9,000	9,000
Total Operating Expenses	1,376,520	1,483,807	211,433	4,086,404
Less: Expenses waived by the Advisor	—	—	(9,000)	—
Net Expenses	1,376,520	1,483,807	202,433	4,086,404
Net Operating Expenses	1,376,520	1,483,807	202,433	4,086,404

Net Investment Income	2,394,112	536,825	109,266	3,145,944

Realized and Unrealized Gain (Loss) on Investments, Futures and Swaps
Net realized gain (loss) from:
Investments	682,611	19,469,594	2,353,369	1,213,712
Futures	(3,407,313)	—	(302,313)	88,121,538
Swaps	—	10,733,368	—	—
Capital gain distributions from underlying investment companies	—	—	517	—
	(2,724,702)	30,202,962	2,051,573	89,335,250
Net change in unrealized appreciation (depreciation) on:
Investments	(937,800)	(128,094)	(159,968)	7,158,665
Futures	172,530	—	(18,759)	(11,831,293)
Swaps	—	(2,092,197)	—	—
	(765,270)	(2,220,291)	(178,727)	(4,672,628)
Net Realized and Unrealized Gain (Loss) on Investments, Futures and Swaps	(3,489,972)	27,982,671	1,872,846	84,662,622

Net Increase (Decrease) in Net Assets Resulting From Operations	$(1,095,860)	$28,519,496	$1,982,112	$87,808,566

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS (Continued)
For the Year Ended June 30, 2026

	Quantified		Quantified
	Pattern	Quantified Evolution	Common
	Recognition Fund	Plus Fund	Ground Fund
		(Consolidated)
Investment Income
Dividends	$3,069	$7,531	$2,563,423
Interest	1,633,419	687,410	397,862
Securities lending, net	38	139	15,213
Total Investment Income	1,636,526	695,080	2,976,498

Expenses
Investment advisory fees	527,653	252,437	1,189,709
Distribution (12b-1) fees
Investor Class	131,913	63,109	294,722
Advisor Class	—	—	10,821
Operating services fees	104,808	55,160	215,790
Shareholder services fees - Investor Class	84,213	37,866	176,833
Line of credit expense	—	—	1,173
Miscellaneous expenses	9,000	9,000	9,000
Total Operating Expenses	857,587	417,572	1,898,048
Less: Expenses waived by the Advisor	(9,000)	—	—
Net Expenses	848,587	417,572	1,898,048
Net Operating Expenses	848,587	417,572	1,898,048

Net Investment Income	787,939	277,508	1,078,450

Realized and Unrealized Gain (Loss) on Investments, Futures and Swaps
Net realized gain from:
Investments	34,661	111,728	20,410,365
Futures	1,732,953	1,587,272	—
Swaps	—	12,637,221	—
	1,767,614	14,336,221	20,410,365
Net change in unrealized appreciation (depreciation) on:
Investments	723,195	248,532	(924,903)
Futures	801,778	(65,647)	—
Swaps	—	283,253	—
	1,524,973	466,138	(924,903)

Net Realized and Unrealized Gain on Investments, Futures and Swaps	3,292,587	14,802,359	19,485,462

Net Increase in Net Assets Resulting From Operations	$4,080,526	$15,079,867	$20,563,912

See accompanying notes to consolidated financial statements.

STATEMENTS OF OPERATIONS (Continued)
For the Year Ended June 30, 2026

	Quantified	Quantified	Quantified	Quantified	Quantified Eckhardt
	Tactical	Rising Dividend	Government Income	Global	Managed Futures
	Sectors Fund	Tactical Fund	Tactical Fund	Fund	Strategy Fund
					(Consolidated)
Investment Income
Dividends (net of foreign withholding tax of $0, $0, $0, $106,991 and $0)	$625,033	$265,580	$2,141	$679,619	1,243
Interest	430,383	56,601	1,672,241	96,022	924,835
Securities lending, net	26,504	—	—	—	—
Total Investment Income	1,081,920	322,181	1,674,382	775,641	926,078

Expenses
Investment advisory fees	671,777	185,857	443,051	252,841	469,575
Distribution (12b-1) fees
Investor Class	167,944	46,464	110,763	63,210	76,684
Advisor Class	—	—	—	—	162,837
Operating services fees	129,913	42,278	90,176	49,625	97,598
Shareholder services fees - Investor Class	100,767	27,879	66,458	37,926	46,011
Custody overdraft fees	—	—	—	3,347	—
Miscellaneous expenses	9,000	9,000	9,000	9,000	9,000
Total Operating Expenses	1,079,401	311,478	719,448	415,949	861,705
Less: Expenses waived by the Advisor	—	(9,000)	(9,000)	(9,000)	(9,000)
Net Expenses	1,079,401	302,478	710,448	406,949	852,705
Net Operating Expenses	1,079,401	302,478	710,448	406,949	852,705

Net Investment Income	2,519	19,703	963,934	368,692	73,373

Realized and Unrealized Gain (Loss) on Investments, Futures and Swaps
Net realized gain (loss) from:
Investments	11,522,739	1,592,649	(1,972)	3,883,830	(4,758,249)
Futures	—	—	(1,406,297)	—	—
Swaps	9,767,821	838,550	—	—	—
	21,290,560	2,431,199	(1,408,269)	3,883,830	(4,758,249)
Net change in unrealized appreciation (depreciation) on:
Investments	(1,697,224)	323,943	(660)	(2,969,091)	1,581,293
Futures	—	—	(27,405)	—	—
Swaps	(2,400,386)	338,499	—	—	—
	(4,097,610)	662,442	(28,065)	(2,969,091)	1,581,293

Net Realized and Unrealized Gain (Loss) on Investments, Futures and Swaps	17,192,950	3,093,641	(1,436,334)	914,739	(3,176,956)

Net Increase (Decrease) in Net Assets Resulting From Operations	$17,195,469	$3,113,344	$(472,400)	$1,283,431	$(3,103,583)

See accompanying notes to consolidated financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Quantified Managed Income Fund
	Year Ended	Year Ended
	June 30, 2026	June 30, 2025
INCREASE (DECREASE) IN NET ASSETS FROM:
Operations
Net investment income	$2,394,112	$4,546,458
Net realized gain (loss) from investments and futures	(2,724,702)	2,591,839
Net change in unrealized appreciation (depreciation) on investments and futures	(765,270)	16,569
Net Increase (Decrease) in Net Assets Resulting From Operations	(1,095,860)	7,154,866

Distributions to Shareholders from:
Investor Class	(3,202,517)	(4,949,271)
Advisor Class	(273,463)	(320)
Total Distributions to Shareholders	(3,475,980)	(4,949,591)

Shares of Beneficial Interest:
Proceeds from shares sold
Investor Class	317,153,672	570,573,190
Advisor Class	2,954,254	5,434,465
Net asset value of shares issued in reinvestment of distributions
Investor Class	3,191,112	4,940,355
Advisor Class	273,463	320
Payments for shares redeemed
Investor Class	(316,146,730)	(576,885,826)
Advisor Class	(1,891,486)	(107,826)
Total Increase in Net Assets From Shares of Beneficial Interest	5,534,285	3,954,678

Total Increase in Net Assets	962,445	6,159,953

Net Assets:
Beginning of Year	109,136,997	102,977,044
End of Year	$110,099,442	$109,136,997

Share Activity
Investor Class:
Shares sold	39,154,860	69,961,491
Shares issued in reinvestments of distributions	399,388	624,571
Shares redeemed	(38,990,151)	(70,757,723)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	564,097	(171,661)

Advisor Class:
Shares sold	355,322	660,571
Shares issued in reinvestments of distributions	33,636	40
Shares redeemed	(232,672)	(13,093)
Net Increase in Shares of Beneficial Interest Outstanding	156,286	647,518

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Quantified Market Leaders Fund		Quantified Alternative Investment Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2026	June 30, 2025	June 30, 2026	June 30, 2025
INCREASE (DECREASE) IN NET ASSETS FROM:
Operations
Net investment income	$536,825	$1,391,604	$109,266	$483,908
Net realized gain (loss) from investments, futures and Swaps	30,202,962	(11,561,837)	2,051,573	(1,612,535)
Net change in unrealized depreciation on investments, futures & swaps	(2,220,291)	(1,195,283)	(178,727)	(218,369)
Net Increase (Decrease) in Net Assets Resulting From Operations	28,519,496	(11,365,516)	1,982,112	(1,346,996)

Distributions to Shareholders from:
Investor Class	(1,426,356)	—	(97,769)	(463,325)
Advisor Class	(680)	—	(1,137)	(592)
Total Distributions to Shareholders	(1,427,036)	—	(98,906)	(463,917)

Shares of Beneficial Interest:
Proceeds from shares sold
Investor Class	90,840,287	246,005,861	78,910,224	19,953,434
Advisor Class	1,333	12,244	15,003	3,338
Net asset value of shares issued in reinvestment of distributions
Investor Class	1,417,064	—	97,769	462,294
Advisor Class	679	—	1,137	592
Payments for shares redeemed
Investor Class	(168,628,591)	(294,499,471)	(62,966,585)	(40,301,816)
Advisor Class	(1,363)	(59,351)	—	(34,673)
Total Increase (Decrease) in Net Assets From Shares of Beneficial Interest	(76,370,591)	(48,540,717)	16,057,548	(19,916,831)

Total Increase (Decrease) in Net Assets	(49,278,131)	(59,906,233)	17,940,754	(21,727,744)

Net Assets:
Beginning of Year	124,565,333	184,471,566	5,110,652	26,838,396
End of Year	$75,287,202	$124,565,333	$23,051,406	$5,110,652

Share Activity
Investor Class:
Shares sold	7,833,840	22,373,457	7,564,223	2,114,899
Shares issued in reinvestments of distributions	121,741	—	9,492	49,978
Shares redeemed	(14,282,693)	(26,858,645)	(5,944,152)	(4,450,893)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	(6,327,112)	(4,485,188)	1,629,563	(2,286,016)

Advisor Class:
Shares sold	117	1,228	1,533	360
Shares issued in reinvestments of distributions	60	—	112	65
Shares redeemed	(126)	(5,257)	—	(3,753)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	51	(4,029)	1,645	(3,328)

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Quantified STF Fund		Quantified Pattern Recognition Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2026	June 30, 2025	June 30, 2026	June 30, 2025
INCREASE (DECREASE) IN NET ASSETS FROM:
Operations:
Net investment income	$3,145,944	$4,019,915	$787,939	$994,007
Net realized gain (loss) from investments and futures	89,335,250	(33,657,353)	1,767,614	3,018,991
Net change in unrealized appreciation (depreciation) on investments and futures	(4,672,628)	10,048,064	1,524,973	106,580
Net Increase (Decrease) in Net Assets Resulting From Operations	87,808,566	(19,589,374)	4,080,526	4,119,578

Distributions to Shareholders from:
Investor Class	(24,797,747)	(10,073,765)	(828,102)	(1,136,484)
Advisor Class	(2,723,115)	(15,006)	—	—
Total Distributions to Shareholders	(27,520,862)	(10,088,771)	(828,102)	(1,136,484)

Shares of Beneficial Interest:
Proceeds from shares sold:
Investor Class	454,990,516	282,802,875	127,674,083	53,136,506
Advisor Class	18,721,479	18,318,897	—	—
Net asset value of shares issued in reinvestment of distributions:
Investor Class	24,581,101	9,887,682	827,578	1,135,487
Advisor Class	2,723,115	12,229	—	—
Payments for shares redeemed
Investor Class	(390,606,106)	(338,970,982)	(132,516,595)	(41,072,596)
Advisor Class	(7,328,179)	(1,187,523)	—	—
Total Increase (Decrease) in Net Assets From Shares of Beneficial Interest	103,081,926	(29,136,822)	(4,014,934)	13,199,397

Total Increase (Decrease) in Net Assets	163,369,630	(58,814,967)	(762,510)	16,182,491

Net Assets:
Beginning of Year	191,138,206	249,953,173	47,239,439	31,056,948
End of Year	$354,507,836	$191,138,206	$46,476,929	$47,239,439

Share Activity
Investor Class:
Shares sold	26,566,129	17,184,633	8,985,560	4,444,024
Shares issued in reinvestments of distributions	1,501,594	535,048	56,107	92,316
Shares redeemed	(23,541,408)	(20,209,206)	(9,553,718)	(3,469,011)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	4,526,315	(2,489,525)	(512,051)	1,067,329

Share Activity
Advisor Class:
Shares sold	1,230,986	1,417,889	—	—
Shares issued in reinvestments of distributions	177,171	699	—	—
Shares redeemed	(468,554)	(88,481)	—	—
Net Increase in Shares of Beneficial Interest Outstanding	939,603	1,330,107	—	—

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Quantified Evolution Plus Fund (Consolidated)
	Year Ended	Year Ended
	June 30, 2026	June 30, 2025
INCREASE (DECREASE) IN NET ASSETS FROM:
Operations:
Net investment income	$277,508	$703,254
Net realized gain (loss) from investments, futures and swaps	14,336,221	(2,084,246)
Net change in unrealized appreciation on investments, futures and swaps	466,138	439,006
Net Increase (Decrease) in Net Assets Resulting From Operations	15,079,867	(941,986)

Distributions to Shareholders from:
Investor Class	(5,974,039)	(1,074,046)
Total Distributions to Shareholders	(5,974,039)	(1,074,046)

Shares of Beneficial Interest:
Proceeds from shares sold:
Investor Class	86,069,296	135,102,440
Advisor Class*	7	—
Net asset value of shares issued in reinvestment of distributions:
Investor Class	5,969,903	1,070,893
Payments for shares redeemed
Investor Class	(87,583,673)	(144,571,731)
Total Increase (Decrease) in Net Assets From Shares of Beneficial Interest	4,455,533	(8,398,398)

Total Increase (Decrease) in Net Assets	13,561,361	(10,414,430)

Net Assets:
Beginning of Year	12,548,335	22,962,765
End of Year	$26,109,696	$12,548,335

Share Activity
Investor Class:
Shares sold	16,275,309	20,312,188
Shares issued in reinvestments of distributions	1,404,683	170,524
Shares redeemed	(15,512,232)	(21,938,333)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	2,167,760	(1,455,621)

Share Activity
Advisor Class*:
Shares sold	1	—
Net Increase in Shares of Beneficial Interest Outstanding	1	—

*	The Quantified Evolution Plus Fund’s Advisor Class commenced operations on May 18, 2026.

See accompanying notes to consolidated financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Quantified Common Ground Fund		Quantified Tactical Sectors Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2026	June 30, 2025	June 30, 2026	June 30, 2025
INCREASE (DECREASE) IN NET ASSETS FROM:
Operations:
Net investment income	$1,078,450	$1,186,790	$2,519	$213,923
Net realized gain (loss) from investments and swaps	20,410,365	(2,715,427)	21,290,560	(5,481,027)
Net change in unrealized appreciation (Depreciation) on investments, and swaps	(924,903)	(238,768)	(4,097,610)	1,218,329
Net Increase (Decrease) in Net Assets Resulting From Operations	20,563,912	(1,767,405)	17,195,469	(4,048,775)

Distributions to Shareholders from:
Investor Class	(816,157)	(6,349,357)	(213,953)	—
Advisor Class*	(3,888)	—	—	—
Total Distributions to Shareholders	(820,045)	(6,349,357)	(213,953)	—

Shares of Beneficial Interest:
Proceeds from shares sold:
Investor Class	237,455,941	457,579,954	177,950,294	97,726,189
Advisor Class*	358,648	867,564	—	—
Net asset value of shares issued in reinvestment of distributions:
Investor Class	812,356	6,307,455	213,188	—
Advisor Class*	3,888	—	—	—
Payments for shares redeemed
Investor Class	(256,194,838)	(518,227,219)	(178,934,048)	(106,964,252)
Advisor Class*	(409,856)	(1,703)	—	—
Total Decrease in Net Assets From Shares of Beneficial Interest	(17,973,861)	(53,473,949)	(770,566)	(9,238,063)

Total Increase (Decrease) in Net Assets	1,770,006	(61,590,711)	16,210,950	(13,286,838)

Net Assets:
Beginning of Year	118,129,657	179,720,368	51,587,799	64,874,637
End of Year	$119,899,663	$118,129,657	$67,798,749	$51,587,799

Share Activity
Investor Class:
Shares sold	15,291,008	29,563,084	23,617,072	13,670,703
Shares issued in reinvestments of distributions	53,585	415,785	28,125	—
Shares redeemed	(16,508,243)	(33,547,128)	(23,520,233)	(15,294,190)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	(1,163,650)	(3,568,259)	124,964	(1,623,487)

Share Activity
Advisor Class*:
Shares sold	23,778	—	—	—
Shares issued in reinvestments of distributions	257	—	—	—
Shares redeemed	(25,163)	—	—	—
Net Decrease in Shares of Beneficial Interest Outstanding	(1,128)	—	—	—

*	The Quantified Common Ground Fund’s Advisor Class commenced operations on January 31, 2025.

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Quantified Rising Dividend Tactical Fund		Quantified Government Income Tactical Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2026	June 30, 2025	June 30, 2026	June 30, 2025
INCREASE (DECREASE) IN NET ASSETS FROM:
Operations:
Net investment income	$19,703	$61,288	$963,934	$966,608
Net realized gain (loss) from investments, futures and swaps	2,431,199	4,416,127	(1,408,269)	349,133
Net change in unrealized appreciation (depreciation) on investments, futures and swaps	662,442	(2,887,896)	(28,065)	51,384
Net Increase (Decrease) in Net Assets Resulting From Operations	3,113,344	1,589,519	(472,400)	1,367,125

Distributions to Shareholders from:
Investor Class	(62,339)	—	(1,142,152)	(924,528)
Total Distributions to Shareholders	(62,339)	—	(1,142,152)	(924,528)

Shares of Beneficial Interest:
Proceeds from shares sold:
Investor Class	20,194,428	86,392,944	78,247,455	89,811,733
Net asset value of shares issued in reinvestment of distributions:
Investor Class	60,762	—	1,140,940	921,919
Payments for shares redeemed
Investor Class	(30,386,988)	(99,587,333)	(95,476,049)	(76,738,422)
Total Increase (Decrease) in Net Assets From Shares of Beneficial Interest	(10,131,798)	(13,194,389)	(16,087,654)	13,995,230

Total Increase (Decrease) in Net Assets	(7,080,793)	(11,604,870)	(17,702,206)	14,437,827

Net Assets:
Beginning of Year	26,012,348	37,617,218	42,119,015	27,681,188
End of Year	$18,931,555	$26,012,348	$24,416,809	$42,119,015

Share Activity
Investor Class:
Shares sold	2,007,700	9,185,551	11,074,200	12,907,265
Shares issued in reinvestments of distributions	6,064	—	162,991	135,377
Shares redeemed	(3,097,977)	(10,632,132)	(13,590,800)	(10,993,853)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	(1,084,213)	(1,446,581)	(2,353,609)	2,048,789

See accompanying notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS (Continued)

			Quantified Eckhardt Managed Futures
	Quantified Global Fund		Strategy Fund (Consolidated)
	Year Ended	Year Ended	Year Ended	Period Ended
	June 30, 2026	June 30, 2025	June 30, 2026	June 30, 2025*
INCREASE (DECREASE) IN NET ASSETS FROM:
Operations
Net investment income	$368,692	$547,431	$73,373	$232,845
Net realized gain (loss) from investments	3,883,830	(205,385)	(4,758,249)	(2,156,930)
Net change in unrealized appreciation (depreciation) on investments	(2,969,091)	2,408,665	1,581,293	(3,327,009)
Net Increase (Decrease) in Net Assets Resulting From Operations	1,283,431	2,750,711	(3,103,583)	(5,251,094)

Distributions to Shareholders from:
Total Distributions Paid
Investor Class	(3,810,535)	(549,614)	(731,950)	(92,869)
Advisor Class	—	—	(561,962)	—
Total Distributions to Shareholders	(3,810,535)	(549,614)	(1,293,912)	(92,869)

Shares of Beneficial Interest:
Proceeds from shares sold
Investor Class	152,162,197	224,679,134	214,556,335	188,589,073
Advisor Class**	—	—	12,506,124	11,275,558
Net asset value of shares issued in reinvestment of distributions
Investor Class	3,806,848	545,545	730,557	92,857
Advisor Class**	—	—	561,962	—
Payments for shares redeemed
Investor Class	(225,057,040)	(155,445,704)	(210,897,634)	(155,133,995)
Advisor Class**	—	—	(2,901,449)	(454,072)
Total Increase (Decrease) in Net Assets From Shares of Beneficial Interest	(69,087,995)	69,778,975	14,555,895	44,369,421

Total Increase (Decrease) in Net Assets	(71,615,099)	71,980,072	10,158,400	39,025,458

Net Assets:
Beginning of Year or Period	79,273,491	7,293,419	39,025,458	—
End of Year or Period	$7,658,392	$79,273,491	$49,183,858	$39,025,458

Share Activity
Investor Class:
Shares sold	17,620,426	21,989,752	26,265,447	19,376,055
Shares issued in reinvestments of distributions	496,330	58,535	88,984	9,212
Shares redeemed	(24,892,927)	(14,955,079)	(25,735,629)	(16,167,388)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	(6,776,171)	7,093,208	618,802	3,217,879

Advisor Class**:
Shares sold	—	—	1,481,895	1,218,965
Shares issued in reinvestments of distributions	—	—	68,783	—
Shares redeemed	—	—	(352,818)	(50,848)
Net Increase in Shares of Beneficial Interest Outstanding	—	—	1,197,860	1,168,117

*	The Fund commenced operations on October 16, 2024.

**	The Quantified Eckhardt Managed Futures Strategy Fund’s Advisor Class commenced operations on January 31, 2025.

See accompanying notes to consolidated financial statements.

FINANCIAL HIGHLIGHTS
Quantified Managed Income Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout the year.

	Investor Class
	Year Ended June 30,
	2026	2025	2024	2023	2022
Net asset value, beginning of year	$8.24	$8.07	$8.30	$8.65	$8.79
Activity from investment operations:
Net investment income (1)	0.20	0.24	0.29	0.23	0.08
Net realized and unrealized gain (loss) on investments and futures	(0.20)	0.24	(0.15)	(0.54)	(0.16)
Total from investment operations	0.00	0.48	0.14	(0.31)	(0.08)

Distributions to Shareholders:
Net investment income	(0.36)	(0.31)	(0.37)	(0.04)	(0.06)
Total distributions	(0.36)	(0.31)	(0.37)	(0.04)	(0.06)

Net asset value, end of year	$7.88	$8.24	$8.07	$8.30	$8.65

Total return (2)	(0.12)%	6.16%	1.62%	(3.53)%	(0.90)%
Net assets, end of year (in 000s)	$103,660	$103,696	$102,968	$133,422	$208,199

Ratios/Supplemental Data:
Ratio of expenses to average net assets (3)	1.35%	1.34%	1.35%	1.33%	1.31%
Ratio of net investment income (loss) to average net assets (3,4)	2.46%	2.98%	3.55%	2.68%	0.88%
Portfolio turnover rate	1148%	826%	718%	802%	820%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total return shown assumes the reinvestment of all distributions.

(3)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(4)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
Quantified Managed Income Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout the year.

	Advisor Class
	Year Ended June 30,
	2026	2025	2024	2023	2022
Net asset value, beginning of year	$8.39	$8.22	$8.35	$8.70	$8.83
Activity from investment operations:
Net investment income (1)	0.16	0.14	0.24	0.19	0.04
Net realized and unrealized gain (loss) on investments and futures	(0.21)	0.29	(0.16)	(0.54)	(0.17)
Total from investment operations	(0.05)	0.43	0.08	(0.35)	(0.13)

Distributions to Shareholders:
Net investment income	(0.34)	(0.26)	(0.21)	—	—
Total distributions	(0.34)	(0.26)	(0.21)	—	—

Net asset value, end of year	$8.00	$8.39	$8.22	$8.35	$8.70

Total return (2)	(0.68)%	5.40%	0.99%	(4.02)%	(1.47)%
Net assets, end of year (in 000s)	$6,439	$5,441	$9	$23	$17

Ratios/Supplemental Data:
Ratio of expenses to average net assets (3)	1.95%	1.98%	1.94%	1.93%	1.91%
Ratio of net investment income to average net assets (3,4)	1.96%	1.74%	2.92%	2.21%	0.44%
Portfolio turnover rate	1148%	826%	718%	802%	820%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total return shown assumes the reinvestment of all distributions.

(3)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(4)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
Quantified Market Leaders Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout the year.

	Investor Class
	Year Ended June 30,
	2026	2025	2024	2023	2022
Net asset value, beginning of year	$10.51	$11.29	$10.11	$9.12	$16.20
Activity from investment operations:
Net investment income (loss) (1)	0.06	0.11	0.13	0.08	(0.01)
Net realized and unrealized gain (loss) on investments and swaps	3.22	(0.89)	1.25	0.91	(3.88)
Total from investment operations	3.28	(0.78)	1.38	0.99	(3.89)

Distributions to Shareholders:
Net investment income	(0.16)	—	(0.20)	—	(0.19)
Net realized gains	—	—	—	—	(3.00)
Total distributions	(0.16)	—	(0.20)	—	(3.19)

Net asset value, end of year	$13.63	$10.51	$11.29	$10.11	$9.12

Total return (2)	31.42%	(6.91)%	13.88%	10.86%	(28.64)%
Net assets, end of year (in 000s)	$75,141	$124,453	$184,306	$179,967	$234,197

Ratios/Supplemental Data:
Ratio of expenses to average net assets (3)	1.35%	1.34%	1.34%	1.32%	1.30%
Ratio of net investment income (loss) to average net assets (3,4)	0.49%	1.01%	1.25%	0.83%	(0.08)%
Portfolio turnover rate	860%	1119%	1289%	1592%	1058%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown assumes the reinvestment of all distributions.

(3)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(4)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
Quantified Market Leaders Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout the year.

	Advisor Class
	Year Ended June 30,
	2026	2025	2024	2023	2022
Net asset value, beginning of year	$10.22	$11.04	$9.90	$8.98	$15.92
Activity from investment operations:
Net investment income (loss) (1)	0.00	0.03	0.05	0.02	(0.08)
Net realized and unrealized gain (loss) on investments and swaps	3.12	(0.85)	1.24	0.90	(3.83)
Total from investment operations	3.12	(0.82)	1.29	0.92	(3.91)

Distributions to Shareholders:
Net investment income	(0.06)	—	(0.15)	—	(0.03)
Net realized gains	—	—	—	—	(3.00)
Total distributions	(0.06)	—	(0.15)	—	(3.03)

Net asset value, end of year	$13.28	$10.22	$11.04	$9.90	$8.98

Total return (2)	30.65%	(7.43)%	13.14%	10.25%	(29.09)%
Net assets, end of year (in 000s)	$146	$112	$166	$165	$151

Ratios/Supplemental Data:
Ratio of expenses to average net assets (3)	1.95%	1.94%	1.94%	1.93%	1.90%
Ratio of net investment income (loss) to average net assets (3,4)	0.01%	0.31%	0.53%	0.23%	(0.67)%
Portfolio turnover rate	860%	1119%	1289%	1592%	1058%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown assumes the reinvestment of all distributions.

(3)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(4)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
Quantified Alternative Investment Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout the year.

	Investor Class
	Year Ended June 30,
	2026	2025	2024	2023	2022
Net asset value, beginning of year	$9.48	$9.49	$9.17	$9.49	$10.92
Activity from investment operations:
Net investment income (1)	0.08	0.23	0.11	0.22	0.18
Net realized and unrealized gain (loss) on investments, futures and distributions from underlying investment companies	1.31	(0.09)	0.53 (5)	(0.39)	(0.34)
Total from investment operations	1.39	0.14	0.64	(0.17)	(0.16)

Distributions to Shareholders:
Net investment income	(0.25)	(0.15)	(0.32)	(0.15)	(0.16)
Net realized gains	—	—	—	—	(1.11)
Total distributions	(0.25)	(0.15)	(0.32)	(0.15)	(1.27)

Net asset value, end of year	$10.62	$9.48	$9.49	$9.17	$9.49

Total return (2)	14.70%	1.48%	7.17%	(1.71)%	(1.99)%
Net assets, end of year (in 000s)	$22,996	$5,076	$26,773	$6,546	$10,458

Ratios/Supplemental Data:
Ratio of gross expenses to average net assets (3)	1.47%	1.42%	1.50%	1.57%	1.33%
Ratio of net expenses to average net assets (3)	1.41%	1.38%	1.43%	1.49%	1.33%
Ratio of net investment income to average net assets (3,4)	0.73%	2.43%	1.13%	2.39%	1.77%
Portfolio turnover rate	872%	659%	571%	971%	1321%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown assumes the reinvestment of all distributions.

(3)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(4)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Net realized and unrealized gain on investments per share are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not reconcile with aggregate gains (losses) in the Statements of Operations due to the timing of share transactions in relation to fluctuating market values for the year.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
Quantified Alternative Investment Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout the year.

	Advisor Class
	Year Ended June 30,
	2026	2025	2024	2023	2022
Net asset value, beginning of year	$9.36	$9.37	$9.03	$9.32	$10.72
Activity from investment operations:
Net investment income (1)	1.29	0.16	0.15	0.15	0.16
Net realized and unrealized gain (loss) on investments, futures and distributions from underlying investment companies	0.02	(0.09)	0.42 (5)	(0.36)	(0.37)
Total from investment operations	1.31	0.07	0.57	(0.21)	(0.21)

Distributions to Shareholders:
Net investment income	(0.22)	(0.08)	(0.23)	(0.08)	(0.08)
Net realized gains	—	—	—	—	(1.11)
Total distributions	(0.22)	(0.08)	(0.23)	(0.08)	(1.19)

Net asset value, end of year	$10.45	$9.36	$9.37	$9.03	$9.32

Total return (2)	14.03%	0.77%	6.54%	(2.24)%	(2.45)%
Net assets, end of year (in 000s)	$56	$35	$66	$71	$70

Ratios/Supplemental Data:
Ratio of gross expenses to average net assets (3)	2.14%	2.07%	2.16%	2.19%	1.94%
Ratio of net expenses to average net assets (3)	2.08%	2.02%	2.10%	2.11%	1.94%
Ratio of net investment income to average net assets (3,4)	12.58%	1.78%	1.66%	1.68%	1.58%
Portfolio turnover rate	872%	659%	571%	971%	1321%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown assumes the reinvestment of all distributions.

(3)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(4)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Net realized and unrealized gain on investments per share are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not reconcile with aggregate gains (losses) in the Statements of Operations due to the timing of share transactions in relation to fluctuating market values for the year.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
Quantified STF Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout the year.

	Investor Class
	Year Ended June 30,
	2026	2025	2024	2023	2022
Net asset value, beginning of year	$15.38	$18.29	$13.23	$11.52	$17.12
Activity from investment operations:
Net investment income (loss) (1)	0.23	0.37	0.33	0.08	(0.19)
Net realized and unrealized gain (loss) on investments and futures	5.97	(2.36)	4.88	1.63	(1.74)
Total from investment operations	6.20	(1.99)	5.21	1.71	(1.93)

Distributions to Shareholders:
Net investment income	(0.34)	(0.23)	(0.15)	—	—
Net realized gains	(1.35)	(0.69)	—	—	(3.67)
Total distributions	(1.69)	(0.92)	(0.15)	—	(3.67)

Net asset value, end of year	$19.89	$15.38	$18.29	$13.23	$11.52

Total return (2)	42.64%	(11.74)%	39.67%	14.84%	(18.23	)% (5)
Net assets, end of year (in 000s)	$311,767	$171,457	$249,510	$210,778	$140,559

Ratios/Supplemental Data:
Ratio of expenses to average net assets (3)	1.59%	1.59%	1.60%	1.58%	1.55%
Ratio of net investment income (loss) to average net assets (3,4)	1.35%	2.19%	2.30%	0.74%	(1.18)%
Portfolio turnover rate	98%	153%	38%	102%	168%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown assumes the reinvestment of all distributions.

(3)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(4)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
Quantified STF Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout the year.

	Advisor Class
	Year Ended June 30,
	2026	2025	2024	2023		2022
Net asset value, beginning of year	$14.52	$17.32	$12.53	$10.98		$16.55
Activity from investment operations:
Net investment income (loss) (1)	0.12	0.15	0.24	0.01		(0.28)
Net realized and unrealized gain (loss) on investments and futures	5.60	(2.14)	4.61	1.54		(1.62)
Total from investment operations	5.72	(1.99)	4.85	1.55		(1.90)

Distributions to Shareholders:
Net investment income	(0.27)	(0.12)	(0.06)	—		—
Net realized gains	(1.35)	(0.69)	—	—		(3.67)
Total distributions	(1.62)	(0.81)	(0.06)	—		(3.67)

Net asset value, end of year	$18.62	$14.52	$17.32	$12.53		$10.98

Total return (2)	41.76%	(12.27)%	38.84%	14.12	% (5)	(18.72)%
Net assets, end of year (in 000s)	$42,741	$19,681	$443	$229		$302

Ratios/Supplemental Data:
Ratio of expenses to average net assets (3)	2.19%	2.21%	2.20%	2.18%		2.15%
Ratio of net investment income (loss) to average net assets (3,4)	0.75%	1.11%	1.73%	0.10%		(1.79)%
Portfolio turnover rate	98%	153%	38%	102%		168%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown assumes the reinvestment of all distributions.

(3)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(4)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
Quantified Pattern Recognition Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout each year.

	Investor Class
	Year Ended June 30,
	2026	2025	2024	2023	2022
Net asset value, beginning of year	$12.28	$11.18	$11.24	$8.32	$13.42
Activity from investment operations:
Net investment income (loss) (1)	0.21	0.32	0.37	0.21	(0.13)
Net realized and unrealized gain (loss) on investments and futures	1.67	1.08	(0.03)	2.72	(1.94)
Total from investment operations	1.88	1.40	0.34	2.93	(2.07)

Distributions to Shareholders:
Net investment income	(0.22)	(0.30)	(0.40)	(0.01)	—
Net realized gains	—	—	—	—	(3.03)
Total distributions	(0.22)	(0.30)	(0.40)	(0.01)	(3.03)

Net asset value, end of year	$13.94	$12.28	$11.18	$11.24	$8.32

Total return (2)	15.19%	12.55%	3.45%	35.28%	(21.49)%
Net assets, end of year (in 000s)	$46,477	$47,239	$31,057	$61,401	$18,290

Ratios/Supplemental Data:
Ratio of gross expenses to average net assets (3)	1.63%	1.63%	1.64%	1.62%	1.55%
Ratio of net expenses to average net assets (3)	1.61%	1.61%	1.61%	1.59%	1.55%
Ratio of net investment income (loss) to average net assets (3,4)	1.49%	2.69%	3.33%	2.17%	(1.17)%
Portfolio turnover rate	294%	889%	135%	314%	495%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown assumes the reinvestment of all distributions.

(3)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(4)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

CONSOLIDATED FINANCIAL HIGHLIGHTS
Quantified Evolution Plus Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout each year.

	Investor Class
	Year Ended June 30,
	2026	2025	2024	2023	2022
Net asset value, beginning of year	$5.80	$6.35	$7.45	$7.97	$9.87
Activity from investment operations:
Net investment income (loss) (1)	0.06	0.16	0.21	0.12	(0.12)
Net realized and unrealized gain (loss) on investments, futures and swaps	2.84	(0.08)	0.12	(0.63)	(0.50)
Total from investment operations	2.90	0.08	0.33	(0.51)	(0.62)

Distributions to Shareholders:
Net investment income	(2.67)	(0.63)	(1.43)	(0.01)	—
Net realized gains	—	—	—	—	(1.28)
Total distributions	(2.67)	(0.63)	(1.43)	(0.01)	(1.28)

Net asset value, end of year	$6.03	$5.80	$6.35	$7.45	$7.97

Total return (2)	69.20%	0.47%	6.18%	(6.46)%	(8.32)%
Net assets, end of year (in 000s)	$26,110	$12,548	$22,963	$49,294	$141,943

Ratios/Supplemental Data:
Ratio of expenses to average net assets (3)	1.66%	1.67%	1.65%	1.59%	1.56%
Ratio of net investment income (loss) to average net assets (3,4)	1.10%	2.46%	3.04%	1.56%	(1.26)%
Portfolio turnover rate	1202%	1708%	329%	635%	514%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown assumes the reinvestment of all distributions.

(3)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(4)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to consolidated financial statements.

CONSOLIDATED FINANCIAL HIGHLIGHTS
Quantified Evolution Plus Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout the period.

	Advisor Class
	Period Ended June 30,
	2026 (1)
Net asset value, beginning of period	$6.70
Activity from investment operations:
Net investment income (loss) (2)	—
Net realized and unrealized gain (loss) on investments, futures and swaps	(0.67	) (9)
Total from investment operations	(0.67)

Net asset value, end of period	$6.03

Total return (3)	(10.00	)% (6)
Net assets, end of period (in 000s)	$6	(8)

Ratios/Supplemental Data:
Ratio of expenses to average net assets (4)	2.26	% (7)
Ratio of net investment income (loss) to average net assets (4,5)	0.50	% (7)
Portfolio turnover rate	1202	% (6)

(1)	The Advisor Class commenced operations on May 18, 2026.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown assumes the reinvestment of all distributions.

(4)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Not Annualized.

(7)	Annualized.

(8)	Amount is actual; not presented in thousands.

(9)	Net realized and unrealized gain (loss) on investments per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains (losses) in the Statements of Operations due to the timing of share transactions in relation to fluctuating market values for the period.

See accompanying notes to consolidated financial statements.

FINANCIAL HIGHLIGHTS
Quantified Common Ground Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout each year.

	Investor Class
	Year Ended June 30,
	2026	2025	2024	2023	2022
Net asset value, beginning of year	$14.54	$15.45	$13.10	$12.92	$12.81
Activity from investment operations:
Net investment income (1)	0.14	0.12	0.04	0.05	0.04
Net realized and unrealized gain (loss) on investments	2.64	(0.37)	2.34	0.13 (6)	0.84
Total from investment operations	2.78	(0.25)	2.38	0.18	0.88

Distributions to Shareholders:
Net investment income	(0.10)	(0.13)	(0.03)	—	—
Net realized gains	—	(0.53)	—	—	(0.77)
Total distributions	(0.10)	(0.66)	(0.03)	—	(0.77)

Net asset value, end of year	$17.22	$14.54	$15.45	$13.10	$12.92

Total return (2)	19.25%	(1.79)%	18.19%	1.39%	6.35	% (3)
Net assets, end of year (in 000s)	$118,880	$117,250	$179,720	$100,992	$43,520

Ratios/Supplemental Data:
Ratio of expenses to average net assets (4)	1.59%	1.59%	1.71%	1.77%	1.68%
Ratio of net investment income to average net assets (4,5)	0.91%	0.79%	0.25%	0.39%	0.31%
Portfolio turnover rate	742%	711%	860%	1063%	1382%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown assumes the reinvestment of all distributions.

(3)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(4)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Net realized and unrealized gain on investments per share are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not reconcile with aggregate gains (losses) in the Statements of Operations due to the timing of share transactions in relation to fluctuating market values for the year.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
Quantified Common Ground Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout each year or period.

	Advisor Class
	Year	Period Ended
	Ended	June 30,
	June 30, 2026	2025 (1)
Net asset value, beginning of year or period	$14.51	$15.47
Activity from investment operations:
Net investment income (loss) (2)	0.04	(0.02)
Net realized and unrealized gain (loss) on investments	2.64	(0.94)
Total from investment operations	2.68	(0.96)

Distributions to Shareholders:
Net investment income	(0.05)	—
Net realized gains	—	—
Total distributions	(0.05)	—

Net asset value, end of year or period	$17.14	$14.51

Total return (3)	18.55%	(6.21	)% (6)
Net assets, end of year or period (in 000s)	$1,020	$879

Ratios/Supplemental Data:
Ratio of expenses to average net assets (4)	2.19%	2.22	% (7)
Ratio of net investment income (loss) to average net assets (4,5)	0.25%	(0.29	)% (7)
Portfolio turnover rate	742%	711	% (6)

(1)	The Advisor Class commenced operations on January 31, 2025.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year or period.

(3)	Total returns shown assumes the reinvestment of all distributions.

(4)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Not Annualized.

(7)	Annualized.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
Quantified Tactical Sectors Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout each year.

	Investor Class
	Year Ended June 30,
	2026	2025	2024	2023	2022
Net asset value, beginning of year	$6.71	$6.96	$6.69	$5.85	$10.56
Activity from investment operations:
Net investment income (loss) (1)	0.00 (5)	0.02	0.05	0.03	(0.05)
Net realized and unrealized gain (loss) on investments and swaps	1.99	(0.27)	0.61	0.82	(4.41)
Total from investment operations	1.99	(0.25)	0.66	0.85	(4.46)

Distributions to Shareholders:
Net investment income	(0.03)	—	(0.39)	(0.01)	—
Net realized gains	—	—	—	—	(0.25)
Total distributions	(0.03)	—	(0.39)	(0.01)	(0.25)

Net asset value, end of year	$8.67	$6.71	$6.96	$6.69	$5.85

Total return (2)	29.78%	(3.59)%	10.58%	14.58%	(42.89)%
Net assets, end of year (in 000s)	$67,799	$51,588	$64,875	$69,952	$75,230

Ratios/Supplemental Data:
Ratio of expenses to average net assets (3)	1.61%	1.61%	1.61%	1.58%	1.56%
Ratio of net investment income (loss) to average net assets (3,4)	0.00%	0.33%	0.70%	0.54%	(0.70)%
Portfolio turnover rate	842%	729%	1130%	1223%	1392%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown assumes the reinvestment of all distributions.

(3)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(4)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Represents less than $0.01 per share.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
Quantified Rising Dividend Tactical Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout each year.

	Investor Class
	Year Ended June 30,
	2026	2025	2024	2023	2022
Net asset value, beginning of year	$9.31	$8.87	$7.75	$8.58	$10.24
Activity from investment operations:
Net investment income (1)	0.01	0.02	0.07	0.04	0.01
Net realized and unrealized gain (loss) on investments and swaps	1.79	0.42	1.10	(0.67)	(1.62)
Total from investment operations	1.80	0.44	1.17	(0.63)	(1.61)

Distributions to Shareholders:
Net investment income	(0.03)	—	(0.05)	—	(0.05)
Net realized gains	—	—	—	(0.20)	—
Total distributions	(0.03)	—	(0.05)	(0.20)	(0.05)

Net asset value, end of year	$11.08	$9.31	$8.87	$7.75	$8.58

Total return (2)	19.43%	4.96%	15.19%	(7.28)%	(15.80)%
Net assets, end of year (in 000s)	$18,932	$26,012	$37,617	$30,446	$27,418

Ratios/Supplemental Data:
Ratio of gross expenses to average net assets (3)	1.68%	1.66%	1.64%	1.65%	1.59%
Ratio of net expenses to average net assets (3)	1.63%	1.63%	1.61%	1.62%	1.59%
Ratio of net investment income to average net assets (3,4)	0.11%	0.20%	0.81%	0.51%	0.11%
Portfolio turnover rate	61%	208%	173%	469%	288%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown assumes the reinvestment of all distributions.

(3)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(4)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
Quantified Government Income Tactical Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout each year.

	Investor Class
	Year Ended June 30,
	2026	2025	2024	2023	2022
Net asset value, beginning of year	$6.98	$6.95	$8.08	$9.46	$10.09
Activity from investment operations:
Net investment income (loss)(1)	0.15	0.19	0.25	0.13	(0.12)
Net realized and unrealized gain (loss) on investments and futures	(0.33)	0.11	(0.98)	(1.51)	(0.37)
Total from investment operations	(0.18)	0.30	(0.73)	(1.38)	(0.49)

Distributions to Shareholders:
Net investment income	(0.16)	(0.27)	(0.40)	—	—
Net realized gains	—	—	—	—	(0.14)
Total distributions	(0.16)	(0.27)	(0.40)	—	(0.14)

Net asset value, end of year	$6.64	$6.98	$6.95	$8.08	$9.46

Total return (2)	(2.64)%	4.46%	(9.02)%	(14.59)%	(5.05)%
Net assets, end of year (in 000s)	$24,417	$42,119	$27,681	$43,195	$66,188

Ratios/Supplemental Data:
Ratio of gross expenses to average net assets (3)	1.62%	1.64%	1.65%	1.61%	1.56%
Ratio of net expenses to average net assets (3)	1.60%	1.61%	1.62%	1.59%	1.56%
Ratio of net investment income (loss) to average net assets (3,4)	2.18%	2.80%	3.36%	1.49%	(1.15)%
Portfolio turnover rate	9422%	415%	86%	593%	766%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown assumes the reinvestment of all distributions.

(3)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(4)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
Quantified Global Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout the year or period.

	Investor Class
	Year Ended June 30,		Period Ended June 30,
	2026	2025	2024 (1)
Net asset value, beginning of year or period	$10.20	$10.78	$10.00
Activity from investment operations:
Net investment income(2)	0.13	0.21	0.12
Net realized and unrealized gain on investments	0.67	1.18	0.66
Total from investment operations	0.80	1.39	0.78

Distributions to Shareholders:
Net investment income	(0.83)	(0.83)	—
Net realized gains	(2.46)	(1.14)	—
Total distributions	(3.29)	(1.97)	—

Net asset value, end of year or period	$7.71	$10.20	$10.78

Total return (3)	7.99%	14.62%	7.80	% (6)
Net assets, end of year or period (in 000s)	$7,658	$79,273	$7,293

Ratios/Supplemental Data:
Ratio of gross expenses to average net assets (4)	1.65%	1.64%	1.84	% (7)
Ratio of net expenses to average net assets (4)	1.61%	1.61%	1.73	% (7)
Ratio of net investment income to average net assets (4,5)	1.46%	2.02%	2.01	% (7)
Portfolio turnover rate	857%	982%	524	% (6)

(1)	The Fund commenced operations on November 29, 2023.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year or period.

(3)	Total returns shown assumes the reinvestment of all distributions.

(4)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Not Annualized.

(7)	Annualized.

See accompanying notes to financial statements.

CONSOLIDATED FINANCIAL HIGHLIGHTS
Quantified Eckhardt Managed Futures Strategy Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout each year or period.

	Investor Class
	Year Ended June 30,	Period Ended June 30,
	2026	2025 (1)
Net asset value, beginning of year or period	$8.90	$10.00
Activity from investment operations:
Net investment income(2)	0.03	0.06
Net realized and unrealized loss on investments	(0.69)	(1.14)
Total from investment operations	(0.66)	(1.08)

Distributions to Shareholders:
Net investment income	—	(0.02)
Net realized gains	(0.29)	—
Total distributions	(0.29)	(0.02)

Net asset value, end of year or period	$7.95	$8.90

Total return (3)	(7.51)%	(10.82	)% (6)
Net assets, end of year or period (in 000s)	$30,517	$28,647

Ratios/Supplemental Data:
Ratio of gross expenses to average net assets (4)	1.61%	1.62	% (7)
Ratio of net expenses to average net assets (4)	1.60%	1.60	% (7)
Ratio of net investment income to average net assets (4,5)	0.36%	0.82	% (7)
Portfolio turnover rate	197%	161	% (6)

(1)	The Fund commenced operations on October 16, 2024.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year or period.

(3)	Total returns shown assumes the reinvestment of all distributions.

(4)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Not Annualized.

(7)	Annualized.

See accompanying notes to consolidated financial statements.

CONSOLIDATED FINANCIAL HIGHLIGHTS
Quantified Eckhardt Managed Futures Strategy Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout each year or period.

	Advisor Class
	Year Ended June 30,		Period Ended June 30,
	2026		2025 (1)
Net asset value, beginning of year or period	$8.89		$10.19
Activity from investment operations:
Net investment income (loss) (2)	(0.02)		0.01
Net realized and unrealized loss on investments	(0.69	) (8)	(1.31)
Total from investment operations	(0.71)		(1.30)

Distributions to Shareholders:
Net investment income	—		—
Net realized gains	(0.29)		—
Total distributions	(0.29)		—

Net asset value, end of year or period	$7.89		$8.89

Total return (3)	(8.09)%		(12.76	)% (6)
Net assets, end of year or period (in 000s)	$18,667		$10,379

Ratios/Supplemental Data:
Ratio of expenses to average net assets (4)	2.22%		2.27	% (7)
Ratio of net expenses to average net assets (4)	2.21%		2.24	% (7)
Ratio of net investment income (loss) to average net assets (4,5)	(0.22)%		0.33	% (7)
Portfolio turnover rate	197%		161	% (6)

(1)	The Fund commenced operations on October 16, 2024; The Advisor Class commenced operations on January 31, 2025.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year or period.

(3)	Total returns shown assumes the reinvestment of all distributions.

(4)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Not Annualized.

(7)	Annualized.

(8)	Net realized and unrealized gain (loss) on investments per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains (losses) in the Statements of Operations due to the timing of share transactions in relation to fluctuating market values for the period.

See accompanying notes to consolidated financial statements.

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
June 30, 2026

1.	ORGANIZATION

Quantified Managed Income Fund, Quantified Market Leaders Fund, Quantified Alternative Investment Fund, Quantified STF Fund, Quantified Pattern Recognition Fund, Quantified Rising Dividend Tactical Fund, Quantified Government Income Tactical Fund, and Quantified Global Fund (each a “Fund” and collectively the “Funds”) are each a diversified series (except Quantified Common Ground Fund, Quantified Global Fund and Quantified Eckhardt Managed Futures Strategy Fund, which are non-diversified series), of Advisors Preferred Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 15, 2012 and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Quantified Managed Income Fund, Quantified Market Leaders Fund, Quantified Alternative Investment Fund, Quantified STF Fund, Quantified Evolution Plus Fund, Quantified Common Ground Fund and Quantified Eckhardt Managed Futures Strategy Fund currently offer two classes of shares, Investor and Advisor classes of shares each of which are offered at Net Asset Value per share (“NAV”). Quantified Pattern Recognition Fund, Quantified Tactical Sectors Fund, Quantified Rising Dividend Tactical Fund, Quantified Government Income Tactical Fund and Quantified Global Fund currently offer Investor Class shares, which are offered at NAV. The Funds, with the exception of Quantified Common Ground Fund, are “fund of funds”, in that these Funds will generally invest in other investment companies.

The Funds’ commencement dates and their investment objectives are as follows:

Fund	Investor Class	Advisor Class	Investment Objective
Quantified Managed Income Fund	August 9, 2013	March 18, 2016	seeks high total return from fixed income investments on an annual basis consistent with a moderate tolerance for risk
Quantified Market Leaders Fund	August 9, 2013	March 18, 2016	seeks high appreciation on an annual basis consistent with a high tolerance for risk
Quantified Alternative Investment Fund	August 9, 2013	March 18, 2016	seeks high total return from alternative investment vehicles on an annual basis consistent with a high tolerance for risk
Quantified STF Fund	November 13, 2015	November 13, 2015	seeks high appreciation on an annual basis consistent with a tolerance for risk
Quantified Pattern Recognition Fund	August 30, 2019	N/A	seeks capital appreciation
Quantified Evolution Plus Fund	September 30, 2019	May 18, 2026	seeks capital appreciation
Quantified Common Ground Fund	December 27, 2019	January 31, 2025	seeks total return
Quantified Tactical Sectors Fund	March 4, 2021	N/A	seeks high appreciation on an annual basis consistent with a high tolerance for risk
Quantified Rising Dividend Tactical Fund	April 14, 2021	N/A	seeks total return consistent with a moderate tolerance for risk
Quantified Government Income Tactical Fund	April 15, 2021	N/A	seeks high total return consistent with a moderate tolerance for risk
Quantified Global Fund	November 29, 2023	N/A	seeks total return
Quantified Eckhardt Managed Futures Strategy Fund	October 16, 2024	January 31, 2025	seeks total return

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each Fund in preparation of their financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies including FASB Accounting Standard Update (“ASU”) 2013-08. Each Fund’s income, expenses (other than class-specific distribution and service fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

Segment Reporting – An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio manager and Chief Financial Officer of the Trust. Each

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2026

Fund has a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Funds, using the information presented in the financial statements and financial highlights.

Accounting Pronouncement – The Funds adopted the FASB Accounting Standards Update 2023-09, “Income Taxes (Topic 740) Improvements to Income Tax Disclosures” (“ASU 2023-09”), which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. The amendments in this ASU are intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. The Funds’ adoption of ASU 2023-09 did not have a material impact on the Funds’ financial statements.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Investments in open-end investment companies are valued at net asset value. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations with remaining maturities in excess of sixty days are valued at current market prices by an independent pricing service approved by the Trust’s Board of Trustees. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Funds may fair value a particular bond if the Advisor does not believe that the round lot value provided by the independent pricing service reflects fair value of the Funds’ holding. Total return swaps on exchange-listed securities shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices. Exchange listed swaps shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having sixty days or less remaining until maturity, at time of purchase, may be valued at amortized cost which approximates fair value.

Each Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source) and (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor and/or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2026

prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to each Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor and/or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Funds’ holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – Each Fund may invests in portfolios of exchange traded funds and open-end funds or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based upon the methods established by the board of directors of the Underlying Funds.

Open-ended mutual funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, and ETFs frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Fund will not change.

Mount Vernon Liquid Assets Portfolio, LLC and private investment funds are not traded on an exchange and are valued at their respective NAV per unit without further adjustment, as a practical expedient of fair value and are not required to be categorized in the fair value hierarchy.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2026

marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2026 for each Fund’s assets and liabilities measured at fair value:

Quantified Managed Income Fund

Assets	Level 1	Level 2	Level 3	Total
Investments
Common Stocks *	$11,448,395	$—	$—	$11,448,395
Exchange-Traded Funds	85,675,428	—	—	85,675,428
Short-Term Investments	12,315,404	—	—	12,315,404
Collateral For Securities Loaned	—	—	—	33,119,909	**
Total Investments	$109,439,227	$—	$—	$142,559,136
Derivatives
Futures Contracts ^	$7,780	$—	$—	$7,780
Total Assets	$109,447,007	$—	$—	$142,566,916
Liabilities
Derivatives
Futures Contracts ^	$(98,993)	$—	$—	$(98,993)
Total Liabilities	$(98,993)	—	—	$(98,993)

Quantified Market Leaders Fund

Assets	Level 1	Level 2	Level 3	Total
Investments
Exchange-Traded Funds	$65,703,306	$—	$—	$65,703,306
Short-Term Investments	6,353,280	—	—	6,353,280
Collateral For Securities Loaned	—	—	—	21,070,450	**
Total Investments	$72,056,586	$—	$—	$93,127,036
Derivatives
Total Return Swaps ^^	$—	$2,858,996	$—	$2,858,996
Total Assets	$72,056,586	$2,858,996	$—	$95,986,032

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2026

Quantified Alternative Investment Fund

Assets	Level 1	Level 2	Level 3	Total
Investments
Exchange-Traded Funds	$14,758,610	$—	$—	$14,758,610
Private Investment Fund	—	—	—	2,430,405	**
Short-Term Investments	5,688,964	—	—	5,688,964
Collateral For Securities Loaned	—	—	—	3,859,314	**
Total Investments	$20,447,574	$—	$—	$26,737,293

Derivatives
Futures Contracts ^	$13,820	$—	$—	$13,820
Total Assets	$20,461,394	$—	$—	$26,751,113
Liabilities
Derivatives
Futures Contracts ^	$(13,749)	$—	$—	$(13,749)
Total Liabilities	$(13,749)	$—	$—	$(13,749)

Quantified STF Fund

Assets	Level 1	Level 2	Level 3	Total
Investments
Private Investment Fund	$—	$—	$—	$23,184,788	**
Certificate of Deposit *	—	3,989,625	—	3,989,625
Short-Term Investments	325,885,885	—	—	325,885,885
Total Investments	$325,885,885	$3,989,625	$—	$353,060,298

Quantified Pattern Recognition Fund

Assets	Level 1	Level 2	Level 3	Total
Investments
Exchange-Traded Fund	$149,354	$—	$—	$149,354
Private Investment Fund	—	—	—	4,822,819	**
Short-Term Investments	32,957,328	—	—	32,957,328
Total Investments	$33,106,682	$—	$—	$37,929,501
Derivatives
Futures Contracts ^	$801,778	$—	$—	$801,778
Total Assets	$33,908,460	$—	$—	$38,731,279

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2026

Quantified Evolution Plus Fund

Assets	Level 1	Level 2	Level 3	Total
Investments
Exchange-Traded Funds	$495,756	$—	$—	$495,756
Private Investment Fund	—	—	—	2,907,771 **
Short-Term Investments	18,778,588	—	—	18,778,588
Total Investments	$19,274,344	$—	$—	$22,182,115
Derivatives
Futures Contracts ^	$172,915	$—	$—	$172,915
Total Return Swaps ^^	—	286,798	—	286,798
Total Assets	$19,447,259	$286,798	$—	$22,641,828
Liabilities
Derivatives
Futures Contracts ^	$(13,766)	$—	$—	$(13,766)
Total Return Swaps ^^	—	(95,370)	—	(95,370)
Total Liabilities	$(13,766)	$(95,370)	$—	$(109,136)

Quantified Common Ground Fund

Assets	Level 1	Level 2	Level 3	Total
Investments
Common Stocks *	$115,642,451	$—	$—	$115,642,451
Short-Term Investments	4,820,032	—	—	4,820,032
Collateral For Securities Loaned	—	—	—	17,866,370 **
Total Investments	$120,462,483	$—	$—	$138,328,853
Total Assets	$120,462,483	$—	$—	$138,328,853

Quantified Tactical Sectors Fund

Assets	Level 1	Level 2	Level 3	Total
Investments
Exchange-Traded Funds	$52,430,645	$—	$—	$52,430,645
Short-Term Investments	13,913,113	—	—	13,913,113
Collateral For Securities Loaned	—	—	—	10,577,895 **
Total Investments	$66,343,758	$—	$—	$76,921,653
Derivatives
Total Return Swaps ^^	$—	$445,687	$—	$445,687
Total Assets	$66,343,758	$445,687	$—	$77,367,340
Liabilities
Derivatives
Total Return Swaps ^^	$—	$(91,372)	$—	$(91,372)
Total Liabilities	$—	$(91,372)	$—	$(91,372)

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2026

Quantified Rising Dividend Tactical Fund

Assets	Level 1	Level 2	Level 3	Total
Investments
Exchange-Traded Funds	$16,766,850	$—	$—	$16,766,850
Short-Term Investments	1,247,782	—	—	1,247,782
Total Investments	$18,014,632	$—	$—	$18,014,632
Derivatives
Total Return Swaps ^^	$—	$938,062	$—	$938,062
Total Assets	$18,014,632	$938,062	$—	$18,952,694
Liabilities
Derivatives
Total Return Swaps ^^	$—	$(2,899)	$—	$(2,899)
Total Liabilities	$—	$(2,899)	$—	$(2,899)

Quantified Government Income Tactical Fund

Assets	Level 1	Level 2	Level 3	Total
Investments
Exchange-Traded Fund	$43,210	$—	$—	$43,210
Short-Term Investments	23,452,783	—	—	23,452,783
Total Investments	$23,495,993	$—	$—	$23,495,993
Total Assets	$23,495,993	$—	$—	$23,495,993
Liabilities
Derivatives
Futures Contracts ^	$(39,589)	$—	$—	$(39,589)
Total Liabilities	$(39,589)	$—	$—	$(39,589)

Quantified Global Fund

Assets	Level 1	Level 2	Level 3	Total
Investments
Common Stocks *	$3,616,632	—	$—	$3,616,632
Exchange-Traded Funds	3,671,425	—	—	3,671,425
Short-Term Investments	285,038	—	—	285,038
Total Investments	$7,573,095	$—	$—	$7,573,095

Quantified Eckhardt Managed Futures Strategy Fund

Assets	Level 1	Level 2	Level 3	Total
Investments
Private Investment Funds	$—	—	$—	$24,587,590 **
Short-Term Investments	24,614,714	—	—	24,614,714
Total Investments	$24,614,714	$—	$—	$49,202,304

*	Refer to each of the Schedule of Investments for industry classifications.

**	Investment valued using the NAV per share practical expedient. In accordance with Topic 820, the investment is excluded from the fair value table.

^	Includes cumulative unrealized gain (loss) on futures contracts open at June 30, 2026.

^^	The amounts shown for swaps are unrealized appreciation/depreciation.

The Funds did not hold any Level 3 securities during the year ended June 30, 2026.

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2026

Consolidation of Subsidiaries – The consolidated financial statements of the following Funds include the accounts of their respective wholly-owned subsidiaries (“Subsidiaries”):

Fund	Subsidiary
Quantified Eckhardt Managed Futures Strategy Fund	QEMFSF Fund Limited
Quantified Evolution Plus Fund	QEPF Fund Limited

All inter-company accounts and transactions have been eliminated in consolidation. These Funds may invest up to 25% of its total assets in its Subsidiaries, which act as investment vehicles in order to affect certain investments consistent with the Funds’ investment objectives and policies. The Subsidiaries are exempted Cayman Islands companies with limited liability.

A summary of the Funds’ investment in the Subsidiaries. are as follows:

		Net Assets at	% of Net Assets at
Subsidiary	Inception Date	June 30, 2026	June 30, 2026
QEMFSF Fund Limited	10/16/24	$11,595,305	23.6%
QEPF Fund Limited	12/30/19	$4,487,212	17.2%

Exchange Traded Funds (“ETFs”), Mutual Funds and Exchange Traded Notes (“ETNs”) Risk - ETFs, mutual funds and ETNs are subject to investment advisory or management and other expenses, which will be indirectly paid by the Funds. Each is subject to specific risks, depending on investment strategy. Also, each may be subject to leverage risk, which will magnify losses. ETNs are subject to default risks.

Each Fund may invest in ETFs. ETFs are typically a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and typically represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. Each Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Cash Accounts – At times, the Funds may invest cash in a short-term deposit sweep vehicle program. Such deposits are in amounts at any such depositary institution not in excess of the Federal Deposit Insurance Corporation (“FDIC”) or National Credit Union Share Insurance Fund standard maximum deposit insurance amount such that funds are insured across the various banks or credit unions at which such funds are deposited. StoneCastle Cash Management, LLC (“StoneCastle”) provides ministerial deposit placement assistance to the Funds with respect to the short-term deposit sweep vehicle program. These deposits are not custodied by StoneCastle. These amounts are included as Cash on the Statements of Assets and Liabilities to the extent they are held by the Funds as of June 30, 2026.

Foreign Currency Translations – All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. These amounts are included with Net realized and unrealized gain/(loss) on Investments in the Statements of Operations. Each Fund’s investments in foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

Swap Contracts – Each Fund is subject to equity price risk, interest rate risk, credit risk and counterparty risk in the normal course of pursuing its investment objective. Each Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2026

realized on particular pre-determined investments or instruments.

Standard equity swap contracts are between two parties that agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a “notional amount” (i.e. the return on or increase in value of a particular dollar amount invested in a security or “basket” of securities representing a particular index or industry sector on underlying fund). Most equity swap agreements entered into by a Fund calculate the obligations of the parties on a “net basis”. Consequently, a Fund’s current obligations under a swap agreement generally will be equal to the net amount to be paid or received under the agreement based on the relative value of the positions held by each party. Each Fund’s obligations are accrued daily (offset by any amounts owed to the Fund).

Each Fund may enter into swap contracts that provide the opposite return of the particular benchmark or security (“short” the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying securities reduce the return of the swap. However, in certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlying the swap agreement can cause a scenario in which the Fund pays the counterparty interest. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap. The Funds will typically enter into equity swap agreements in instances where the advisor believes that it may be more cost effective or practical than buying a security or the securities represented by a particular index.

Each Fund may enter into credit default swaps (“CDS”). CDS are typically two-party (bilateral) financial contracts that transfer credit exposure between the two parties. One party to a CDS (referred to as the credit protection “buyer”) receives credit protection or sheds credit risk, whereas the other party to a CDS (referred to as the credit protection “seller”) is selling credit protection or taking on credit risk. The seller typically receives pre-determined periodic payments from the other party. These payments are in consideration for agreeing to make compensating specific payments to the buyer should a negative credit event occur, such as (1) bankruptcy or (2) failure to pay interest or principal on a reference debt instrument, with respect to a specified issuer or one of the reference issuers in a CDS portfolio. In general, CDS may be used by a Fund to obtain credit risk exposure similar to that of a direct investment in high yield bonds.

The amounts to be exchanged or “swapped” between parties are calculated with respect to the notional amount. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations. The maximum pay-outs for these contracts are limited to the notional amount of each swap. CDS may involve greater risks than if a Fund had invested in the referenced obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk.

Each Fund may enter into Interest Rate Swaps. Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. Each Fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount.

Each Fund may enter into Total Return Swaps (“TRS”). Total Return Swaps are typically two-party (bilateral) financial contracts which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains. In total return swaps, the underlying asset, referred to as the reference asset, is usually an equity, equity index, loans, or bonds. This is owned by the party receiving the set rate payment. The TRS allows one party to derive the economic benefit of owning an asset without putting that asset on its balance sheet, and allows the other party, which does retain that asset on its balance sheet, to buy protection against loss in its value.

Each Fund collateralizes swap agreements with cash and certain securities as indicated on the Schedule of Investments of the Fund and Statements of Assets and Liabilities, respectively. Such collateral is held for the

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2026

benefit of the counterparty in a segregated account at the Custodian to protect the counterparty against non-payment by the Fund. Each Fund does not net collateral. In addition, the parties have mutually agreed to settle significant unrealized appreciation / depreciation on the swap contracts as they occur, resulting in an advance or prepayment on such swaps. Such amounts, if any, would be offset against the applicable contract upon final settlement. In the event of a default by the counterparty, a Fund will seek return of this collateral and may incur certain costs exercising its rights with respect to the collateral. Amounts expected to be owed to a Fund may be collateralized either directly with the Fund or in a segregated account at the custodian.

Each Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty to the extent that posted collateral is insufficient. Each Fund will enter into swap agreements only with large, well-capitalized and established financial institutions. The creditworthiness of each of the firms that is counterparty to a swap agreement is monitored by the Advisor. The financial statements of these counterparties may be available by accessing the SEC’s website, at www.sec.gov.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Funds and their counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreements. Any election to early terminate could be material to the financial statements. For the year ended June 30, 2026, Quantified Market Leaders Fund, Quantified Evolution Plus Fund, Quantified Tactical Sectors Fund and Quantified Rising Dividend Tactical Fund entered into total return swaps and are subject to applicable master netting arrangements.

Futures Contracts – Each Fund may be subject to the change in value of equity and interest rate risk in the normal course of pursuing its investment objective. Each Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities and interest rates. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (each Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. When the contracts are closed, each Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and each Fund’s basis in the contract. If the Funds are unable to liquidate a futures contract and/or enter into an offsetting closing transaction, each Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Each Fund segregates cash having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recorded in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to each Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the normal course of business, each Fund purchases and sells various financial instruments, which may result in risks, the amount of which is not apparent from the financial statements.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Foreign withholding tax is recorded as incurred or known, in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2026

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually in December. Dividends from net investment income and distributions from net realized gains are recorded on ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset value per share of the Funds.

Federal Income Tax – It is each Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed each Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years (June 30, 2023 – June 30, 2025) or expected to be taken in the Funds’ June 30, 2026, tax returns. The Funds identify their major tax jurisdictions as U.S. Federal, and foreign jurisdictions where each Fund makes significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

For tax purposes, QEPF Ltd. and QEMFSF Ltd. are each an exempted Cayman Islands investment company. QEPF and QEMFSF have received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits, and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, QEPF and QEMFSF are each is a controlled foreign corporation (“CFC”) and as such are not subject to U.S. income tax. However, as a wholly-owned CFC, the net income and capital gain of each CFC, to the extent of its earnings and profits, will be included each year in Quantified Evolution Plus Fund’s and Quantified Eckhardt Managed Futures Strategy Fund’s investment company taxable income.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2026

3.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from sale of securities, other than short-term investments, swaps and futures contracts, for the year ended June 30, 2026 for the Funds were as follows:

Fund	Purchases	Sales
Quantified Managed Income Fund	$946,694,737	$927,175,390
Quantified Market Leaders Fund	772,010,347	824,116,974
Quantified Alternative Investment Fund	102,674,605	94,054,709
Quantified STF Fund	32,733,220	38,579,028
Quantified Pattern Recognition Fund	14,718,560	14,601,609
Quantified Evolution Plus Fund	26,550,791	25,755,718
Quantified Common Ground Fund	826,856,543	845,807,969
Quantified Tactical Sectors Fund	455,469,287	453,112,354
Quantified Rising Dividend Tactical Fund	10,222,440	17,078,717
Quantified Government Income Tactical Fund	4,981,320	4,953,129
Quantified Global Fund	215,305,756	276,506,632
Quantified Eckhardt Managed Futures Strategy Fund	49,896,221	40,815,143

4.	IMPACT OF DERIVATIVES ON THE STATEMENTS OF ASSETS AND LIABILITIES AND STATEMENTS OF OPERATIONS

The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of June 30, 2026:

Derivative Investment Type	Location on the Statements of Assets and Liabilities
Futures	Unrealized appreciation (depreciation) on futures
Swaps	Unrealized appreciation (depreciation) on swaps

	Asset derivatives
Quantified Managed Income Fund	Futures - Equity Contracts	$7,780
Quantified Market Leaders Fund	Swaps - Equity Contracts	2,858,996
Quantified Alternative Investment Fund	Futures - Equity Contracts	13,820
Quantified Pattern Recognition Fund	Futures - Equity Contracts	801,778
Quantified Evolution Plus Fund (Consolidated)	Futures - Equity Contracts	172,915
	Swaps - Equity Contracts	286,798
Quantified Tactical Sectors Fund	Swaps - Equity Contracts	445,687
Quantified Rising Dividend Tactical Fund	Swaps - Equity Contracts	938,062

	Liability derivatives
Quantified Managed Income Fund	Futures - Equity Contracts	$(98,993)
Quantified Alternative Investment Fund	Futures - Interest Rate Contracts	(13,749)
Quantified Evolution Plus Fund (Consolidated)	Futures - Equity Contracts	(13,766)
	Swaps - Equity Contracts	(95,370)
Quantified Tactical Sectors Fund	Swaps - Equity Contracts	(91,372)
Quantified Rising Dividend Tactical Fund	Swaps - Equity Contracts	(2,899)
Quantified Government Income Tactical Fund	Futures - Interest Rate Contracts	(39,589)

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2026

Transactions in derivative instruments during the year ended June 30, 2026, were as follows:
		Equity/Interest
		Rate/Commodity
	Statements of Operations location	Contracts
Quantified Managed Income Fund	Net Realized gain (loss) from: (1)
Interest Rate Risk	Futures	$(2,390,107)
Equity Risk	Futures	(1,017,206)
		(3,407,313)
	Net Change in unrealized appreciation (depreciation) on: (2)
Interest Rate Risk	Futures	$(42,937)
Equity Risk	Futures	215,467
		172,530
Quantified Market Leaders Fund	Net Realized gain (loss) from: (1)
Equity Risk	Swaps	$10,733,368
	Net Change in unrealized appreciation (depreciation) on: (2)
Equity Risk	Swaps	$(2,092,197)

Quantified Alternative Investment Fund	Net Realized gain (loss) from: (1)
Interest Rate Risk	Futures	(318,408)
Equity Risk	Futures	$16,095
		(302,313)
	Net Change in unrealized appreciation (depreciation) on: (2)
Equity Risk	Futures	$(6,635)
Interest Rate Risk	Futures	(12,124)
		(18,759)
Quantified STF Fund	Net Realized gain (loss) from: (1)
Equity Risk	Futures	$88,121,538
	Net Change in unrealized appreciation (depreciation) on: (2)
Equity Risk	Futures	$(11,831,293)

Quantified Pattern Recognition Fund	Net Realized gain (loss) from: (1)
Equity Risk	Futures	$1,732,953
	Net Change in unrealized appreciation (depreciation) on: (2)
Equity Risk	Futures	$801,778

Quantified Evolution Plus Fund (Consolidated)	Net Realized gain (loss) from: (1)
Commodity Risk	Futures	$1,609,349
Equity Risk	Futures	(145,773)
Interest Rate Risk	Futures	123,696
		1,587,272

Commodity Risk	Swaps	12,637,221
		12,637,221
	Net Change in unrealized appreciation (depreciation) on: (2)
Commodity Risk	Futures	$159,148
Interest Rate Risk	Futures	(224,795)
		(65,647)

Commodity Risk	Swaps	91,825
Equity Risk	Swaps	191,428
		283,253

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2026

		Equity/Interest
		Rate/Commodity
	Statements of Operations location	Contracts
Quantified Tactical Sectors Fund	Net Realized gain (loss) from: (1)
Equity Risk	Swaps	$9,767,821
	Net Change in unrealized appreciation (depreciation) on: (2)
Equity Risk	Swaps	$(2,400,386)

Quantified Rising Dividend Tactical Fund	Net Realized gain (loss) from: (1)
Equity Risk	Swaps	$838,550
	Net Change in unrealized appreciation (depreciation) on: (2)
Equity Risk	Swaps	$338,499

Quantified Government Income Tactical Fund	Net Realized gain (loss) from: (1)
Interest Rate Risk	Futures	$(1,406,297)
	Net Change in unrealized appreciation (depreciation) on: (2)
Interest Rate Risk	Futures	$(27,405)

(1)	Statement of Operations location: Net realized gain (loss) from futures, Net realized gain (loss) from swaps.

(2)	Statement of Operations location: Net change in unrealized appreciation (depreciation) on futures, Net change in unrealized appreciation (depreciation) on swaps.

The derivative instruments outstanding as of June 30, 2026 as disclosed in the Schedules of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statements of Operations serve as indicators of the volume of derivative activity for each Fund.

Associated Risk

Market Risk: Market risk is the risk that changes in interest rates, foreign exchange rates or equity prices will affect the positions held by each Fund. The Funds are exposed to market risk on financial instruments that are valued at market prices as disclosed in the Schedules of Investments. The prices of derivative instruments, including swaps and futures prices, can be highly volatile. Price movements of derivative contracts in which each Fund’s assets may be invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. Each Fund may be exposed to market risk on derivative contracts in that each Fund may not be able to readily dispose of its holdings when it chooses and also that the price obtained on disposal is below that at which the investment is included in the Funds’ financial statements. All financial instruments are recognized at fair value, and all changes in market conditions directly affect net income. The Funds’ investments in derivative instruments are exposed to market risk and are disclosed in the schedules of investments.

Unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues; and recessions and depressions could have a significant impact on the Funds and their investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions and the market in general, in ways that cannot necessarily be foreseen.

Counterparty Risk: Each Fund may invest in swap contracts (the “Product”) with Barclays or CIBC as the counterparty. If Barclays or CIBC becomes insolvent, Barclays or CIBC may not be able to make any payments under the Product and investors may lose their capital invested in the Product. A decline in Barclays’s or CIBC’s standing is likely to reduce the market value of the Product and therefore the price an

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2026

investor may receive for the Product if they sell it in the market.

Liquidity Risk: Liquidity risk is the risk that a Fund will encounter difficulty in raising funds to meet commitments. Liquidity risk may result in an inability to sell investments quickly at close to fair value. Each Fund’s financial instruments may include investments in securities which are not traded on organized public exchanges and which generally may be illiquid. As a result, a Fund may not be able to quickly liquidate its investments in these instruments at an amount close to its fair value in order to meet its liquidity requirements. The Funds’ do not anticipate any material losses as a result of liquidity risk.

5.	OFFSETTING OF FINANCIAL ASSETS AND DERIVATIVE ASSETS

Each Fund’s policy is to recognize a gross asset or liability equal to the unrealized gain (loss) on futures contracts and swap contracts. The following table shows additional information regarding the offsetting of assets and liabilities as of June 30, 2026.

Quantified Managed Income Fund:
Gross Amounts Not Offset in the
Assets:				Statements of Assets & Liabilities
	Gross Amounts	Gross Amounts	Net Amounts of
	Presented in the	Offset in the	Assets Presented in
	Statements of	Statements of Assets	the Statements of	Financial	Cash Collateral
Description	Assets & Liabilities	& Liabilities	Assets & Liabilities	Instruments	Received	Net Amount
Unrealized Appreciation on Futures	$7,780	$—	$7,780	$(7,780)	$—	$—
Total	$7,780	$—	$7,780	$(7,780)	$—	$—

Gross Amounts Not Offset in the
Liabilities:				Statement of Assets & Liabilities
		Gross Amounts	Net Amounts of
	Gross Amounts of	Offset in the	Liabilities Presented
	Recognized	Statement of Assets	in the Statement of	Financial	Cash Collateral
Description	Liabilities	& Liabilities	Assets & Liabilities	Instruments	Pledged (1)	Net Amount
Unrealized Depreciation on Futures	$(98,993)	$—	$(98,993)	$7,780	$91,213	$—
Total	$(98,993)	$—	$(98,993)	$7,780	$91,213	$—

Quantified Market Leaders Fund:
Gross Amounts Not Offset in the
Assets:				Statements of Assets & Liabilities
	Gross Amounts	Gross Amounts	Net Amounts of Assets
	Presented in the	Offset in the	Presented in the
	Statements of	Statements of	Statements of Assets &	Financial	Cash Collateral
Description	Assets & Liabilities	Assets & Liabilities	Liabilities	Instruments	Received	Net Amount
Unrealized Appreciation on Swaps	$2,858,996	$—	$2,858,996	$—	$—	$2,858,996
Total	$2,858,996	$—	$2,858,996	$—	$—	$2,858,996

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2026

Quantified Alternative Investment Fund:
				Gross Amounts Not Offset in the
Assets:				Statements of Assets & Liabilities
	Gross Amounts	Gross Amounts	Net Amounts of
	Presented in the	Offset in the	Assets Presented in
	Statements of	Statement of Assets	the Statement of	Financial	Cash Collateral
Description	Assets & Liabilities	& Liabilities	Assets & Liabilities	Instruments	Received	Net Amount
Unrealized Appreciation on Futures	$13,820	$—	$13,820	$(13,749)	$—	$71
Total	$13,820	$—	$13,820	$(13,749)	$—	$71

				Gross Amounts Not Offset in the
Liabilities:				Statement of Assets & Liabilities
			Net Amounts of
	Gross Amounts of	Gross Amounts Offset	Liabilities Presented in
	Recognized	in the Statement of	the Statement of Assets	Financial	Cash Collateral
Description	Liabilities	Assets & Liabilities	& Liabilities	Instruments	Pledged (1)	Net Amount
Unrealized Depreciation on Futures	$(13,749)	$—	$(13,749)	$13,749	$—	$—
	$(13,749)	$—	$(13,749)	$13,749	$—	$—

Quantified Pattern Recognition Fund:
				Gross Amounts Not Offset in the
Assets:				Statements of Assets & Liabilities
	Gross Amounts	Gross Amounts	Net Amounts of
	Presented in the	Offset in the	Assets Presented
	Statements of	Statement of	in the Statement of	Financial	Cash Collateral
Description	Assets & Liabilities	Assets & Liabilities	Assets & Liabilities	Instruments	Received	Net Amount
Unrealized Appreciation on Futures	$801,778	$—	$801,778	$—	$—	$801,778
Total	$801,778	$—	$801,778	$—	$—	$801,778

Quantified Evolution Plus Fund:
				Gross Amounts Not Offset in the
Assets:				Statements of Assets & Liabilities
	Gross Amounts	Gross Amounts	Net Amounts of Assets
	Presented in the	Offset in the	Presented in the
	Statements of Assets	Statements of Assets	Statements of Assets &	Financial	Cash Collateral
Description	& Liabilities	& Liabilities	Liabilities	Instruments	Received	Net Amount
Unrealized Appreciation on Futures	$172,915	$—	$172,915	$(13,766)	$—	$159,149
Swaps	286,798	—	286,798	(95,370)	—	191,428
Total	$459,713	$—	$459,713	$(109,136)	$—	$350,577

				Gross Amounts Not Offset in the
Liabilities:				Statement of Assets & Liabilities
		Gross Amounts	Net Amounts of
	Gross Amounts of	Offset in the	Liabilities Presented in
	Recognized	Statement of Assets	the Statement of	Financial	Cash Collateral
Description	Liabilities	& Liabilities	Assets & Liabilities	Instruments	Pledged(1)	Net Amount
Unrealized Depreciation on Futures	$(13,766)	$—	$(13,766)	$13,766	$—	$—
Swaps	$(95,370)	—	$(95,370)	$95,370	$—	$—
Total	$(109,136)	$—	$(109,136)	$109,136	$—	$—

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2026

Quantified Tactical Sectors Fund:
Gross Amounts Not Offset in the
Assets:				Statements of Assets & Liabilities
	Gross Amounts	Gross Amounts	Net Amounts of
	Presented in the	Offset in the	Assets Presented in
	Statements of	Statement of	the Statement of	Financial	Cash Collateral
Description	Assets & Liabilities	Assets & Liabilities	Assets & Liabilities	Instruments	Received	Net Amount
Unrealized Appreciation on Swaps	$445,687	$—	$445,687	$(91,372)	$—	$354,315
Total	$445,687	$—	$445,687	$(91,372)	$—	$354,315

Gross Amounts Not Offset in the Statement
Liabilities:				of Assets & Liabilities
		Gross Amounts	Net Amounts of
		Offset in the	Liabilities Presented in
	Gross Amounts of	Statement of Assets	the Statement of Assets	Cash Collateral
Description	Recognized Liabilities	& Liabilities	& Liabilities	Financial Instruments	Pledged (1)	Net Amount
Unrealized Depreciation on Swaps	$(91,372)	$—	$(91,372)	$91,372	$—	$—
Total	$(91,372)	$—	$(91,372)	$91,372	$—	$—

Quantified Rising Dividend Tactical Fund:
Gross Amounts Not Offset in the
Assets:				Statements of Assets & Liabilities
	Gross Amounts		Net Amounts of Assets
	Presented in the	Gross Amounts Offset	Presented in the
	Statements of Assets &	in the Statement of	Statement of Assets &	Financial	Cash Collateral
Description	Liabilities	Assets & Liabilities	Liabilities	Instruments	Received	Net Amount
Unrealized Appreciation on Swaps	$938,062	$—	$938,062	$(2,899)	$—	$935,163
Total	$938,062	$—	$938,062	$(2,899)	$—	$935,163

Gross Amounts Not Offset in the
Liabilities:				Statement of Assets & Liabilities

		Gross Amounts Offset	Net Amounts of Liabilities
	Gross Amounts of	in the Statement of	the Statement of Assets	Financial	Collateral
Description	Recognized Liabilities	Assets & Liabilities	& Liabilities	Instruments	Pledged(1)	Net Amount
Unrealized Depreciation on Swaps	$(2,899)	$—	$(2,899)	$2,899	$—	$—
Total	$(2,899)	$—	$(2,899)	$2,899	$—	$—

Quantified Government Income Tactical Fund:
Gross Amounts Not Offset in the
Liabilities:				Statement of Assets & Liabilities
		Gross Amounts	Net Amounts of
	Gross Amounts of	Offset in the	Liabilities Presented
	Recognized	Statement of Assets	in the Statement of	Financial	Cash Collateral
Description	Liabilities	& Liabilities	Assets & Liabilities	Instruments	Pledged (1)	Net Amount
Unrealized Depreciation on Futures	$(39,589)	$—	$(39,589)	$—	$39,589	$—
Total	$(39,589)	$—	$(39,589)	$—	$39,589	$—

(1)	The amount is limited to the derivative liability balance and accordingly does not include excess collateral pledged. Detailed collateral amounts are presented in the Statements of Assets and Liabilities.

6.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The business activities of each Fund are overseen by the Board, which is responsible for the overall management of the Funds. Advisors Preferred LLC (“Advisor”), serves as investment advisor to the Funds. The Advisor has engaged Flexible Plan Investments, Ltd. (the “Sub-Advisor”) to serve as the sub-advisor to the Funds. The Sub-Advisor earned fees equivalent to 0.86% and 0.61%, at an annual rate, of daily net average assets of the Funds with 1.00% and 0.75% advisory fees, respectively.

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2026

Pursuant to an advisory agreement with the Funds, the Advisor, under the oversight of the Board, directs the daily operations of each Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, each Fund pays advisory fees accrued daily and paid monthly, based on each Fund’s average daily net assets at an annual rate of 1.00%, except for Quantified Alternative Investment Fund, Quantified Managed Income Fund and Quantified Market Leaders Fund which pay 0.75%. There is no separate advisory fees payable to the CFCs. For the year ended June 30, 2026, each Fund accrued the following advisory fees:

Quantified Managed Income Fund	$741,413
Quantified Market Leaders Fund	825,059
Quantified Alternative Investment Fund	107,577
Quantified STF Fund	2,462,745
Quantified Pattern Recognition Fund	527,653
Quantified Evolution Plus Fund	252,437
Quantified Common Ground Fund	1,189,709
Quantified Tactical Sectors Fund	671,777
Quantified Rising Dividend Tactical Fund	185,857
Quantified Government Income Tactical Fund	443,051
Quantified Global Fund	252,841
Quantified Eckhardt Managed Futures Strategy Fund	469,575

Pursuant to a liquidity program administrator agreement with the Funds, the Advisor, provides a liquidity program administrator who, directs the operations of the Funds’ liquidity risk management program. As compensation for its services and the related expenses borne by the Advisor, the Funds pay the Advisor out of pocket expenses and an annual fee of $9,000 per Fund. Pursuant to the liquidity program administrator agreement, the Advisor earned (net of voluntary waivers) the following fees in the Statements of Operations (miscellaneous expenses) for the year ended June 30, 2026:

Fund	Fees	Waived
Quantified Managed Income Fund	$9,000	$—
Quantified Market Leaders Fund	9,000	—
Quantified Alternative Investment Fund	9,000	(9,000)
Quantified STF Fund	9,000	—
Quantified Pattern Recognition Fund	9,000	(9,000)
Quantified Evolution Plus Fund	9,000	—
Quantified Common Ground Fund	9,000	—
Quantified Tactical Sectors Fund	9,000	—
Quantified Rising Dividend Tactical Fund	9,000	(9,000)
Quantified Government Income Tactical Fund	9,000	(9,000)
Quantified Global Fund	9,000	(9,000)
Quantified Eckhardt Managed Futures Strategy Fund	9,000	(9,000)

Ultimus Fund Solutions, LLC (“UFS”), UFS, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to the servicing agreement with UFS, each Fund pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2026

the Trust are also officers of UFS, and are not paid any fees directly by the Funds for serving in such capacities. For all services rendered to the Funds by UFS under the agreements, the Funds pay UFS a unitary style administration fee which scales downward based upon the average net assets of the Fund Family (defined in the agreements as funds with the same adviser and sub-adviser) for all “Operational Services”). Operational Services include all fund accounting, fund administration, transfer agency, routine fund legal fees, audit fees, regulatory document filing, printing and postage costs, state registration fees, custody fees and insurance services. Operational Services are exclusive of advisory fees, distribution fees, shareholder servicing fees, taxes, short selling expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses of the Funds, expenses of other investment companies in which the Funds may invest and extraordinary expenses such as litigation.

In addition, certain affiliates of UFS provide services to each Fund as follows:

Blu Giant, LLC (“Blu Giant”), an affiliate of UFS, provides EDGAR conversion and filing services as well as print management services for each Fund on an ad-hoc basis. These expenses are the responsibility of UFS.

The Trust has adopted Distribution Plans and Agreements pursuant to Rule 12b-1 under the 1940 Act for the Funds’ Investor Class and Advisor Class shares (each a “Plan” and together, the “Plans”) pursuant to which the Funds pay fees to the Ceros Financial Services, Inc. (“Ceros” or “Distributor”) for providing distribution and/or shareholder services to the Funds. Under the Plans, Investor Class shares of a Funds may pay an account maintenance fee for account maintenance services and/or distribution fee at an annual rate of up to 0.25% of the Funds’ average net assets attributable to Investor Class shares as compensation for the Distributor providing account maintenance and distribution services to shareholders; and up to 1.00% for Advisor Class shares of a Fund’s average daily net assets attributable to the Advisor Class shares. The 12b-1 Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred.

For the year ended June 30, 2026, pursuant to the Rule 12b-1 Plan, each Fund accrued:

	Investor Class	Advisor Class	Total
Quantified Managed Income Fund	$230,068	$68,278	$298,346
Quantified Market Leaders Fund	274,706	1,252	275,958
Quantified Alternative Investment Fund	35,733	503	36,236
Quantified STF Fund	542,614	292,291	834,905
Quantified Pattern Recognition Fund	131,913	—	131,913
Quantified Evolution Plus Fund	63,109	—	63,109
Quantified Common Ground Fund	294,722	10,821	305,543
Quantified Tactical Sectors Fund	167,944	—	167,944
Quantified Rising Dividend Tactical Fund	46,464	—	46,464
Quantified Government Income Tactical Fund	110,763	—	110,763
Quantified Global Fund	63,210	—	63,210
Quantified Eckhardt Managed Futures Strategy Fund	76,684	162,837	239,521

The Board has adopted a Shareholder Servicing Plan (the “Servicing Plan”) with respect to the Investor Class of each Fund. The Servicing Plan provides that a monthly service fee is calculated by each Fund at an annual rate of up to 0.15% (currently set at 0.15%), of its average daily net assets of the Investor Class and is paid to Ceros to provide compensation for ongoing shareholder servicing activities or service and/or maintenance of accounts, not otherwise required to be provided by the Advisor. Ceros is an affiliate of the Advisor.

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2026

For the year ended June 30, 2026, pursuant to the Shareholder Services Agreement, each Fund accrued:

Investor Class
Quantified Managed Income Fund	$138,041
Quantified Market Leaders Fund	164,824
Quantified Alternative Investment Fund	21,440
Quantified STF Fund	325,568
Quantified Pattern Recognition Fund	84,213
Quantified Evolution Plus Fund	37,866
Quantified Common Ground Fund	176,833
Quantified Tactical Sectors Fund	100,767
Quantified Rising Dividend Tactical Fund	27,879
Quantified Government Income Tactical Fund	66,458
Quantified Global Fund	37,926
Quantified Eckhardt Managed Futures Strategy Fund	46,011

During the year ended June 30, 2026, Ceros, a registered broker/dealer, executed trades on behalf of Quantified Managed Income Fund, Quantified Market Leaders Fund, Quantified Alternative Investment Fund, Quantified STF Fund, Quantified Pattern Recognition Fund, Quantified Evolution Plus Fund, Quantified Common Ground Fund, Quantified Tactical Sectors Fund, Quantified Rising Dividend Tactical Fund, Quantified Government Income Tactical Fund and Quantified Global Fund, received $246,100, $99,331, $32,859, $429, $324, $1,621, $226,119, $44,379, $1,464, $851 and $213,202 in trade commissions, respectively.

Each Trustee who is not an “interested person” of the Trust or Advisor is compensated at a rate of $72,000 per year plus $2,500 minimum per meeting for certain special meetings, which varies based on the matters submitted, as well as for reimbursement for any reasonable expenses incurred attending the meetings, paid quarterly. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust. Interested trustees of the Trust are also officers or employees of the Advisor and its affiliates.

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2026

7.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes excluding futures, and its respective gross unrealized appreciation and depreciation at June 30, 2026, were as follows:

		Gross	Gross	Net Unrealized
		Unrealized	Unrealized	Appreciation/
	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
Quantified Managed Income Fund	$143,329,542	$657,873	$(1,428,279)	$(770,406)
Quantified Market Leaders Fund	90,358,654	6,194,112	(453,895)	5,740,217
Quantified Alternative Investment Fund	27,020,133	559,598	(842,438)	(282,840)
Quantified STF Fund	345,333,522	7,738,402	(11,626)	7,726,776
Quantified Pattern Recognition Fund	37,389,143	729,793	(189,435)	540,358
Quantified Evolution Plus Fund	22,190,815	919,947	(805,122)	114,825
Quantified Common Ground Fund	140,343,582	5,827,214	(7,841,943)	(2,014,729)
Quantified Tactical Sectors Fund	75,378,514	2,178,390	(346,533)	1,831,857
Quantified Rising Dividend Tactical Fund	16,792,879	2,482,192	(197,467)	2,284,725
Quantified Government Income Tactical Fund	23,533,974	—	(37,981)	(37,981)
Quantified Global Fund	8,106,557	79,576	(613,038)	(533,462)
Quantified Eckhardt Managed Futures Strategy Fund	51,110,216	1,756,176	(3,664,088)	(1,907,912)

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2026

8.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the years ended June 30, 2026, and June 30, 2025, was as follows:

For the period ended June 30, 2026
	Ordinary	Long-Term
Portfolio	Income	Capital Gains	Total
Quantified Managed Income Fund	$3,475,980	$—	$3,475,980
Quantified Market Leaders Fund	1,427,036	—	1,427,036
Quantified Alternative Investment Fund	98,906	—	98,906
Quantified STF Fund	14,301,706	13,219,156	27,520,862
Quantified Pattern Recognition Fund	828,102	—	828,102
Quantified Evolution Plus Fund	5,974,039	—	5,974,039
Quantified Common Ground Fund	820,045	—	820,045
Quantified Tactical Sectors Fund	213,953	—	213,953
Quantified Rising Dividend Tactical Fund	62,339	—	62,339
Quantified Government Income Tactical Fund	1,142,152	—	1,142,152
Quantified Global Fund	3,810,535	—	3,810,535
Quantified Eckhardt Managed Futures Strategy Fund	591,742	702,170	1,293,912

For the period ended June 30, 2025
	Ordinary	Long-Term
Portfolio	Income	Capital Gains	Total
Quantified Managed Income Fund	$4,949,591	$—	$4,949,591
Quantified Market Leaders Fund	—	—	—
Quantified Alternative Investment Fund	463,917	—	463,917
Quantified STF Fund	10,088,771	—	10,088,771
Quantified Pattern Recognition Fund	1,136,484	—	1,136,484
Quantified Evolution Plus Fund	1,074,046	—	1,074,046
Quantified Common Ground Fund	6,349,357	—	6,349,357
Quantified Government Income Tactical Fund	924,528	—	924,528
Quantified Global Fund	549,614	—	549,614
Quantified Eckhardt Managed Futures Strategy Fund	92,869	—	92,869

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2026

As of June 30, 2026, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Capital Loss	Unrealized	Total
	Ordinary	Long-Term	Carry	Appreciation/	Accumulated
	Income	Capital Gains	Forwards	(Depreciation)	Earnings/(Deficits)
Quantified Managed Income Fund	$1,427,899	$—	$(25,804,896)	$(770,406)	$(25,147,403)
Quantified Market Leaders Fund	519,901	—	(37,596,896)	5,740,217	(31,336,778)
Quantified Alternative Investment Fund	88,353	—	(2,273,635)	(282,840)	(2,468,122)
Quantified STF Fund	11,136,078	14,814,849	—	7,726,776	33,677,703
Quantified Pattern Recognition Fund	314,657	—	(6,841,859)	540,358	(5,986,844)
Quantified Evolution Plus Fund	1,794,957	—	(5,886,194)	114,825	(3,976,412)
Quantified Common Ground Fund	11,245,125	—	—	(2,014,729)	9,230,396
Quantified Tactical Sectors Fund	18,701	—	(24,747,322)	1,831,857	(22,896,764)
Quantified Rising Dividend Tactical Fund	18,652	—	(1,323,542)	2,284,725	979,835
Quantified Government Income Tactical Fund	279,392	—	(16,373,493)	(37,981)	(16,132,082)
Quantified Global Fund	428,244	—	—	(533,462)	(105,218)
Quantified Eckhardt Managed Futures Strategy Fund	—	—	(5,691,269)	(1,907,912)	(7,599,181)

The difference between book basis and tax basis unrealized appreciation (depreciation), undistributed net investment income (loss) and accumulated net realized gains (losses) from investments is primarily attributable to the tax deferral of losses on wash sales, mark-to-market on open Section 1256 contracts, swap contracts, corporation return of capital distributions and tax differences related to partnership investments.

At June 30, 2026, the Funds below had capital loss carry forwards for federal income tax purposes available to offset future capital gains, along with capital loss carryforwards utilized as follows:

	Short-Term	Long-Term	Total	CLCF Utilized
Quantified Managed Income Fund	$12,909,946	$12,894,950	$25,804,896	$—
Quantified Market Leaders Fund	36,071,163	1,525,733	37,596,896	21,897,999
Quantified Alternative Investment Fund	1,808,519	465,116	2,273,635	2,188,143
Quantified STF Fund	—	—	—	12,311,446
Quantified Pattern Recognition Fund	2,649,822	4,192,037	6,841,859	2,747,147
Quantified Evolution Plus Fund	—	5,886,194	5,886,194	12,909,266
Quantified Tactical Sectors Fund	24,747,322	—	24,747,322	21,430,303
Quantified Rising Dividend Tactical Fund	—	1,323,542	1,323,542	928,858
Quantified Government Income Tactical Fund	6,659,600	9,713,893	16,373,493	—
Quantified Eckhardt Managed Futures Strategy Fund	2,620,367	3,070,902	5,691,269	—

During the fiscal period ended June 30, 2026, certain Funds utilized earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Permanent book and tax differences, primarily attributable to the book/tax basis treatment of non-deductible expenses, net operating losses, and tax adjustments related to certain funds wholly owned subsidiaries resulted in reclassification for the period ended June 30, 2026, as follows:

	Paid In	Accumulated
	Capital	Earnings (Losses)
Quantified STF Fund	$6,952,652	$(6,952,652)
Quantified Evolution Plus Fund	53,120	(53,120)
Quantified Common Ground Fund	1,273,399	(1,273,399)
Quantified Eckhardt Managed Futures Strategy Fund	(453,840)	453,840

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2026

9.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund pursuant to Section 2(a)(9) of the 1940 Act. As of June 30, 2026, Axos Clearing LLC held 75.81% of the Quantified Managed Income Fund, 76.62% of the Quantified Market Leaders Fund, 77.17% of the Quantified Alternative Investment Fund, 59.20% of the Quantified STF Fund, 77.81% of the Quantified Pattern Recognition Fund, 64.39% of the Quantified Evolution Plus Fund, 67.96% of the Quantified Common Ground Fund, 75.63% of the Quantified Tactical Sectors Fund, 82.06% of the Quantified Rising Dividend Tactical Fund, 74.71% of the Quantified Government Income Tactical Fund, 85.49% of the Quantified Global Fund and 49.79% of the Quantified Eckhardt Managed Future Strategy Fund, and National Financial Services, LLC held 25.23% of the Quantified Eckhardt Managed Future Strategy Fund.

10.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The following Funds currently invest greater than 25% of their net assets in the corresponding investments. The Funds may redeem or sell these investments at any time if the Advisor or Subadvisor determines that it is in the best interest of the Funds and their shareholders to do so. The performance of a Fund will be directly affected by the performance of the investments. Other than Mount Vernon Liquid Assets Portfolio, LLC, the financial statements of the investments, including their schedule of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Funds’ financial statements.

		Percentage of
Fund	Investment	Net Assets
Quantified Managed Income Fund	iShares 1-3 Year Treasury Bond ETF	27.3%
	Mount Vernon Liquid Assets Portfolio, LLC	30.1%
Quantified Market Leaders Fund	Mount Vernon Liquid Assets Portfolio, LLC	28.0%
Quantified STF Fund	Fidelity Government Portfolio Class I	46.0%
	First American Government Obligations Fund Class Z	45.9%
Quantified Pattern Recognition Fund	Fidelity Government Portfolio Class I	35.5%
	First American Government Obligations Fund Class Z	35.4%
Quantified Evolution Plus Fund	Fidelity Government Portfolio Class I	32.9%
	First American Government Obligations Fund Class Z	32.9%
Quantified Government Income Tactical Fund	Fidelity Government Portfolio Class I	48.0%
	First American Government Obligations Fund Class Z	48.0%
Quantified Global Fund	State Street SPDR S&P 500 ETF Trust	33.0%
Quantified Eckhardt Managed Futures Strategy Fund	Fidelity Government Portfolio Class I	40.9%
	Galaxy Plus Fund LLC Evolution Strategy Financials Feeder Fund	35.6%

11.	SECURITIES LENDING

The Funds have entered into a securities lending arrangement (the “Agreement”) with U.S. Bank (the “Lending Agent”). Under the terms of the Agreement, the Funds are authorized to loan securities to the Lending Agent. In exchange, at the time of the loan, the Funds receive cash and “non-cash” or “securities” collateral in the amount of at least 105% of the value of any loaned securities that are foreign securities or 102% of the value of any other loaned securities marked-to-market daily. Loans shall be marked to market daily and the margin restored in the event collateralization is below 100% of the value of securities loaned. The value of securities loaned is disclosed in a footnote on the Statements of Assets and Liabilities and on the Schedules of Investments. Securities lending income is disclosed in the Funds’ Statements of Operations. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the Lending Agent fails to return the securities on loan. The Funds’ cash collateral received in securities lending transactions is invested in the Mount Vernon Liquid Assets Portfolio, LLC, a privately offered liquidity fund, as presented below. The investment objective is to

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2026

seek to maximize current income to the extent consistent with the preservation of capital and liquidity and maintain a stable NAV of $1.00 per unit.

As of June 30, 2026, the following Funds loaned securities which were collateralized by cash. The value of securities on loan and the value of the related collateral were as follows:

		Overnight and Continuous
Fund	Value of Securities Loaned	Value of Collateral*
Quantified Managed Income Fund	$32,431,335	$33,119,909
Quantified Market Leaders Fund	20,875,325	21,070,450
Quantified Alternative Investment Fund	3,790,372	3,859,314
Quantified Common Ground Fund	17,437,477	17,866,370
Quantified Tactical Sectors Fund	10,347,856	10,577,895

*	The above Funds received cash collateral, which was subsequently invested in the Mount Vernon Liquid Assets Portfolio, LLC as reported in the Schedules of Investments.

12.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Quantified Funds and
Board of Trustees of Advisors Preferred Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Quantified Funds comprising the funds listed below (the “Funds”) as of June 30, 2026, the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2026, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

	Statements of	Statements of
Fund Name	Operations	Changes in Net Assets	Financial Highlights
Quantified Managed Income Fund, Quantified Market Leaders Fund, Quantified Alternative Investment Fund, Quantified STF Fund, Quantified Pattern Recognition Fund, Quantified Evolution Plus Fund*, Quantified Common Ground Fund, Quantified Tactical Sectors Fund, Quantified Rising Dividend Tactical Fund and Quantified Government Income Tactical Fund	For the year ended June 30, 2026	For the years ended June 30, 2026 and 2025	For the years ended June 30, 2026, 2025, 2024, 2023, and 2022
Quantified Global Fund	For the year ended June 30, 2026	For the years ended June 30, 2026 and 2025	For the years ended June 30, 2026, 2025 and for the period from November 29, 2023 (commencement of operations) through June 30, 2024
Quantified Eckhardt Futures Strategy Fund*	Managed For the year ended June 30, 2026	For the year ended June 30, 2026 and for the period from October 16, 2024 operations) through June 30, (commencement of 2025

*	The financial statements referred to throughout are Consolidated Financial Statements

COHEN & COMPANY, LTD.
Registered with the Public Company Accounting Oversight Board
800.229.1099 I 866.818.4538 fax I cohenco.com

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2026, by correspondence with the custodians, brokers and underlying fund sponsors. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2012.

COHEN& COMPANY, LTD.
Cleveland, Ohio
August 28, 2026

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-855-647-8268, by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov, or by visiting www.advisorspreferred.com/quantified-funds.

INVESTMENT ADVISOR
Advisors Preferred LLC
1445 Research Blvd., Suite 530
Rockville, MD 20850

SUB-ADVISOR
Flexible Plan Investments, Ltd.
3883 Telegraph Road, Suite 100
Bloomfield Hills, MI 48302

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

The Quantified Funds
ADDITIONAL INFORMATION (Unaudited)
June 30, 2026

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Approval of the Renewal of the Investment Advisory and Sub-Advisory Agreements for Quantified Managed Income Fund (“Managed Income”), Quantified Market Leaders Fund (“Market Leaders”); Quantified Alternative Investment Fund (“Alternative Investment”), Quantified STF Fund (“STF”), Quantified Evolution Plus Fund (“Evolution Plus”), Quantified Common Ground Fund (“Common Ground”), Quantified Pattern Recognition Fund (“Pattern Recognition”), Quantified Tactical Sectors Fund (“Tactical Sectors”), Quantified Rising Dividend Tactical Fund (“Rising Dividend Tactical”), Quantified Government Income Tactical Fund (“Government Income”), Quantified Global Fund (“Global”), and Quantified Eckhardt Managed Futures Strategy Fund (“Eckhardt Managed Futures Strategy”) (together the “Quantified Funds”).

At an in-person Board meeting held on May 20, 2026 (the “Meeting”), the Board of Trustees (the “Board”) of Advisors Preferred Trust (the “Trust”), including a majority of Trustees who are not “interested persons” (the “Independent Trustees”), as such term is defined under Section 2(a)(19) of the 1940 Act, considered the renewal of the investment advisory agreement (the “Advisory Agreement”) between Advisors Preferred, LLC (the “Adviser”) and the Trust, on behalf of the Quantified Funds: Managed Income, Market Leaders, Alternative Investment (and its subsidiary) (“QAIF Fund Limited”), respectively; STF, Evolution Plus and its subsidiary, (“QEPF Fund Limited”), Common Ground, Pattern Recognition, Tactical Sectors, Rising Dividend Tactical, Government Income, Global, and Eckhardt Managed Futures Strategy and its subsidiary (“QEMFSF Limited”), The Board also considered the renewal of each sub-advisory agreement (the “Sub-Advisory Agreements”) between the Adviser and Flexible Plan Investments, Ltd. (the “Sub-Adviser” or “Flexible Plan” or “FPI”). The Board and Directors of the QAIF Fund Limited, QEPF Fund Limited and QEMFSF Limited, each a wholly owned foreign subsidiary of Alternative Investment, Evolution Plus and Eckhardt Managed Futures Strategy, respectively, approved the renewal of the investment advisory agreements between QAIF Fund Limited, QEPF Fund Limited and QEMFSF Fund Limited and the Adviser (the “Subsidiary Advisory Agreements”) as well as the subsidiary sub-advisory agreements (the “Subsidiary Sub-Advisory Agreements”) between the Adviser and Flexible Plan with respect to the QAIF Fund Limited, QEPF Fund Limited and QEMFSF Fund Limited. The Fund level agreements and subsidiary agreements are referred to collectively for convenience and references to a Fund include the subsidiary as the context indicates; collectively (the “Advisory Agreements”). The Trustees’ and Directors’ deliberations are presented as collective deliberations as they were conducted concurrently and references to the Board also include the Directors.

The Quantified Funds
ADDITIONAL INFORMATION (Unaudited)(Continued)
June 30, 2026

The Board then reviewed and discussed the written materials that were provided by Advisers Preferred, LLC, and Flexible Plan, in advance of the Meeting and deliberated on the renewal of the Advisory Agreements with respect to Quantified Funds. The Board members relied upon the advice of independent legal counsel and their own business judgement in determining the material factors to be considered in evaluating the Advisory Agreements with respect to Quantified Funds. The Board conducted some of their deliberations on a joint basis for the Adviser and Flexible Plan given the close working relationship of the Adviser and Sub-Adviser and conducted their deliberations on a consolidated basis for the Funds that have a subsidiary.

Nature, Extent and Quality of Services:

With respect to the nature, extent and quality of services provided, the Board reviewed the Adviser’s Form ADV, and the Sub-Adviser’s Form ADV, a description of the manner in which investment decisions, including asset allocation, sector selection and trade execution, are made for each Fund by the Sub-Adviser, a description of the services provided by the Adviser and those services provided by the Sub-Adviser and those executed by the Adviser. The Board reviewed the experience of professional personnel from both the Adviser and Sub-Adviser performing services for the Quantified Funds, including the team of individuals that primarily monitor and execute the investment and administration process, and the respective portfolio managers. The Board considered the depth of resources of the Adviser and the Sub-Adviser. Further the Board reviewed a certification from each of the Adviser and Sub-Adviser, certifying that each has adopted a Code of Ethics containing provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b) and noted that each of the Adviser and Sub-Adviser have adopted procedures reasonably necessary to prevent Access Persons from violating such Code of Ethics.

Advisors Preferred, LLC:

The Adviser selects third-party providers and continually monitors their performance with respect to the Quantified Funds. The Adviser reviews daily positions and trading activity for the Quantified Funds. The Adviser maintains all counterparty agreements for the Funds. All equity, ETF and mutual fund trades are executed by Ceros Financial Services, Inc., the Fund’s distributor (“Ceros”) and an affiliate of the Adviser. Futures and other derivatives are not traded by Ceros. Flexible Plan executes all short-term fixed income transactions. The Board noted no arbitrations or litigations involving the Adviser. Trust counsel noted the Board is updated quarterly on any arbitration, regulatory exams, or litigation with respect to Ceros as an affiliate of the Adviser. The Board reviewed the balance sheet of the Adviser as of March 31, 2026, and the audited income statement and balance sheet as of December 31, 2025. The Board acknowledged that parent company financial support is available, as needed for the Adviser. The Board also reviewed the unaudited profit and loss comparisons for March 31, 2026 and the three months ended March 31, 2025. The Adviser reported $1.8 billion in total assets under management in active mutual funds and Ms. Ayers-Rigsby emphasized commitment from the Adviser to raise assets and fees as discussed earlier.

The Board discussed the Adviser’s compliance program with the CCO of the Trust. The Board considered that the CCO of the Trust also serves as CCO of the Adviser. The Trustees acknowledged they are confident in her abilities with respect to all positions, and Trustees were comfortable that if a conflict of interest were to arise, counsel would be called upon for a solution. The Board noted that the Adviser continues to have in place procedures which are currently working to prevent violations of applicable securities laws. The CCO confirmed that she has the support and resources to ensure the compliance procedures of the Trust are updated in accordance with current SEC rules. The Board considered that the cybersecurity risk

The Quantified Funds
ADDITIONAL INFORMATION (Unaudited)(Continued)
June 30, 2026

of the Adviser is managed by Sikich LLP (a cybersecurity consultancy) with no data breaches reported. The Board discussed the overall technology of the Adviser with the CCO. The CCO confirms that prior to implementing any AI program, it will work closely with their IT provider to ensure any potential vulnerabilities are addressed, create and draft clear guidelines on its use and provide training to employees authorized to use AI. There are no plans for the Advisor nor its affiliates to use AI for any investment related management decisions. The Adviser confirmed adequate Directors & Officers Error & Omissions Professional Liability Insurance (“D&O/E&O”) is in place. Ceros, the affiliated distributor, has coverage under the Chubb D&O/E&O policy up to $2,000,000 with a $100,000 retention. Mr. Bridgeport noted the Board had previously reviewed the business continuity plan for the Adviser and Ceros. The Board concluded that the Adviser has qualified professionals, resources, and compliance policies essential to performing its duties under the Advisory Agreements. The Board reviewed financial statements of the Adviser and concluded it has sufficient financial resources to fulfill Trust-related obligations, based in part, from additional capital from its parent.

Flexible Plan:

The Board considered that Flexible Plan conducts research and analysis into the securities tradable for the Funds and FPI provides instruction to the Adviser for the implementation of its trading signals. The Board reviewed the balance sheet as of December 31, 2025 and profit & loss statement for calendar year ended December 31, 2025 from Flexible Plan and confirmed there were no changes to its financial conditions since then. The Board recalled the presentation by the Sub-Adviser and earlier discussions concerning reverse breakpoint fee splits, and the financial stability of FPI. The Board noted that over 60% of the assets managed by Flexible Plan are directed into purchases of the Quantified Gold Futures Tracking Fund, Quantified Gold Futures Tracking Portfolio, and Quantified Funds. The Board saw that Mr. Wagner of the Sub-Adviser remains dedicated to growing the Quantified Funds as investment vehicles under the various strategies for his clients, and determined Flexible Plan is financially equipped to continue to serve the Quantified Funds as Sub-Adviser.

The Board confirmed that Flexible Plan has a three member team of compliance personnel. The Trust’s CCO reported CCO that she works closely with the CCO of FPI, and she reviews the policies and procedures manual of the Sub-Adviser, including latest revisions and business continuity plans. The Board confirmed that cybersecurity risk management is the responsibility of the Chief Information Officer/Chief Insurance Security Officer of Flexible Plan and that there were no reported breaches. The Trustees also noted that FPI has adequate D&O/E&O coverage. FPI uses AI for model strategies only and does not rely on AI for investment selection on behalf of the Funds.

The Board determined that Flexible Plan has a compliance program in place that is reasonably designed to prevent violation of the applicable federal securities laws. The Board members noted they are familiar with the portfolio managers of the Sub-Adviser and their qualifications in managing the Quantified Funds.

Performance. The Board considered that the Adviser delegates day-to-day investment decisions to the Sub-Adviser and, therefore, does not directly control the performance of the Quantified Funds. The Board considered the Adviser’s other responsibilities under the Advisory Agreements, including with respect to trade oversight, reviewing daily positions and balance reports for the Quantified Funds, obtaining derivative agreements for each Quantified Fund and reporting to the Board. The Trustees kept in mind that for the Sub-Adviser, the emphasis is how their strategies work and use the Fund(s) as rotational vehicles. The Trustees concluded that the Adviser appears to be properly and reasonably monitoring the

The Quantified Funds
ADDITIONAL INFORMATION (Unaudited)(Continued)
June 30, 2026

Sub-Adviser for adherence to the respective Quantified Fund’s investment objectives and to be carrying out its functions appropriately.

With respect to performance, the Board reviewed the Sub-Adviser’s daily management and investment strategies and considered the updated performance of each of the Funds through March 31, 2026 compared to their primary benchmark and Morningstar category for various periods, including the one-, three-, five-year, ten-year, and since inception periods as provided by the Adviser. Trust counsel noted there were additions/changes to Morningstar categories presented for some Quantified Funds for a more comprehensive comparison. The Board recalled the earlier detailed presentations by a portfolio manager of Flexible Plan with respect to each Quantified Fund’s strategy and each Quantified Fund’s performance for various periods with explanations for over/under performance.

Quantified Managed Income Fund: With respect to Managed Income, (as measured by Investor Class shares) the Board noted the Fund lagged the Morningstar Conservative Allocation category for the one-, three-, five- and ten-year periods ended March 31, 2026. With respect to the Bloomberg Aggregate Bond Index, its benchmark, the Fund underperformed for the one- three- and ten-year periods ended March 31, 2026 while outperforming for the five-year period. The Board reviewed the Fund’s positive return for all periods and reflected on the Fund’s total return seeking strategy and observed the performance of each of the dividend paying stock sleeve, high-yield bond trading sleeve and rotational ETF sleeve and its effect on the Fund’s performance whether good or bad with resulting swings in performance. The Board recalled the Sub-Adviser’s earlier discussion on the strategy, and how Flexible Plan uses the Fund as a diversifying investment without purely focusing on the specific performance of the Fund. The Board concluded that Managed Income performance, while below expectations, was acceptable longer-term in light of the previous factors and noted it expects the Fund will continue to grow as part of the Sub-Adviser’s rebalancing of clients’ accounts.

Quantified Alternative Investment Fund (and subsidiary): For Alternative Investment, the Board noted the Fund (as measured by Investor Class shares) outperformed the S&P 500 for the one-year period, while underperforming for all other periods reviewed. The Board discussed how the Fund’s strategy can lead to investment in ultra-long futures, which had a positive performance, but more recently investments in private funds which improved performance. The Trustees further noted the Fund outperformed the Morningstar Macro Trading category for the one- and three-year periods while underperforming for the longer term. The Board acknowledged that the S&P 500 does not directly correspond to the Fund’s investment strategy and noted that the Morning Macro Trading category follows the alternative investment strategy of the Fund more closely and the Fund’s slight five-year and ten-year underperformance is more comparable. The Board concluded that the Fund’s performance for 2026 first quarter was successfully outperforming the S&P 500 and, in total, is acceptable.

Quantified Market Leaders Fund: The Board noted that Market Leaders (as measured by Investor Class shares) underperformed the MSCI ACWI Net Index for all periods reviewed. The Fund outperformed the Morningstar Tactical Allocation category for the ten-year period, while lagging for all other periods reviewed ended March 31, 2026. The Board acknowledged the Fund’s timely market exposure using leverage, can capture significant returns. The Board noted the changes to sector allocation as discussed earlier should improve performance and serve to mitigate risk. The first quarter 2026 loss was less than the loss experienced by the MSCI-ACWI Net Index. The Board concluded that because of the Fund’s novel nature and strategy to seek higher returns, its performance was acceptable over the long term.

The Quantified Funds
ADDITIONAL INFORMATION (Unaudited)(Continued)
June 30, 2026

Quantified STF Fund: The Board acknowledged the Fund (as measured by Investor Class shares) underperformed its benchmark, NASDAQ 100 Total Return Index, for all periods ended March 31, 2026. However, the Fund outperformed the Morningstar Tactical Allocation category for all periods ended March 31, 2026. The Board noted that the Fund’s strategy includes a risk management element, with market exposure mitigates triggered in part by volatility which can result in a whipsaw effect to the Fund and is the main cause of its underperformance. The market’s recent high volatility proved a hindrance to performance as the strategy could not keep pace with identifying trends. It was acknowledged by the Board that the signals utilized in the STF strategy are not always correct in identifying and amplifying trending markets when there is such high volatility but manages to rebound for overall good performance history. The Board discussed how the Morningstar Tactical Sector is not a perfect comparison, yet somewhat informative. The Board concluded performance, which was positive over all periods reviewed, was acceptable.

Quantified Evolution Plus Fund (and Subsidiary): The Board reviewed the Fund’s performance (as measured by Investor Class shares) and noted the Fund outperformed the S&P 500, for the one- and three-year periods, while lagging for the five-year and since inception periods. With respect to the Morningstar Tactical Allocation category for the one-, three- and five-year periods, the Fund outperformed. The Trustees acknowledged that investments in private funds are enhancing the Fund’s performance, as well as noting the Sub-Adviser’s plans to indirectly invest in crypto currencies. The Board concluded that adjustments to the Fund’s allocation strategy have and may continue to improve performance, which was found acceptable.

Quantified Common Ground Fund: For all periods ended March 31, 2026, Common Ground (as measured by Investor Class shares) underperformed its benchmarks, the S&P 1500 Index for all periods reviewed. With respect to the Morningstar Mid-Cap Blend category, the Fund underperformed for the one- and three-year periods, while outperforming for five-year period, while since inception period data was unavailable. The Board took into consideration that the Fund filters portfolio investments using both SRI (Socially Responsible Investing) and BRI (Biblically Responsible Investing) screens and that a small universe of stock is available. They noted this leads to periods of under or over performance as these sectors can fall in and out of favor. They considered good performance in 2026 via sectors and stock selections. The Board determined to continue monitoring performance, which was positive over all periods reviewed, and found it is currently acceptable.

Quantified Pattern Recognition Fund: For the three-, five-year, and since-inception periods ended March 31, 2026, the Board noted the Fund (as measured by Investor Class shares) underperformed its benchmark S&P 500. The Fund outperformed the S&P 500 and the Morningstar Large Blend category for the one-year period. The Fund lagged the Morningstar Large Blend category in performance for other periods reviewed. The Board was pleased to see improved performance partially generated from private fund investing in the last year and concluded performance was acceptable.

Quantified Tactical Sectors Fund: The Board reviewed the Fund’s performance (as measured by Investor Class shares) and found the Fund trailed both the S&P 500 and the Morningstar Large Blend category for all periods reviewed. The Board noted the Fund’s positive performance for the one- and three-year periods. The Board noted the Sub-Adviser’s adjustments to the industry sector’s strategy and mean reversion strategy is improving short-term performance. However, they questioned if the Fund could compete and compensate for lagging performance since inception. They noted the Sub-Adviser will be

The Quantified Funds
ADDITIONAL INFORMATION (Unaudited)(Continued)
June 30, 2026

reviewing the Fund’s performance and reporting any considerations, including recommending possible liquidation. The Board concluded performance, while below expectations, was acceptable for the present with understanding the Sub-Adviser is monitoring performance.

Quantified Government Income Tactical Fund: The Board reviewed the Fund’s performance (as measured by Investor Class shares) for periods ended March 31, 2026 and found it had underperformed the Bloomberg Aggregate Bond Index for all periods covered. With respect to the Morningstar Long Government category, the Fund exceeded the one-year period and slightly lagged for the three-year period with no performance available for since inception period. The Board noted the Sub-Adviser’s plan to adjust its signal research attempting to enhance returns. The Board agreed to continue to monitor the Fund’s performance and concluded it was acceptable in light of the Sub-Adviser’s plans.

Quantified Rising Dividend Tactical Fund: The Board reviewed the Fund’s performance (as measured by Investor Class shares) for one- and three-year periods, and since-inception periods ended March 31, 2026, and found it lagged both the S&P 500 and Morningstar Large Blend category. With respect to the from inception period, the Morningstar Large Blend category comparison was unavailable. The Sub-Adviser had discussed disappointment in the Fund’s performance stating it is reviewing and considering requesting a Fund liquidation. The Board noted the specialized nature of the Fund with knowledge that the Fund’s liquidation is contemplated, concluded to accept performance.

Quantified Global Fund: The Board found the Fund’s performance (as measured by Investor Class shares) for the one-year period ended March 31, 2026 exceeded its benchmark, the MSCI ACWI net and the Morningstar Global Aggressive Allocation category. With respect to the from-inception period, the Fund trailed its benchmark while the Morningstar Global Aggressive category was unavailable. The Board determined it will continue to reassess Fund performance at later dates, but concluded performance was acceptable.

Quantified Eckhardt Managed Futures Fund:

The Board reviewed Eckhardt’s performance (as measured by Investor Class shares) for the one-year period and since inception periods ended March 31, 2026, noting the Fund lagged the S&P 500 for both periods. With respect to the Morningstar Systematic Trend category the Fund lagged for the one-year period with no since inception performance figures available. The Board considered the Sub-Adviser’s earlier discussions with respect to performance not meeting expectations, and possible changes for the Fund being considered. The Board took into consideration negating factors and the “black swan” event (war in Iran). The Board determined it best to reassess Fund performance for a full futures cycle, and concluded that after giving the benefit of doubt, performance was acceptable with plans for improvement. The Board requested quarterly updates on Fund performance and proposed changes for the Echardt Fund.

In summary, for the performance of the Quantified Funds, the Board felt that with Adviser oversight, under the Sub-Adviser’s portfolio management, and with relevant strategy refinements, all the Quantified Funds are expected to continue to provide acceptable returns for shareholders over the long term.

Fees and Expenses: As to the costs of the services provided to each Fund by the Adviser and Sub-Adviser, respectively, the Board reviewed and discussed the advisory fee and total operating expenses of each Quantified Fund compared to its peer group and Morningstar category or categories as presented in the

The Quantified Funds
ADDITIONAL INFORMATION (Unaudited)(Continued)
June 30, 2026

Meeting Materials. The Board acknowledged that the Adviser pays the Sub-Adviser directly consistent with agreements and any breakpoints in effect.

Quantified Managed Income Fund: The Board noted the advisory fee of 0.75% for Managed Income was within range of the Morningstar Conservative Allocation category, and well below the maximum management fee. The Trustees discussed net expenses of 1.60% for Investor Class shares and found they were above average of the net expenses for the Morningstar Conservative Allocation category, but within range. With regards to Adviser Class shares, the Trustees noted the net expense ratio of 2.24% was equal to the average net expenses for the Morningstar Conservative Allocation category range of expenses.

Quantified Market Leaders Fund: The Board noted the advisory fee of 0.75% for Market Leaders was below the Morningstar Tactical Allocation category, management fee. The Trustees discussed net expenses of 1.53% for Investor Class shares and found they were below average for the net expenses for the Morningstar Tactical Allocation A Class category. With regards to Adviser Class shares, the Trustees noted the net expense ratio of 2.15% was below the average of the net expense ratio for the Morningstar Tactical Allocation C Class category.

Quantified Alternative Investment Fund (and subsidiary): The Board noted the advisory fee of 0.75% for Alternative Investment was below the average for the Morningstar Macro Trading category. The Trustees discussed the net expenses of 2.41% for Investor Class shares and found them above the average and above the maximum range for net expenses for the Morningstar Macro Trading A Class category. With regards to Adviser Class shares, the Board noted the net expense ratio of 3.06% was above both the average and the maximum net expense ratio for the Morningstar Macro Trading C Class category. The Trustees concluded that the above range total expenses were acceptable because they are not within the Adviser’s nor Sub-Adviser’s control.

Quantified STF Fund: The Board noted the advisory fee of 1.00% for STF was within range and well below the maximum of the Morningstar Tactical Allocation category. The Trustees discussed net expenses of 1.73% for Investor Class shares and found they were below the average and well below the maximum net expense for the Morningstar Tactical Allocation A Class category. With regards to Adviser Class shares, the Board noted the net expense ratio of 2.35% was below the average and well below the maximum net expense ratio for the Morningstar Tactical Allocation C Class category.

Quantified Evolution Plus Fund (and subsidiary): The Board noted the advisory fee of 1.00% for Evolution Plus was within range of the Morningstar Tactical Allocation category and well below the maximum management fee. The Trustees discussed net expenses of 1.83% for Investor Class shares and found they were slightly below the average net expense for the Morningstar Tactical Allocation A Class category. With regards to Adviser Class shares, the Board noted the net expense ratio of 2.43% was slightly below the average net expense ratio for the Morningstar Tactical Allocation Class C Class category.

Quantified Common Ground Fund: The Board noted the advisory fee of 1.00% for Common Ground was below the maximum of the management fee for the Morningstar Mid-Cap Blend category. The Trustees discussed net expenses of 1.61% for Investor Class shares and found them below the maximum and within range of the net expense for the Morningstar Mid Cap Blend A Class category. With regards to Adviser Class shares, the Board noted the net expense ratio of 2.24% was within range of net expense ratio for the Morningstar Mid Cap Blend C Class category and well below the maximum net expenses.

The Quantified Funds
ADDITIONAL INFORMATION (Unaudited)(Continued)
June 30, 2026

Quantified Pattern Recognition Fund: The Board noted the advisory fee of 1.00% for Pattern Recognition was within range for the Morningstar Large Blend category and below the maximum management fee. The Trustees discussed net expenses of 1.79% for Investor Class shares and found they were slightly above the maximum expenses of the Morningstar Large Blended category. With regards to Adviser Class shares, the Board noted the net expense ratio of 2.39% was slightly above the maximum expenses of the Morningstar Large Blended C category. The Trustees concluded that the above range total expenses were acceptable because they are not within the Adviser’s nor Sub-Adviser’s control.

Quantified Tactical Sectors Fund: The Board noted the advisory fee of 1.00% for the Fund was within range of the Morningstar Large Blend category and well below the maximum management fee. The Trustees discussed net expenses of 1.72% for Investor Class shares and found they were slightly above the maximum expense ratios for the Large Blend A Class. With regards to Adviser Class shares, the Board noted the net expense ratio of 2.32% was slightly below the maximum net expenses for the Morningstar Large Blend C Class category. The Trustees concluded that the above range total expenses were acceptable because they are not within the Adviser’s nor Sub-Adviser’s control.

Quantified Government Income Tactical Fund: The Board noted that the Fund’s investment strategy did not lend itself to a single Morningstar category and the advisory fee of 1.00% for the Fund was above the maximum management fee of the Morningstar Long Government category while below the upper end of the Morningstar Nontraditional Bond category. The Trustees discussed net expenses of 1.81% for Investor Class shares and found they were below the average net expense ratios for the Morningstar Long Government A Class category and slightly below the top end of the Morningstar Nontraditional Bond A Class category. With regards to Adviser Class shares, the Board noted the net expense ratio of 2.41% was below the maximum expense ratio for the Morningstar Long Government C Class category and below the top end of the Morningstar Nontraditional Bond C Class category.

Quantified Rising Dividend Tactical Fund: The Board noted the advisory fee of 1.00% for the Fund was within range of the Morningstar Large Blend category and below the maximum management fee. The Trustees discussed net expenses ratio of 1.81% for Investor Class shares and found it somewhat above upper end of the range of the net expense ratios for the Morningstar Large Blend A Class. With regards to Adviser Class shares, the Board noted the net expense ratio of 2.41% was just slightly above the maximum of the net expense ratios for the Morningstar Large Blend C Class category. The Trustees concluded that the above range total expenses were acceptable because they are not within the Adviser’s nor Sub-Adviser’s control.

Quantified Global Fund: The Board noted that the Global advisory fee of 1.00% was within range of the Morningstar Aggressive Global Allocation category and below the maximum management fee. The Trustees discussed net expenses for Investor Class shares of 1.69% and found them slightly above the maximum expense ratios for the Morningstar category. With respect to Advisor Class shares expense ratio of 2.29%, the Board found them to be slightly above maximum expense ratios of the Morningstar Aggressive Global Allocation Class A category. The Trustees concluded that the above range total expenses were acceptable because they are not within the Adviser’s nor Sub-Adviser’s control.

The Quantified Funds
ADDITIONAL INFORMATION (Unaudited)(Continued)
June 30, 2026

Quantified Eckhardt Managed Futures Fund:

The Board noted the advisory fee of 1.00% was below the average management fee of the Morningstar Systematic Trend category. The Trustees discussed net expenses of Investor Class shares of 1.72% and found them to be below the average expense ratios of the Systematic Trend A category. With respect to Advisory Class shares expense ratio of 2.37%, the Board found them to be below the average expense ratio of the Morning Systematic Trend C category.

In the review of expenses with respect to each Quantified Fund, the Board reviewed and considered the split of the Advisory fee between the Adviser and the Sub-Adviser (the Sub-Adviser being paid by the Adviser, not the respective Fund), and determined it was acceptable and reasonable for the services being provided to the respective Quantified Fund. The Board concluded that the advisory fees and net expenses of each Quantified Fund were reasonable, taking into consideration the complex investment strategy for the Quantified Funds.

Profitability of Adviser. The Board considered the level of profitability for the Adviser, and if the fees were the result of arms-length negotiations with respect to the Advisory Agreements. The Trustees reviewed the levels of profits to the Adviser for the fiscal year with respect to advisory fees and from the total relationship with each Fund. They considered whether profits from each Fund were reasonable in light of services provided, including the assets levels and payments to the respective Sub-Adviser, and any breakpoints in fee structures for each respective Fund. The Board discussed the reverse breakpoint split fees applicable to the Quantified Funds. The Board considered the split with the Sub-Advisers to be reasonable for the services provided. The Board concluded the Adviser having excess profits from advising the Funds is not a concern.

Quantified Funds: Managed Income, Alternative, Evolution Plus, Tactical Sectors, Rising Dividend, and Global

With respect to the Quantified Funds identified above, the Board noted that the Adviser was operating at a slight profit from advising the Fund, and the profit decreased when taking into account the totality of the relationship with each.

Quantified Funds: Market Leaders, STF Fund, Common Ground, Pattern Recognitions, Government Income, and Eckhardt

With respect to the Quantified Funds identified above, the Board noted that the Adviser operated at a loss from advisory fees and when taking into account the totality of the relationship with each. The Board considered the split with the Sub-Adviser to be reasonable for the services provided.

The Board discussed the reverse breakpoint split in advisory fees, and the Adviser’s ability to continue to manage and operate the Quantified Funds at a loss. Ms. Ayers-Rigsby stated Flexible Plan has a strong sales team to assist with marketing. The Board concluded that based on assets levels and services provided, excessive profit levels for the Adviser are not a concern at this time. The Board concluded they would continue to monitor the Adviser’s profitability as assets of the Quantified Funds grow.

Profitability of Sub-Adviser: The Board reviewed the levels of profits to the Sub-Adviser for the fiscal year with respect to Quantified Funds. They noted the situation for each Quantified Fund with respect to sub-advisory fees and from the total relationship with each Quantified Fund. With regard to all Funds, the Board noted that the Sub-Adviser usually charges higher fees for separately managed accounts with

The Quantified Funds
ADDITIONAL INFORMATION (Unaudited)(Continued)
June 30, 2026

similar investment strategies or have fee structures that are not directly comparable. The Board, in consultation with counsel, noted that current court rulings with respect to profitability suggest up to or even over a 70% profit margin for any adviser or sub-adviser could be acceptable and not considered excessive.

Quantified Funds: Managed Income, Market Leaders, Alternative Investment Fund

With respect to the above referenced Quantified Funds, and after a review of the Sub-Adviser’s profitability, the Board noted Flexible Plan operated each Fund at a loss when reviewing sub-advisory fees and at a loss when reviewing the total relationship with the Fund. The Board concluded that based on the assets levels and services provided, the Sub-Adviser having excess profits is not of current concern.

Quantified Funds: STF Fund, Common Ground, Evolution Plus, Pattern Recognition, Tactical Sectors, Rising Dividend, Government Income Global Fund and Eckhardt

The Board reviewed the profitability of Flexible Plan, which was no higher than 21% for any Fund, and noted the Sub-Adviser made a modest profit from managing each Fund. The Board found that the Sub-Adviser’s profits remained basically the same when including other income earned from their total relationship with the Fund.

With respect to the above referenced Quantified Funds, the Board reviewed the profitability of Flexible Plan. With the sub-advisory fees based on average assets of combined Quantified Funds and taking into account the reverse breakpoint fee schedule, the Board acknowledged it is unlikely that the Sub-Adviser will, with respect to sub-advisory fees, or when taking into account the totality of the relationship, experience excess profits from its relationship with the any of the Quantified Funds. The Board stated they will monitor profit levels from each Quantified Fund as Flexible Plan continues to build assets of the Quantified Funds.

Economies of Scale.

As to the extent to which the Quantified Funds will realize economies of scale, the Adviser reported an estimate of $700 million per Fund. The Board discussed the Adviser’s expectations for the growth in net assets of each Quantified Fund and concluded that any material economies of scale were not a concern at present assets levels. The Trustees noted economies of scale is an advisory agreement concern and is not a consideration for approval of any sub-advisory agreements. The Board agreed to revisit economies of scale as assets of the Quantified Funds continue to grow.

Conclusion. Counsel assisted the Board throughout the 15(c) review process. The Board members relied upon the advice of counsel, and their own business judgement, in determining the material factors to be considered in evaluating each of the Advisory Agreement and Subsidiary Advisory Agreements, Sub-Advisory and Subsidiary Sub-Advisory Agreements. In considering the approval, the Board noted that each Trustee may have afforded different weight to the various factors in reaching conclusions.

Accordingly, having requested and received such information from the Adviser and Sub-Adviser as appropriate; the Board, including a majority of the Independent Trustees, determined that, with respect to the Advisory Agreements, separately that (i) the terms of the Advisory Agreements are reasonable; (ii) the compensation payable by each Quantified Fund to Advisors Preferred, LLC under the Advisory

The Quantified Funds
ADDITIONAL INFORMATION (Unaudited)(Continued)
June 30, 2026

Agreements is determined to be for investment advisory services that are not primarily intended to result in sales of shares of the Funds (iii) compensation payable under the Agreements is based on services provided that are in addition to rather than duplicative of services provided by other investment funds, ETFs, mutual funds and similar productions (iv) such compensation is determined to be fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable business judgement and (v) the Advisory Agreements are in the best interests of each of each of the Quantified Funds and its respective shareholders.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies. Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders. None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable

(b)       Not applicable

Item 19. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Preferred Trust

By (Signature and Title)

/s/ Catherine Ayers-Rigsby
Catherine Ayers-Rigsby, Principal Executive Officer/President

Date	9/3/26

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Catherine Ayers-Rigsby
Catherine Ayers-Rigsby, Principal Executive Officer/President

Date	9/3/26

By (Signature and Title)

/s/ Christine Casares
Christine Casares, Principal Financial Officer/Treasurer

Date	9/3/26